                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8532

               American Century Strategic Asset Allocations, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                     4500 Main Street Kansas City, MO. 64111
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO. 64111
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (816) 531-5575

Date of fiscal year end:   November 30, 2002

Date of reporting period:  May 31, 2003

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

[front cover]

May 31, 2003

American Century
Semiannual Report

[photo]

Strategic Allocation:
  Conservative
  Moderate
  Aggressive

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You ........................................................    1

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo]
James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Strategic Allocation funds for the six months ended May 31, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
November 30, 2003, available in approximately six months.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                              ----------------------
                                              AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                                   1 YEAR      5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                      1.25%       4.41%       6.49%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                      -8.06%      -1.08%       7.45%(1)       --
--------------------------------------------------------------------------------
LEHMAN U.S. AGGREGATE INDEX        11.58%       7.77%       7.78%(1)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY BILL INDEX     1.35%       3.78%       4.20%(1)       --
--------------------------------------------------------------------------------
Institutional Class                 1.45%         --        2.37%        8/1/00
--------------------------------------------------------------------------------
Advisor Class                       0.81%       4.11%       6.31%        10/2/96
--------------------------------------------------------------------------------

(1)  Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

                                                                     (continued)

-----

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
-----------------------------------------------------------------------------------------------------------------------
                                      1996*      1997       1998       1999      2000       2001      2002       2003
-----------------------------------------------------------------------------------------------------------------------
Investor Class                        0.64%      9.16%     15.99%      5.74%     8.88%      6.32%     0.13%      1.25%
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         5.09%     29.41%     30.69%     21.03%    10.48%    -10.55%   -13.85%     -8.06%
-----------------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Index          -1.45%      8.32%     10.91%      4.35%     2.11%     13.12%     8.10%     11.58%
-----------------------------------------------------------------------------------------------------------------------
90-Day U.S. Treasury Bill Index       1.25%      5.17%      5.16%      4.62%     5.26%      5.45%     2.28%      1.35%
-----------------------------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          3

Strategic Allocation: Conservative - Portfolio Commentary

By Jeff Tyler and Brian Howell, portfolio managers

Strategic Allocation: Conservative returned 5.16% during the six months ended
May 31.* The portfolio generally allocates holdings over the long term with the following neutral weightings: 45% stocks, 45% bonds, and 10% cash equivalents.
Those weightings drifted with the performance of stocks, bonds, and cash, but we rebalanced to reset the portfolio near its neutral asset mix.

ASSET ALLOCATION
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                              % OF FUND
                                                             INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                      37.5%
--------------------------------------------------------------------------------
U.S. Stocks & Equity Futures                                    34.1%
--------------------------------------------------------------------------------
Money Market Securities                                         18.5%
--------------------------------------------------------------------------------
Foreign Stocks                                                   8.4%
--------------------------------------------------------------------------------
Foreign Bonds                                                    1.5%
--------------------------------------------------------------------------------

As shown in Strategic Allocation: Conservative's schedule of investments
(starting on page 6), the portfolio was broadly diversified. At the end of the period, the portfolio's stock holdings were distributed across 55 different industries, while the bond portion of the portfolio held more than one hundred fixed-income securities, and cash holdings were invested in several different types of money market securities. Indeed, the portfolio held 684 different securities at the end of the period. In addition, the portfolio's top five stock holdings were spread across a diverse group of businesses. Because the portfolio maintains broad exposure to stocks (both domestic and international), bonds, and cash, a review of the financial markets helps explain the portfolio's return.

U.S. bonds (as measured by the Lehman U.S. Aggregate Index) rallied, posting a
6.29% return. As bonds advanced, many of Strategic Allocation: Conservative's bond holdings performed well. At the end of the period, the vast majority of the portfolio's bond holdings were invested in corporate, mortgage-backed, and U.S.
Treasury securities, while fixed-income securities made up 39.0% of the overall portfolio. Low interest rates meant that short-term liquid investments (as measured by the 90-Day U.S. Treasury Bill Index) returned only 0.57% during the period. Strategic Allocation: Conservative's money market holdings at the end of the period totaled 18.5% of the portfolio. Our cash position looks considerably higher than normal because we bought mortgage-backed securities for forward settlement, which means that a portion of that cash was actually committed to buying fixed-income securities.

FUND'S U.S. BONDS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND'S
                                                             U.S. BONDS
--------------------------------------------------------------------------------
Corporate Securities                                            29.3%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                      31.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                        24.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              7.9%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                4.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                                          1.6%
--------------------------------------------------------------------------------
Municipal Securities                                             0.9%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

-----

Strategic Allocation: Conservative - Portfolio Commentary

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND'S              % OF
                                        U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Exxon Mobil Corp.                          2.3%                  0.8%
--------------------------------------------------------------------------------
Freddie Mac                                2.2%                  0.7%
--------------------------------------------------------------------------------
Citigroup Inc.                             2.1%                  0.7%
--------------------------------------------------------------------------------
Bank of America Corp.                      1.4%                  0.5%
--------------------------------------------------------------------------------
Microsoft Corporation                      1.4%                  0.5%
--------------------------------------------------------------------------------

U.S. stocks, as measured by the S&P 500 Index, advanced during the period. The
S&P 500 rebounded after hitting a low point in March, and the subsequent rally was big enough to offset the earlier declines. As a result, the index was up
3.87% for the period. Other stock market indices also posted positive returns, with the S&P SmallCap 600 Index up 6.35% and the S&P MidCap 400 Index up 6.44%.
In that environment, many of Strategic Allocation: Conservative's stock holdings performed well.

International stocks, which can be measured by the MSCI EAFE(reg.tm) Index, returned 3.30%, performing in line with the S&P 500. Strategic Allocation:
Conservative's international equity holdings, which accounted for 8.4% of the portfolio as of May 31, were invested primarily in Europe, with smaller positions in Asia and Latin America.

Summing up the period, Strategic Allocation: Conservative's positive return can be attributed to gains in  the portfolio's stock, bond, and cash holdings. Going forward, we will continue to maintain the portfolio's broad diversification.

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND'S
                                          FOREIGN                % OF
                                          STOCKS                 FUND
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                        5.3%                  0.5%
--------------------------------------------------------------------------------
BP plc ADR                                 2.8%                  0.2%
--------------------------------------------------------------------------------
France Telecom SA ORD                      2.6%                  0.2%
--------------------------------------------------------------------------------
Novartis AG ORD                            2.5%                  0.2%
--------------------------------------------------------------------------------
Vodafone Group plc ORD                     2.4%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND'S
                                                               FOREIGN
                                                               STOCKS
--------------------------------------------------------------------------------
Europe                                                          79.7%
--------------------------------------------------------------------------------
Asia/Pacific                                                    15.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        5.1%
--------------------------------------------------------------------------------

                                                                          -----
                                                                          5

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                    Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 42.1%

AIRLINES(1)
--------------------------------------------------------------------------------
            4,000  Ryanair Holdings plc ADR(2)                     $    165,860
--------------------------------------------------------------------------------
            5,600  Southwest Airlines Co.                                89,992
--------------------------------------------------------------------------------
                                                                        255,852
--------------------------------------------------------------------------------
ALCOHOL(1)
--------------------------------------------------------------------------------
            3,700  Anheuser-Busch Companies,
                   Inc.                                                 194,731
--------------------------------------------------------------------------------
            1,500  Constellation Brands, Inc.(2)                         41,355
--------------------------------------------------------------------------------
                                                                        236,086
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.3%
--------------------------------------------------------------------------------
           12,400  Jones Apparel Group, Inc.(2)                         364,064
--------------------------------------------------------------------------------
           10,600  Liz Claiborne, Inc.                                  359,234
--------------------------------------------------------------------------------
            2,507  Puma AG Rudolf Dassler
                   Sport ORD                                            268,643
--------------------------------------------------------------------------------
           11,700  VF Corp.                                             445,419
--------------------------------------------------------------------------------
                                                                      1,437,360
--------------------------------------------------------------------------------
BANKS -- 4.4%
--------------------------------------------------------------------------------
           14,734  Alliance & Leicester plc ORD                         201,366
--------------------------------------------------------------------------------
           42,947  Allied Irish Banks plc ORD                           641,256
--------------------------------------------------------------------------------
           20,600  Australia & New Zealand
                   Banking Group Ltd. ORD                               249,319
--------------------------------------------------------------------------------
           19,800  Banco Popolare di Verona e
                   Novara Scrl ORD                                      297,039
--------------------------------------------------------------------------------
            8,200  Banco Popular Espanol SA
                   ORD                                                  434,516
--------------------------------------------------------------------------------
           35,200  Bank of America Corp.                              2,611,839
--------------------------------------------------------------------------------
           40,100  Bank of Ireland ORD                                  485,419
--------------------------------------------------------------------------------
           20,800  Bank One Corp.                                       777,088
--------------------------------------------------------------------------------
           12,366  BNP Paribas SA ORD                                   613,043
--------------------------------------------------------------------------------
           92,900  Citigroup Inc.                                     3,810,757
--------------------------------------------------------------------------------
            1,161  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                                98,434
--------------------------------------------------------------------------------
            4,600  First Tennessee National Corp.                       215,096
--------------------------------------------------------------------------------
            7,601  First Virginia Banks, Inc.                           326,843
--------------------------------------------------------------------------------
           17,300  Fleet Boston Financial Corp.                         511,561
--------------------------------------------------------------------------------
           29,200  ForeningsSparbanken AB ORD                           412,355
--------------------------------------------------------------------------------
           84,247  HBOS plc ORD                                         982,956
--------------------------------------------------------------------------------
            1,250  HSBC Holdings plc ADR                                 74,088
--------------------------------------------------------------------------------
          140,700  IntesaBci SpA ORD                                    450,653
--------------------------------------------------------------------------------
           16,700  KeyCorp                                              440,880
--------------------------------------------------------------------------------
           20,400  Marshall & Ilsley Corp.                              612,000
--------------------------------------------------------------------------------
           19,900  National City Corp.                                  673,018
--------------------------------------------------------------------------------
           22,200  PNC Financial Services Group                       1,093,350
--------------------------------------------------------------------------------
           28,609  Royal Bank of Scotland Group
                   plc ORD                                              743,073
--------------------------------------------------------------------------------
           12,100  Societe Generale Cl A ORD                            743,764
--------------------------------------------------------------------------------
           22,200  SunTrust Banks, Inc.                               1,316,460
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           46,199  U.S. Bancorp                                    $  1,094,916
--------------------------------------------------------------------------------
            4,900  UCBH Holdings Inc.                                   127,180
--------------------------------------------------------------------------------
          219,600  UniCredito Italiano ORD                            1,005,915
--------------------------------------------------------------------------------
            8,200  UnionBanCal Corporation                              346,450
--------------------------------------------------------------------------------
           12,648  W Holding Company, Inc.                              206,795
--------------------------------------------------------------------------------
           39,300  Wachovia Corp.                                     1,579,074
--------------------------------------------------------------------------------
            3,800  Wells Fargo & Co.                                    183,540
--------------------------------------------------------------------------------
           32,500  Westpac Banking Corporation
                   ORD                                                  346,006
--------------------------------------------------------------------------------
                                                                     23,706,049
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
            7,738  Amgen Inc.(2)                                        501,228
--------------------------------------------------------------------------------
              200  Cephalon, Inc.(2)                                      9,036
--------------------------------------------------------------------------------
            4,500  Gilead Sciences, Inc.(2)                             237,353
--------------------------------------------------------------------------------
           29,300  QLT Inc.(2)                                          394,818
--------------------------------------------------------------------------------
                                                                      1,142,435
--------------------------------------------------------------------------------
CHEMICALS -- 0.6%
--------------------------------------------------------------------------------
            4,000  3M Co.                                               505,880
--------------------------------------------------------------------------------
           19,200  Air Products & Chemicals, Inc.                       836,928
--------------------------------------------------------------------------------
            8,700  Cytec Industries Inc.(2)                             287,970
--------------------------------------------------------------------------------
            1,800  Dow Chemical Co.                                      57,240
--------------------------------------------------------------------------------
            4,100  du Pont (E.I.) de Nemours &
                   Co.                                                  172,774
--------------------------------------------------------------------------------
            2,400  Ecolab Inc.                                          129,000
--------------------------------------------------------------------------------
            2,200  Methanex Corp. ADR                                    22,572
--------------------------------------------------------------------------------
            3,000  Minerals Technologies Inc.                           150,600
--------------------------------------------------------------------------------
            9,000  PPG Industries, Inc.                                 437,670
--------------------------------------------------------------------------------
           11,900  Rohm and Haas Co.                                    385,917
--------------------------------------------------------------------------------
           10,019  Sherwin-Williams Co.                                 274,320
--------------------------------------------------------------------------------
                                                                      3,260,871
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.2%
--------------------------------------------------------------------------------
           34,700  Gap, Inc. (The)                                      589,900
--------------------------------------------------------------------------------
            5,079  Hot Topic, Inc.(2)                                   135,432
--------------------------------------------------------------------------------
           28,400  Limited Brands                                       433,384
--------------------------------------------------------------------------------
                                                                      1,158,716
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 0.8%
--------------------------------------------------------------------------------
           69,400  Cisco Systems Inc.(2)                              1,129,485
--------------------------------------------------------------------------------
           16,600  Dell Computer Corp.(2)                               519,829
--------------------------------------------------------------------------------
           37,300  EMC Corporation(2)                                   403,586
--------------------------------------------------------------------------------
           54,644  Hewlett-Packard Co.                                1,065,558
--------------------------------------------------------------------------------
            1,600  Lexmark International, Inc.(2)                       119,040
--------------------------------------------------------------------------------
           11,400  Research In Motion Ltd.(2)                           216,543
--------------------------------------------------------------------------------
              900  Storage Technology Corp.(2)                           24,300
--------------------------------------------------------------------------------
           55,626  Sun Microsystems, Inc.(2)                            241,139
--------------------------------------------------------------------------------
           30,400  Western Digital Corp.(2)                             380,608
--------------------------------------------------------------------------------
           32,900  Xerox Corp.(2)                                       359,597
--------------------------------------------------------------------------------
                                                                      4,459,685
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 1.1%
--------------------------------------------------------------------------------
           31,400  Amdocs Ltd.(2)                                  $    612,614
--------------------------------------------------------------------------------
            3,700  Autodesk, Inc.                                        55,241
--------------------------------------------------------------------------------
           10,200  BMC Software Inc.(2)                                 172,992
--------------------------------------------------------------------------------
            6,000  Cadence Design Systems, Inc.(2)                       83,400
--------------------------------------------------------------------------------
           26,300  Computer Associates
                   International, Inc.                                  569,921
--------------------------------------------------------------------------------
            1,000  Electronic Arts Inc.(2)                               68,540
--------------------------------------------------------------------------------
              200  Intuit Inc.(2)                                         9,221
--------------------------------------------------------------------------------
            2,743  Kronos Inc.(2)                                       134,119
--------------------------------------------------------------------------------
          105,798  Microsoft Corporation                              2,603,160
--------------------------------------------------------------------------------
           31,400  Oracle Corp.(2)                                      408,514
--------------------------------------------------------------------------------
           11,300  SAP AG ADR                                           321,824
--------------------------------------------------------------------------------
            3,800  SAP AG ORD                                           427,109
--------------------------------------------------------------------------------
            2,400  Synopsys, Inc.(2)                                    147,012
--------------------------------------------------------------------------------
            6,400  Take-Two Interactive Software,
                   Inc.(2)                                              161,536
--------------------------------------------------------------------------------
                                                                      5,775,203
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.6%
--------------------------------------------------------------------------------
            8,400  Centex Corp.                                         652,092
--------------------------------------------------------------------------------
            4,500  Fluor Corp.                                          159,705
--------------------------------------------------------------------------------
           14,600  Grupo Dragados SA ORD                                293,471
--------------------------------------------------------------------------------
           14,934  Grupo Ferrovial SA ORD                               409,567
--------------------------------------------------------------------------------
            5,708  KB Home                                              356,750
--------------------------------------------------------------------------------
           37,900  Martin Marietta Materials, Inc.                    1,296,559
--------------------------------------------------------------------------------
            9,100  Masco Corp.                                          223,860
--------------------------------------------------------------------------------
               70  NVR, Inc.(2)                                          28,543
--------------------------------------------------------------------------------
                                                                      3,420,547
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.4%
--------------------------------------------------------------------------------
              300  Carlisle Companies, Inc.                              13,521
--------------------------------------------------------------------------------
            1,700  Harman International
                   Industries Inc.                                      126,140
--------------------------------------------------------------------------------
           10,200  Herman Miller, Inc.                                  197,319
--------------------------------------------------------------------------------
           15,897  Koninklijke Royal Philips
                   Electronics N.V. New York
                   Shares                                               312,535
--------------------------------------------------------------------------------
           18,000  Sharp Corp. ORD                                      198,283
--------------------------------------------------------------------------------
           18,700  Whirlpool Corp.                                    1,064,030
--------------------------------------------------------------------------------
                                                                      1,911,828
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.8%
--------------------------------------------------------------------------------
           15,100  Boeing Co.                                           463,117
--------------------------------------------------------------------------------
            4,200  Flir Systems Inc.(2)                                 119,868
--------------------------------------------------------------------------------
           45,600  Honeywell International Inc.                       1,194,720
--------------------------------------------------------------------------------
            2,600  L-3 Communications Holdings,
                   Inc.(2)                                              112,710
--------------------------------------------------------------------------------
            7,200  Lockheed Martin Corp.                                334,224
--------------------------------------------------------------------------------
            5,700  Northrop Grumman Corp.                               501,315
--------------------------------------------------------------------------------
              850  Precision Castparts Corp.                             24,863
--------------------------------------------------------------------------------
           29,400  Raytheon Company                                     941,976
--------------------------------------------------------------------------------
           31,000  Rockwell Collins                                     712,380
--------------------------------------------------------------------------------
                                                                      4,405,173
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 0.8%
--------------------------------------------------------------------------------
            4,100  Costco Companies, Inc.(2)                       $    151,885
--------------------------------------------------------------------------------
           33,000  Federated Department Stores,
                   Inc.(2)                                            1,072,500
--------------------------------------------------------------------------------
           21,062  J.C. Penney Company, Inc.                            364,794
--------------------------------------------------------------------------------
           35,727  Marks & Spencer Group plc
                   ORD                                                  167,441
--------------------------------------------------------------------------------
           27,000  May Department Stores Co.
                   (The)                                                585,630
--------------------------------------------------------------------------------
            3,741  Metro AG ORD                                         116,826
--------------------------------------------------------------------------------
              360  Saks Incorporated(2)                                   3,377
--------------------------------------------------------------------------------
           19,400  Sears, Roebuck & Co.                                 581,612
--------------------------------------------------------------------------------
            5,500  Target Corp.                                         201,465
--------------------------------------------------------------------------------
           19,500  Wal-Mart Stores, Inc.                              1,025,895
--------------------------------------------------------------------------------
                                                                      4,271,425
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.8%
--------------------------------------------------------------------------------
            2,600  iShares Russell 2000 Index
                   Fund                                                 228,800
--------------------------------------------------------------------------------
           14,500  Nasdaq 100-Index Tracking
                   Stock(2)                                             431,085
--------------------------------------------------------------------------------
           33,100  Standard and Poor's 500
                   Depositary Receipt                                 3,209,045
--------------------------------------------------------------------------------
            5,000  Standard and Poor's MidCap
                   400 Depositary Receipt                               435,650
--------------------------------------------------------------------------------
                                                                      4,304,580
--------------------------------------------------------------------------------
DRUGS -- 2.9%
--------------------------------------------------------------------------------
           25,200  Abbott Laboratories                                1,122,660
--------------------------------------------------------------------------------
           13,600  Andrx Corp(2)                                        261,528
--------------------------------------------------------------------------------
           11,200  AstraZeneca plc ORD                                  453,881
--------------------------------------------------------------------------------
            5,200  Aventis SA ORD                                       271,750
--------------------------------------------------------------------------------
           10,563  Biovail Corporation(2)                               492,658
--------------------------------------------------------------------------------
           50,400  Bristol-Myers Squibb Co.                           1,290,240
--------------------------------------------------------------------------------
            5,995  Elan Corp. plc ADR(2)                                 36,689
--------------------------------------------------------------------------------
            3,700  Eli Lilly and Company                                221,149
--------------------------------------------------------------------------------
           13,225  Endo Pharmaceuticals
                   Holdings Inc.(2)                                     209,286
--------------------------------------------------------------------------------
           17,869  GlaxoSmithKline plc ADR                              714,939
--------------------------------------------------------------------------------
            3,500  IDEXX Laboratories, Inc.(2)                          125,125
--------------------------------------------------------------------------------
           30,400  Johnson & Johnson                                  1,652,240
--------------------------------------------------------------------------------
           45,700  Merck & Co., Inc.                                  2,540,006
--------------------------------------------------------------------------------
           28,920  Novartis AG ORD                                    1,136,278
--------------------------------------------------------------------------------
           15,000  Olympus Optical Co., Ltd. ORD                        283,979
--------------------------------------------------------------------------------
              600  Perrigo Co.                                            8,757
--------------------------------------------------------------------------------
           72,032  Pfizer, Inc.                                       2,234,433
--------------------------------------------------------------------------------
            1,400  Pharmaceutical Resources Inc.(2)                      57,456
--------------------------------------------------------------------------------
           10,819  Roche Holding AG ORD                                 826,850
--------------------------------------------------------------------------------
            4,803  Sanofi-Synthelabo SA ORD                             307,391
--------------------------------------------------------------------------------
           16,100  Schering-Plough Corp.                                297,045
--------------------------------------------------------------------------------
            3,414  Sigma-Aldrich Corp.                                  178,569
--------------------------------------------------------------------------------
           26,700  Smith & Nephew plc ORD                               161,887
--------------------------------------------------------------------------------
            4,000  Takeda Chemical Industries,
                   Ltd. ORD                                             157,152
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

              376  Watson Pharmaceuticals, Inc.(2)                 $     13,920
--------------------------------------------------------------------------------
            4,900  Wyeth                                                214,865
--------------------------------------------------------------------------------
                                                                     15,270,733
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
            4,500  ADTRAN, Inc.(2)                                      217,373
--------------------------------------------------------------------------------
           30,436  Alcatel SA ORD(2)                                    279,193
--------------------------------------------------------------------------------
            2,700  Amphenol Corp. Cl A(2)                               127,575
--------------------------------------------------------------------------------
            1,772  Anixter International Inc.(2)                         42,386
--------------------------------------------------------------------------------
           17,000  AVX Corporation                                      204,850
--------------------------------------------------------------------------------
           11,700  CIENA Corporation(2)                                  67,568
--------------------------------------------------------------------------------
           28,938  Dover Corp.                                          877,110
--------------------------------------------------------------------------------
            5,300  Garmin Ltd.(2)                                       255,699
--------------------------------------------------------------------------------
            5,100  Jabil Circuit, Inc.(2)                               107,049
--------------------------------------------------------------------------------
           21,300  JDS Uniphase Corp.(2)                                 82,538
--------------------------------------------------------------------------------
            2,000  Keyence Corp. ORD                                    352,503
--------------------------------------------------------------------------------
           21,300  Littelfuse, Inc.(2)                                  458,588
--------------------------------------------------------------------------------
            6,800  Motorola, Inc.                                        57,936
--------------------------------------------------------------------------------
           23,722  Nokia Corp. Cl A ADR                                 427,945
--------------------------------------------------------------------------------
            6,900  Plantronics, Inc.(2)                                 148,557
--------------------------------------------------------------------------------
           12,000  Sanmina-SCI Corp.(2)                                  68,700
--------------------------------------------------------------------------------
            1,700  Schneider SA ORD                                      77,811
--------------------------------------------------------------------------------
           15,800  Scientific-Atlanta, Inc.                             311,102
--------------------------------------------------------------------------------
          172,900  Telefonaktiebolaget LM
                   Ericsson Cl B ORD(2)                                 178,385
--------------------------------------------------------------------------------
           13,200  UTStarcom Inc.(2)                                    391,578
--------------------------------------------------------------------------------
                                                                      4,734,446
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.9%
--------------------------------------------------------------------------------
           25,000  Ameren Corp.                                       1,137,500
--------------------------------------------------------------------------------
           21,500  American Electric Power                              624,360
--------------------------------------------------------------------------------
            3,300  Cinergy Corp.                                        125,202
--------------------------------------------------------------------------------
           11,000  DTE Energy Company                                   476,630
--------------------------------------------------------------------------------
           20,700  Edison International(2)                              336,996
--------------------------------------------------------------------------------
            6,300  Entergy Corp.                                        325,647
--------------------------------------------------------------------------------
           24,300  Exelon Corporation                                 1,392,390
--------------------------------------------------------------------------------
            5,700  FPL Group, Inc.                                      378,879
--------------------------------------------------------------------------------
            9,100  Wisconsin Energy Corp.                               253,435
--------------------------------------------------------------------------------
                                                                      5,051,039
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.3%
--------------------------------------------------------------------------------
            2,600  Amerada Hess Corp.                                   127,400
--------------------------------------------------------------------------------
            4,295  Apache Corp.                                         283,126
--------------------------------------------------------------------------------
           30,400  BP plc ADR                                         1,273,456
--------------------------------------------------------------------------------
           18,700  ChevronTexaco Corp.                                1,326,578
--------------------------------------------------------------------------------
           16,142  ConocoPhillips                                       871,184
--------------------------------------------------------------------------------
           11,300  EnCana Corp. ORD                                     414,019
--------------------------------------------------------------------------------
            2,900  Evergreen Resources, Inc.(2)                         154,454
--------------------------------------------------------------------------------
          113,961  Exxon Mobil Corp.                                  4,148,181
--------------------------------------------------------------------------------
            3,200  Newfield Exploration Company(2)                      119,872
--------------------------------------------------------------------------------
           18,700  Occidental Petroleum Corp.                           630,938
--------------------------------------------------------------------------------
           52,813  Royal Dutch Petroleum Co.
                   New York Shares                                    2,405,632
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

            3,500  Stone Energy Corporation(2)                     $    143,150
--------------------------------------------------------------------------------
            5,042  Tom Brown, Inc.(2)                                   142,689
--------------------------------------------------------------------------------
            8,166  XTO Energy Inc.                                      175,242
--------------------------------------------------------------------------------
                                                                     12,215,921
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%
--------------------------------------------------------------------------------
            4,000  Regal Entertainment Group                             88,920
--------------------------------------------------------------------------------
           17,035  Viacom, Inc. Cl B(2)                                 775,433
--------------------------------------------------------------------------------
                                                                        864,353
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
           57,700  Waste Management, Inc.                             1,469,619
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
--------------------------------------------------------------------------------
           19,800  3i Group plc ORD                                     190,784
--------------------------------------------------------------------------------
           27,600  American Express Co.                               1,149,816
--------------------------------------------------------------------------------
           12,200  Block (H & R), Inc.                                  499,468
--------------------------------------------------------------------------------
           10,400  Capital One Financial Corp.                          500,968
--------------------------------------------------------------------------------
           17,200  Credit Suisse Group ORD                              465,974
--------------------------------------------------------------------------------
            7,156  Deutsche Bank AG ORD(2)                              419,642
--------------------------------------------------------------------------------
           13,300  Deutsche Boerse AG ORD                               700,848
--------------------------------------------------------------------------------
           11,900  Fannie Mae                                           880,600
--------------------------------------------------------------------------------
           66,400  Freddie Mac(3)                                     3,971,383
--------------------------------------------------------------------------------
            2,300  FTI Consulting, Inc.(2)                               84,433
--------------------------------------------------------------------------------
           59,190  General Electric Co.                               1,698,753
--------------------------------------------------------------------------------
            6,700  Hilb, Rogal & Hamilton Co.                           234,366
--------------------------------------------------------------------------------
            7,100  ICAP plc ORD                                         123,329
--------------------------------------------------------------------------------
           11,000  ING Groep N.V. ORD                                   177,457
--------------------------------------------------------------------------------
            2,200  MBIA Inc.                                            110,110
--------------------------------------------------------------------------------
           12,500  MGIC Investment Corp.                                675,250
--------------------------------------------------------------------------------
              900  SLM Corporation                                      108,000
--------------------------------------------------------------------------------
              800  Student Loan Corp. (The)                              95,280
--------------------------------------------------------------------------------
            6,761  UBS AG ORD                                           365,291
--------------------------------------------------------------------------------
                                                                     12,451,752
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.5%
--------------------------------------------------------------------------------
           38,000  Ajinomoto Co. Inc. ORD                               378,170
--------------------------------------------------------------------------------
           21,300  Altadis, SA ORD                                      605,475
--------------------------------------------------------------------------------
           28,300  Campbell Soup Company                                706,085
--------------------------------------------------------------------------------
            3,700  Coca-Cola Company (The)                              168,609
--------------------------------------------------------------------------------
            9,846  Coca-Cola Enterprises Inc.                           184,613
--------------------------------------------------------------------------------
           16,712  ConAgra Foods, Inc.                                  405,600
--------------------------------------------------------------------------------
            9,900  Dean Foods Co.(2)                                    452,925
--------------------------------------------------------------------------------
           14,515  Gallaher Group plc ORD                               146,163
--------------------------------------------------------------------------------
            2,400  Groupe Danone ORD                                    330,373
--------------------------------------------------------------------------------
           16,300  H.J. Heinz Company                                   539,041
--------------------------------------------------------------------------------
           12,200  Hain Celestial Group, Inc.
                   (The)(2)                                             211,426
--------------------------------------------------------------------------------
            9,800  Interstate Bakeries Corp.                            127,204
--------------------------------------------------------------------------------
            3,100  Kellogg Co.                                          109,120
--------------------------------------------------------------------------------
           13,200  Kraft Foods Inc.                                     427,680
--------------------------------------------------------------------------------
            3,900  McCormick & Company,
                   Incorporated                                         104,910
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

            1,899  Nestle SA ORD                                   $    399,005
--------------------------------------------------------------------------------
            3,800  Pepsi Bottling Group Inc.                             77,482
--------------------------------------------------------------------------------
           10,600  PepsiCo, Inc.                                        468,520
--------------------------------------------------------------------------------
           11,100  Performance Food Group Co.(2)                        401,265
--------------------------------------------------------------------------------
           32,520  Reckitt Benckiser plc ORD                            633,624
--------------------------------------------------------------------------------
           15,800  Sara Lee Corp.                                       287,876
--------------------------------------------------------------------------------
            5,800  Unilever N.V. New York Shares                        339,300
--------------------------------------------------------------------------------
            8,443  Unilever N.V. ORD                                    494,120
--------------------------------------------------------------------------------
            4,200  United Natural Foods Inc.(2)                         116,865
--------------------------------------------------------------------------------
            2,500  Wrigley (Wm.) Jr. Company                            141,250
--------------------------------------------------------------------------------
                                                                      8,256,701
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER(1)
--------------------------------------------------------------------------------
           13,273  CRH plc ORD                                          207,092
--------------------------------------------------------------------------------
            1,600  United Stationers Inc.(2)                             48,808
--------------------------------------------------------------------------------
                                                                        255,900
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.6%
--------------------------------------------------------------------------------
           31,100  AGL Resources Inc.                                   812,643
--------------------------------------------------------------------------------
            5,912  E.On AG ORD                                          304,852
--------------------------------------------------------------------------------
           16,900  Gas Natural SDG SA ORD                               344,877
--------------------------------------------------------------------------------
           17,000  NiSource Inc.                                        333,370
--------------------------------------------------------------------------------
           13,689  ONEOK, Inc.                                          278,845
--------------------------------------------------------------------------------
           95,911  Snam Rete Gas SpA ORD                                371,573
--------------------------------------------------------------------------------
           23,700  WGL Holdings Inc.                                    657,912
--------------------------------------------------------------------------------
                                                                      3,104,072
--------------------------------------------------------------------------------
GROCERY STORES -- 0.1%
--------------------------------------------------------------------------------
           18,600  Kroger Co. (The)(2)                                  298,530
--------------------------------------------------------------------------------
            1,500  Whole Foods Market, Inc.(2)                           81,900
--------------------------------------------------------------------------------
           28,500  Winn-Dixie Stores, Inc.                              402,990
--------------------------------------------------------------------------------
                                                                        783,420
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
            2,700  Cooper Industries, Ltd.                              107,703
--------------------------------------------------------------------------------
            4,400  Crane Co.                                             91,872
--------------------------------------------------------------------------------
           26,700  Emerson Electric Co.                               1,396,410
--------------------------------------------------------------------------------
              110  United Technologies Corp.                              7,508
--------------------------------------------------------------------------------
                                                                      1,603,493
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.2%
--------------------------------------------------------------------------------
            4,500  Caterpillar Inc.                                     234,675
--------------------------------------------------------------------------------
            3,700  Deere & Co.                                          161,579
--------------------------------------------------------------------------------
            8,400  Fanuc Ltd. ORD                                       379,979
--------------------------------------------------------------------------------
           73,000  Toshiba Corp. ORD                                    221,981
--------------------------------------------------------------------------------
                                                                        998,214
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
            1,200  Clorox Company                                        53,592
--------------------------------------------------------------------------------
            2,800  Colgate-Palmolive Co.                                166,936
--------------------------------------------------------------------------------
            5,300  Estee Lauder Companies, Inc.
                   Cl A                                                 176,596
--------------------------------------------------------------------------------
            2,700  Gillette Company                                      90,747
--------------------------------------------------------------------------------
            1,800  International Flavors &
                   Fragrances Inc.                                       56,502
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           39,200  Kimberly-Clark Corp.                            $  2,035,656
--------------------------------------------------------------------------------
           16,800  Procter & Gamble Co. (The)                         1,542,576
--------------------------------------------------------------------------------
                                                                      4,122,605
--------------------------------------------------------------------------------
HOTELS -- 0.2%
--------------------------------------------------------------------------------
           13,561  Accor SA ORD                                         510,361
--------------------------------------------------------------------------------
            8,200  Harrah's Entertainment, Inc.(2)                      328,738
--------------------------------------------------------------------------------
                                                                        839,099
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.7%
--------------------------------------------------------------------------------
           11,598  Black & Decker Corporation                           502,309
--------------------------------------------------------------------------------
            3,800  Compagnie Generale des
                   Etablissements Michelin ORD                          138,715
--------------------------------------------------------------------------------
           14,757  Energizer Holdings, Inc.(2)                          468,977
--------------------------------------------------------------------------------
            2,700  Illinois Tool Works Inc.                             167,535
--------------------------------------------------------------------------------
           10,200  Ingersoll-Rand Company                               446,760
--------------------------------------------------------------------------------
            5,600  Lennox International Inc.                             80,248
--------------------------------------------------------------------------------
            8,437  Pall Corp.                                           183,252
--------------------------------------------------------------------------------
            7,900  Parker-Hannifin Corp.                                319,397
--------------------------------------------------------------------------------
            7,900  Snap-on Incorporated                                 240,239
--------------------------------------------------------------------------------
           51,530  Tyco International Ltd.                              912,082
--------------------------------------------------------------------------------
           19,048  York International Corp.                             493,153
--------------------------------------------------------------------------------
                                                                      3,952,667
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
            8,329  Adecco SA ORD                                        311,865
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 1.4%
--------------------------------------------------------------------------------
            4,800  ADVO, Inc.(2)                                        196,560
--------------------------------------------------------------------------------
           10,000  Apollo Group Inc. Cl A(2)                            583,300
--------------------------------------------------------------------------------
           43,200  BAA plc ORD                                          345,464
--------------------------------------------------------------------------------
            4,300  Career Education Corp.(2)                            264,128
--------------------------------------------------------------------------------
            4,700  Checkfree Corp.(2)                                   115,103
--------------------------------------------------------------------------------
           26,000  Computer Sciences Corp.(2)                         1,032,200
--------------------------------------------------------------------------------
            5,300  Corinthian Colleges, Inc.(2)                         249,312
--------------------------------------------------------------------------------
           33,900  Electronic Data Systems Corp.                        683,085
--------------------------------------------------------------------------------
            7,800  First Data Corporation                               323,076
--------------------------------------------------------------------------------
           20,600  International Business
                   Machines Corp.                                     1,813,624
--------------------------------------------------------------------------------
            9,400  Paychex, Inc.                                        287,029
--------------------------------------------------------------------------------
            3,000  Publicis Groupe ORD                                   78,601
--------------------------------------------------------------------------------
           41,009  Rentokil Initial plc ORD                             120,963
--------------------------------------------------------------------------------
           42,740  T-Online International AG(2)
                   ORD                                                  400,111
--------------------------------------------------------------------------------
            9,700  Valassis Communications, Inc.(2)                     259,960
--------------------------------------------------------------------------------
           14,270  Viad Corporation                                     289,110
--------------------------------------------------------------------------------
           39,609  Wanadoo ORD(2)                                       298,973
--------------------------------------------------------------------------------
               18  Yahoo Japan Corporation ORD(2)                       220,147
--------------------------------------------------------------------------------
                                                                      7,560,746
--------------------------------------------------------------------------------
INTERNET -- 0.2%
--------------------------------------------------------------------------------
            3,700  eBay Inc.(2)                                         376,623
--------------------------------------------------------------------------------
            7,300  United Online, Inc.(2)                               157,023
--------------------------------------------------------------------------------
           10,300  USA Interactive(2)                                   396,498
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          9

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

            8,518  Yahoo! Inc.(2)                                  $    254,135
--------------------------------------------------------------------------------
                                                                      1,184,279
--------------------------------------------------------------------------------
LEISURE -- 0.2%
--------------------------------------------------------------------------------
           12,600  Eastman Kodak Co.                                    386,064
--------------------------------------------------------------------------------
            9,502  GTECH Holdings Corp.(2)                              333,900
--------------------------------------------------------------------------------
            3,752  Marvel Enterprises, Inc.(2)                           83,857
--------------------------------------------------------------------------------
            2,000  Mattel, Inc.                                          43,020
--------------------------------------------------------------------------------
                                                                        846,841
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.5%
--------------------------------------------------------------------------------
           11,272  CIGNA Corp.                                          632,359
--------------------------------------------------------------------------------
            5,800  Lincoln National Corp.                               201,840
--------------------------------------------------------------------------------
           17,300  MetLife, Inc.                                        483,881
--------------------------------------------------------------------------------
           17,300  Principal Financial Group                            549,448
--------------------------------------------------------------------------------
           19,000  Protective Life Corp.                                524,020
--------------------------------------------------------------------------------
           11,700  Torchmark Corp.                                      451,854
--------------------------------------------------------------------------------
                                                                      2,843,402
--------------------------------------------------------------------------------
MEDIA -- 0.6%
--------------------------------------------------------------------------------
           46,804  AOL Time Warner Inc.(2)                              712,357
--------------------------------------------------------------------------------
           14,900  British Sky Broadcasting plc
                   ORD(2)                                               161,882
--------------------------------------------------------------------------------
            1,600  Clear Channel
                   Communications, Inc.(2)                               65,120
--------------------------------------------------------------------------------
           12,049  Comcast Corporation(2)                               361,771
--------------------------------------------------------------------------------
           20,100  EchoStar Communications
                   Corp. Cl A(2)                                        675,059
--------------------------------------------------------------------------------
            9,700  Fox Entertainment Group, Inc.
                   Cl A(2)                                              272,667
--------------------------------------------------------------------------------
            3,600  Getty Images Inc.(2)                                 145,440
--------------------------------------------------------------------------------
            8,458  Hearst-Argyle Television, Inc.(2)                    210,181
--------------------------------------------------------------------------------
           23,259  News Corporation Limited ORD                         176,527
--------------------------------------------------------------------------------
           49,962  WPP Group plc ORD                                    401,176
--------------------------------------------------------------------------------
           10,000  XM Satellite Radio Holdings
                   Inc.(2)                                              113,200
--------------------------------------------------------------------------------
                                                                      3,295,380
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
            3,700  Alcon, Inc.                                          157,250
--------------------------------------------------------------------------------
              900  Bard (C.R.), Inc.                                     63,135
--------------------------------------------------------------------------------
           32,100  Baxter International, Inc.                           813,414
--------------------------------------------------------------------------------
           21,100  Beckman Coulter Inc.                                 857,715
--------------------------------------------------------------------------------
           23,400  Becton Dickinson & Co.                               936,000
--------------------------------------------------------------------------------
           16,600  Boston Scientific Corp.(2)                           864,860
--------------------------------------------------------------------------------
           16,783  Cooper Companies, Inc. (The)                         579,349
--------------------------------------------------------------------------------
           13,900  Fisher Scientific International(2)                   440,491
--------------------------------------------------------------------------------
            2,057  Gen-Probe Incorporated(2)                             79,493
--------------------------------------------------------------------------------
            3,529  Guidant Corporation(2)                               149,206
--------------------------------------------------------------------------------
            4,600  Hoya Corp. ORD                                       289,776
--------------------------------------------------------------------------------
           12,000  Inamed Corp.(2)                                      617,400
--------------------------------------------------------------------------------
            3,800  Invitrogen Corp.(2)                                  148,447
--------------------------------------------------------------------------------
           10,000  Medtronic, Inc.                                      487,300
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

            7,100  Mettler-Toledo International,
                   Inc. ADR(2)                                     $    254,393
--------------------------------------------------------------------------------
            3,500  Patterson Dental Co.(2)                              153,825
--------------------------------------------------------------------------------
            3,300  St. Jude Medical, Inc.(2)                            185,130
--------------------------------------------------------------------------------
              300  Steris Corp.(2)                                        6,765
--------------------------------------------------------------------------------
            2,400  Varian Medical Systems, Inc.(2)                      133,800
--------------------------------------------------------------------------------
                                                                      7,217,749
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.3%
--------------------------------------------------------------------------------
            4,400  AdvancePCS(2)                                        146,168
--------------------------------------------------------------------------------
           17,500  AETNA Inc.                                         1,004,850
--------------------------------------------------------------------------------
            7,319  Anthem, Inc.(2)                                      536,849
--------------------------------------------------------------------------------
            5,200  Cardinal Health, Inc.                                300,092
--------------------------------------------------------------------------------
           13,900  Caremark Rx Inc.(2)                                  313,862
--------------------------------------------------------------------------------
           33,500  Coventry Health Care Inc.(2)                       1,462,609
--------------------------------------------------------------------------------
            3,400  Fresenius Medical Care AG
                   ORD                                                  164,711
--------------------------------------------------------------------------------
           11,700  HCA Inc.                                             386,100
--------------------------------------------------------------------------------
            9,766  Health Net Inc.(2)                                   295,617
--------------------------------------------------------------------------------
            9,100  Humana Inc.(2)                                       118,209
--------------------------------------------------------------------------------
            1,900  Laboratory Corporation of
                   America Holdings(2)                                   61,085
--------------------------------------------------------------------------------
            4,600  McKesson Corp.                                       139,472
--------------------------------------------------------------------------------
            2,405  Oxford Health Plans, Inc.(2)                          89,057
--------------------------------------------------------------------------------
           29,700  Tenet Healthcare Corp.(2)                            495,693
--------------------------------------------------------------------------------
            3,300  UnitedHealth Group
                   Incorporated                                         316,602
--------------------------------------------------------------------------------
           13,043  Wellpoint Health Networks Inc.(2)                  1,113,090
--------------------------------------------------------------------------------
                                                                      6,944,066
--------------------------------------------------------------------------------
MINING & METALS -- 0.4%
--------------------------------------------------------------------------------
           21,400  Alcoa Inc.                                           526,654
--------------------------------------------------------------------------------
            4,400  Arch Coal Inc.                                        99,484
--------------------------------------------------------------------------------
            2,000  Ball Corp.                                            99,040
--------------------------------------------------------------------------------
            5,709  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                      125,313
--------------------------------------------------------------------------------
            5,705  Massey Energy Co.                                     79,984
--------------------------------------------------------------------------------
            8,400  Nucor Corp.                                          400,176
--------------------------------------------------------------------------------
            2,700  Peabody Energy Corp.                                  88,695
--------------------------------------------------------------------------------
           23,600  Rio Tinto plc ORD                                    462,533
--------------------------------------------------------------------------------
                                                                      1,881,879
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.7%
--------------------------------------------------------------------------------
            2,545  Bayerische Motoren Werke
                   (BMW) AG ORD                                          88,018
--------------------------------------------------------------------------------
           61,717  Delphi Corp.                                         544,344
--------------------------------------------------------------------------------
           48,137  Ford Motor Co.                                       505,439
--------------------------------------------------------------------------------
           15,700  General Motors Corp.                                 554,681
--------------------------------------------------------------------------------
           10,000  Honda Motor Co., Ltd. ORD                            361,047
--------------------------------------------------------------------------------
           81,000  Nissan Motor Co., Ltd. ORD                           639,858
--------------------------------------------------------------------------------
            8,600  PSA Peugeot Citroen ORD(2)                           393,431
--------------------------------------------------------------------------------
           18,400  Toyota Motor Corp. ORD                               440,829
--------------------------------------------------------------------------------
                                                                      3,527,647
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
OIL REFINING -- 0.2%
--------------------------------------------------------------------------------
            2,500  Kinder Morgan, Inc.                             $    127,625
--------------------------------------------------------------------------------
           21,500  Marathon Oil Corp.                                   553,195
--------------------------------------------------------------------------------
            5,300  Sunoco, Inc.                                         195,252
--------------------------------------------------------------------------------
            2,800  Total SA Cl B ORD                                    410,494
--------------------------------------------------------------------------------
                                                                      1,286,566
--------------------------------------------------------------------------------
OIL SERVICES -- 0.9%
--------------------------------------------------------------------------------
           50,880  BHP Billiton Limited ORD                             285,798
--------------------------------------------------------------------------------
            2,100  BJ Services Co.(2)                                    85,491
--------------------------------------------------------------------------------
           21,100  Diamond Offshore Drilling, Inc.                      479,814
--------------------------------------------------------------------------------
           26,550  ENI SpA ORD                                          428,941
--------------------------------------------------------------------------------
            4,500  ENSCO International Inc.                             135,000
--------------------------------------------------------------------------------
           14,109  Global SantaFe Corp.                                 351,032
--------------------------------------------------------------------------------
           10,000  Grant Prideco, Inc.(2)                               139,500
--------------------------------------------------------------------------------
            8,400  Nabors Industries Ltd.(2)                            378,672
--------------------------------------------------------------------------------
           25,200  Pride International Inc.(2)                          479,556
--------------------------------------------------------------------------------
           25,500  Repsol YPF, SA ORD                                   403,570
--------------------------------------------------------------------------------
            3,800  Smith International, Inc.(2)                         155,382
--------------------------------------------------------------------------------
           33,184  Transocean Inc.(2)                                   775,510
--------------------------------------------------------------------------------
            5,900  Varco International, Inc.(2)                         127,735
--------------------------------------------------------------------------------
            6,900  Weatherford International Ltd.(2)                    312,915
--------------------------------------------------------------------------------
                                                                      4,538,916
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 1.3%
--------------------------------------------------------------------------------
           44,500  Allstate Corporation                               1,601,554
--------------------------------------------------------------------------------
           10,449  American International Group,
                   Inc.                                                 604,788
--------------------------------------------------------------------------------
            4,300  Chubb Corp. (The)                                    275,329
--------------------------------------------------------------------------------
           23,026  Fidelity National Financial, Inc.                    715,418
--------------------------------------------------------------------------------
           20,400  First American Financial Corp.
                   (The)                                                552,432
--------------------------------------------------------------------------------
           14,500  Hartford Financial Services
                   Group, Inc. (The)                                    676,280
--------------------------------------------------------------------------------
           14,728  HCC Insurance Holdings, Inc.                         421,957
--------------------------------------------------------------------------------
           11,600  Horace Mann Educators Corp.                          175,740
--------------------------------------------------------------------------------
           21,100  Loews Corp.                                        1,014,910
--------------------------------------------------------------------------------
           19,085  Odyssey Re Holdings Corp.                            393,724
--------------------------------------------------------------------------------
            2,693  Old Republic International
                   Corp.                                                 92,478
--------------------------------------------------------------------------------
            3,700  Radian Group Inc.                                    148,999
--------------------------------------------------------------------------------
                                                                      6,673,609
--------------------------------------------------------------------------------
PUBLISHING -- 0.3%
--------------------------------------------------------------------------------
           10,300  Dow Jones & Co., Inc.                                469,165
--------------------------------------------------------------------------------
            8,100  Gannett Co., Inc.                                    639,900
--------------------------------------------------------------------------------
            2,100  McGraw-Hill Companies, Inc.
                   (The)                                                132,741
--------------------------------------------------------------------------------
           14,900  R.R. Donnelley & Sons
                   Company                                              371,755
--------------------------------------------------------------------------------
            6,739  VNU N.V. ORD                                         195,928
--------------------------------------------------------------------------------
                                                                      1,809,489
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
RAILROADS -- 0.3%
--------------------------------------------------------------------------------
           17,780  Abertis Infraestructuras SA
                   ORD                                             $    259,617
--------------------------------------------------------------------------------
           15,500  Burlington Northern Santa Fe
                   Corp.                                                457,405
--------------------------------------------------------------------------------
               49  East Japan Railway Company
                   ORD                                                  236,021
--------------------------------------------------------------------------------
           12,400  Union Pacific Corp.                                  756,276
--------------------------------------------------------------------------------
                                                                      1,709,319
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
--------------------------------------------------------------------------------
            2,594  Chelsea Property Group Inc.                          107,807
--------------------------------------------------------------------------------
           11,500  Equity Residential                                   304,519
--------------------------------------------------------------------------------
            2,596  Pan Pacific Retail Properties,
                   Inc.                                                 101,997
--------------------------------------------------------------------------------
                                                                        514,323
--------------------------------------------------------------------------------
RESTAURANTS -- 0.2%
--------------------------------------------------------------------------------
           53,740  McDonald's Corporation                             1,006,550
--------------------------------------------------------------------------------
            6,200  Wendy's International, Inc.                          186,682
--------------------------------------------------------------------------------
                                                                      1,193,232
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.0%
--------------------------------------------------------------------------------
           12,000  Bear Stearns Companies Inc.
                   (The)                                                927,240
--------------------------------------------------------------------------------
           29,800  Edwards (A.G.), Inc.                                 980,420
--------------------------------------------------------------------------------
            3,200  Franklin Resources, Inc.                             119,584
--------------------------------------------------------------------------------
            1,900  Goldman Sachs Group, Inc.
                   (The)                                                154,850
--------------------------------------------------------------------------------
           17,900  John Hancock Financial
                   Services, Inc.                                       541,475
--------------------------------------------------------------------------------
           30,300  Merrill Lynch & Co., Inc.                          1,311,990
--------------------------------------------------------------------------------
           20,100  Morgan Stanley                                       919,575
--------------------------------------------------------------------------------
            5,500  Schwab (Charles) Corp.                                53,350
--------------------------------------------------------------------------------
           14,900  T. Rowe Price Group Inc.                             546,756
--------------------------------------------------------------------------------
                                                                      5,555,240
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 1.2%
--------------------------------------------------------------------------------
            4,929  Altera Corp.(2)                                       95,524
--------------------------------------------------------------------------------
            6,365  Amkor Technology, Inc.(2)                             70,970
--------------------------------------------------------------------------------
           11,300  Applied Materials, Inc.(2)                           175,941
--------------------------------------------------------------------------------
           16,400  Applied Micro Circuits Corp.(2)                       82,410
--------------------------------------------------------------------------------
           17,100  Arrow Electronics, Inc.(2)                           291,213
--------------------------------------------------------------------------------
           25,768  Avnet Inc.(2)                                        350,445
--------------------------------------------------------------------------------
           17,000  Canon, Inc. ORD                                      712,042
--------------------------------------------------------------------------------
           88,937  Intel Corporation                                  1,854,336
--------------------------------------------------------------------------------
            8,500  Linear Technology Corp.                              309,060
--------------------------------------------------------------------------------
            4,500  Marvell Technology Group Ltd.(2)                     142,515
--------------------------------------------------------------------------------
            7,200  Maxim Integrated Products, Inc.                      282,672
--------------------------------------------------------------------------------
            4,900  National Semiconductor Corp.(2)                      122,304
--------------------------------------------------------------------------------
            5,800  NVIDIA Corp.(2)                                      151,873
--------------------------------------------------------------------------------
           11,200  OmniVision Technologies, Inc.(2)                     402,360
--------------------------------------------------------------------------------
            3,200  QUALCOMM Inc.                                        107,856
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          11

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
           11,900  SanDisk Corp.(2)                                $    432,803
--------------------------------------------------------------------------------
            3,400  Seagate Technology ADR                                51,510
--------------------------------------------------------------------------------
           22,435  STMicroelectronics N.V. New
                   York Shares                                          511,742
--------------------------------------------------------------------------------
            3,800  Teradyne, Inc.(2)                                     65,170
--------------------------------------------------------------------------------
           13,200  Texas Instruments Inc.                               270,600
--------------------------------------------------------------------------------
                                                                      6,483,346
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.0%
--------------------------------------------------------------------------------
            1,908  Advance Auto Parts(2)                                113,488
--------------------------------------------------------------------------------
            2,900  Autozone Inc.(2)                                     242,672
--------------------------------------------------------------------------------
            9,000  Barnes & Noble Inc.(2)                               214,200
--------------------------------------------------------------------------------
            1,500  Bed Bath & Beyond Inc.(2)                             62,768
--------------------------------------------------------------------------------
           19,300  Best Buy Co., Inc.(2)                                746,909
--------------------------------------------------------------------------------
           19,430  Blockbuster, Inc.                                    328,367
--------------------------------------------------------------------------------
            3,500  Claire's Stores Inc.                                 104,685
--------------------------------------------------------------------------------
           38,478  Hollywood Entertainment
                   Corp.(2)                                             645,084
--------------------------------------------------------------------------------
           20,100  Home Depot, Inc.                                     653,048
--------------------------------------------------------------------------------
            2,200  Linens 'n Things, Inc.(2)                             50,644
--------------------------------------------------------------------------------
            3,800  Michaels Stores, Inc.(2)                             142,918
--------------------------------------------------------------------------------
           23,900  Movie Gallery, Inc.(2)                               445,855
--------------------------------------------------------------------------------
            4,200  O'Reilly Automotive, Inc.(2)                         128,163
--------------------------------------------------------------------------------
           65,700  Officemax Inc.(2)                                    362,007
--------------------------------------------------------------------------------
            7,700  Rent-A-Center Inc.(2)                                510,780
--------------------------------------------------------------------------------
            5,900  Sharper Image Corporation(2)                         134,402
--------------------------------------------------------------------------------
            4,200  Staples, Inc.(2)                                      81,375
--------------------------------------------------------------------------------
            7,548  Walgreen Co.                                         232,403
--------------------------------------------------------------------------------
                                                                      5,199,768
--------------------------------------------------------------------------------
TELEPHONE -- 1.5%
--------------------------------------------------------------------------------
           30,718  AT&T Corp.                                           598,694
--------------------------------------------------------------------------------
           67,500  BellSouth Corp.                                    1,789,425
--------------------------------------------------------------------------------
            8,600  CenturyTel Inc.                                      289,562
--------------------------------------------------------------------------------
            2,900  Commonwealth Telephone
                   Enterprise Inc.(2)                                   121,525
--------------------------------------------------------------------------------
           95,816  SBC Communications Inc.                            2,439,475
--------------------------------------------------------------------------------
           65,624  Sprint Corporation                                   889,861
--------------------------------------------------------------------------------
           16,820  Telefonica SA ORD(2)                                 189,151
--------------------------------------------------------------------------------
           37,086  Verizon Communications                             1,403,705
--------------------------------------------------------------------------------
                                                                      7,721,398
--------------------------------------------------------------------------------
THRIFTS -- 0.2%
--------------------------------------------------------------------------------
           24,050  Washington Mutual, Inc.                              980,759
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
--------------------------------------------------------------------------------
           36,600  Altria Group Inc.                                  1,511,580
--------------------------------------------------------------------------------
           10,500  UST Inc.                                             370,755
--------------------------------------------------------------------------------
                                                                      1,882,335
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.2%
--------------------------------------------------------------------------------
            3,100  C.H. Robinson Worldwide, Inc.                        115,320
--------------------------------------------------------------------------------
              600  FedEx Corp.                                           38,388
--------------------------------------------------------------------------------
           12,388  Heartland Express, Inc.(2)                           292,171
--------------------------------------------------------------------------------

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------

            4,700  Knight Transportation Inc.(2)                   $    119,098
--------------------------------------------------------------------------------
            7,200  United Parcel Service, Inc. Cl B                     449,496
--------------------------------------------------------------------------------
            2,266  UTI Worldwide Inc.(2)                                 72,421
--------------------------------------------------------------------------------
                                                                      1,086,894
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.3%
--------------------------------------------------------------------------------
           42,634  Deutsche Telekom ORD(2)                              639,093
--------------------------------------------------------------------------------
           47,598  France Telecom SA ORD(2)                           1,177,589
--------------------------------------------------------------------------------
              121  KDDI Corp. ORD                                       420,649
--------------------------------------------------------------------------------
           52,200  Koninklijke Royal KPN N.V.
                   ORD(2)                                               364,506
--------------------------------------------------------------------------------
          582,492  mmO2 plc ORD(2)                                      587,036
--------------------------------------------------------------------------------
           77,500  Nextel Communications, Inc.(2)                     1,161,338
--------------------------------------------------------------------------------
           54,200  Nortel Networks Corp.(2)                             170,188
--------------------------------------------------------------------------------
              227  NTT DoCoMo, Inc. ORD                                 477,294
--------------------------------------------------------------------------------
           21,286  Orange SA ORD(2)                                     201,776
--------------------------------------------------------------------------------
            4,448  Tele2 AB ORD(2)                                      169,224
--------------------------------------------------------------------------------
           12,800  Vodafone Group plc ADR                               280,448
--------------------------------------------------------------------------------
          499,694  Vodafone Group plc ORD                             1,084,974
--------------------------------------------------------------------------------
                                                                      6,734,115
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $198,648,122)                                                 224,703,007
--------------------------------------------------------------------------------
U.S GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 11.9%

     $  2,200,000  FHLMC, 5.00%, settlement
                   date 6/17/03(5)                                    2,275,625
--------------------------------------------------------------------------------
        5,000,000  FHLMC, 5.00%, settlement
                   date 6/17/03(5)                                    5,086,715
--------------------------------------------------------------------------------
           70,075  FHLMC, 6.50%, 12/1/12                                 73,492
--------------------------------------------------------------------------------
          394,216  FHLMC, 7.00%, 6/1/14                                 420,206
--------------------------------------------------------------------------------
          548,687  FHLMC, 6.50%, 6/1/16                                 574,069
--------------------------------------------------------------------------------
          152,757  FHLMC, 8.00%, 7/1/30                                 164,427
--------------------------------------------------------------------------------
        1,166,577  FHLMC, 6.50%, 5/1/31                               1,213,967
--------------------------------------------------------------------------------
       18,200,000  FNMA, 5.50%, settlement
                   date 6/12/03(5)                                   18,876,822
--------------------------------------------------------------------------------
       10,000,000  FNMA, 6.50%, settlement
                   date 6/12/03(5)                                   10,425,000
--------------------------------------------------------------------------------
        6,000,000  FNMA, 6.00%, settlement
                   date 7/14/03(5)                                    6,215,628
--------------------------------------------------------------------------------
            9,048  FNMA, 6.50%, 4/1/11                                    9,532
--------------------------------------------------------------------------------
           48,159  FNMA, 6.50%, 5/1/11                                   50,734
--------------------------------------------------------------------------------
           71,244  FNMA, 6.50%, 5/1/11                                   75,052
--------------------------------------------------------------------------------
          177,956  FNMA, 6.50%, 5/1/11                                  187,469
--------------------------------------------------------------------------------
           34,561  FNMA, 6.50%, 2/1/12                                   36,392
--------------------------------------------------------------------------------
           61,039  FNMA, 6.50%, 4/1/12                                   64,274
--------------------------------------------------------------------------------
          131,914  FNMA, 6.50%, 5/1/12                                  138,905
--------------------------------------------------------------------------------
          353,600  FNMA, 6.00%, 4/1/14                                  369,362
--------------------------------------------------------------------------------
          145,785  FNMA, 7.50%, 6/1/15                                  156,388
--------------------------------------------------------------------------------
           15,089  FNMA, 7.00%, 6/1/26                                   15,944
--------------------------------------------------------------------------------
           91,576  FNMA, 7.50%, 3/1/27                                   97,611
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Conservative - Schedule of Investments

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $   354,334  FNMA, 6.50%, 6/1/29                             $    369,539
--------------------------------------------------------------------------------
          115,352  FNMA, 7.00%, 7/1/29                                  121,603
--------------------------------------------------------------------------------
          370,153  FNMA, 7.00%, 7/1/29                                  390,534
--------------------------------------------------------------------------------
          413,909  FNMA, 7.00%, 3/1/30                                  436,341
--------------------------------------------------------------------------------
           34,732  FNMA, 7.00%, 5/1/30                                   36,593
--------------------------------------------------------------------------------
          230,534  FNMA, 7.50%, 8/1/30                                  245,154
--------------------------------------------------------------------------------
          236,981  FNMA, 7.50%, 9/1/30                                  252,010
--------------------------------------------------------------------------------
        1,331,798  FNMA, 6.50%, 9/1/31                                1,388,870
--------------------------------------------------------------------------------
          790,003  FNMA, 7.00%, 9/1/31                                  832,457
--------------------------------------------------------------------------------
          655,286  FNMA, 6.50%, 1/1/32                                  683,150
--------------------------------------------------------------------------------
        1,624,770  FNMA, 6.00%, 6/1/32                                1,688,906
--------------------------------------------------------------------------------
        2,102,570  FNMA, 7.00%, 6/1/32                                2,215,563
--------------------------------------------------------------------------------
        2,551,750  FNMA, 6.00%, 11/1/32                               2,652,580
--------------------------------------------------------------------------------
           73,162  GNMA, 7.00%, 1/15/24                                  77,596
--------------------------------------------------------------------------------
           41,588  GNMA, 8.00%, 7/15/24                                  45,537
--------------------------------------------------------------------------------
           10,821  GNMA, 8.50%, 7/20/24                                  11,786
--------------------------------------------------------------------------------
           50,084  GNMA, 8.00%, 9/15/24                                  54,839
--------------------------------------------------------------------------------
           87,986  GNMA, 8.25%, 10/15/24                                 96,068
--------------------------------------------------------------------------------
           16,280  GNMA, 8.75%, 3/15/25                                  18,011
--------------------------------------------------------------------------------
           22,215  GNMA, 9.00%, 4/20/25                                  24,593
--------------------------------------------------------------------------------
          186,349  GNMA, 7.00%, 9/15/25                                 197,384
--------------------------------------------------------------------------------
           80,541  GNMA, 7.50%, 10/15/25                                 86,053
--------------------------------------------------------------------------------
           56,325  GNMA, 7.50%, 2/15/26                                  60,095
--------------------------------------------------------------------------------
           14,679  GNMA, 6.00%, 4/15/26                                  15,465
--------------------------------------------------------------------------------
            2,516  GNMA, 7.50%, 4/15/26                                   2,685
--------------------------------------------------------------------------------
           67,507  GNMA, 7.50%, 5/15/26                                  72,025
--------------------------------------------------------------------------------
           44,765  GNMA, 8.00%, 5/15/26                                  48,724
--------------------------------------------------------------------------------
           34,559  GNMA, 8.00%, 5/15/26                                  37,615
--------------------------------------------------------------------------------
          222,545  GNMA, 8.25%, 7/15/26                                 241,525
--------------------------------------------------------------------------------
           11,169  GNMA, 9.00%, 8/20/26                                  12,329
--------------------------------------------------------------------------------
           37,640  GNMA, 7.50%, 11/15/27                                 40,102
--------------------------------------------------------------------------------
          537,623  GNMA, 7.00%, 12/15/27                                567,833
--------------------------------------------------------------------------------
           19,688  GNMA, 6.50%, 2/15/28                                  20,676
--------------------------------------------------------------------------------
          148,154  GNMA, 6.50%, 2/15/28                                 155,593
--------------------------------------------------------------------------------
          116,867  GNMA, 6.50%, 2/15/28                                 122,735
--------------------------------------------------------------------------------
          147,733  GNMA, 6.50%, 3/15/28                                 155,151
--------------------------------------------------------------------------------
           94,701  GNMA, 6.50%, 3/15/28                                  99,456
--------------------------------------------------------------------------------
          127,526  GNMA, 6.50%, 3/15/28                                 133,929
--------------------------------------------------------------------------------
           20,243  GNMA, 6.50%, 4/15/28                                  21,260
--------------------------------------------------------------------------------
          256,400  GNMA, 6.00%, 5/15/28                                 269,223
--------------------------------------------------------------------------------
          194,651  GNMA, 6.00%, 7/15/28                                 204,386
--------------------------------------------------------------------------------
          249,996  GNMA, 6.00%, 10/15/28                                262,498
--------------------------------------------------------------------------------
          366,887  GNMA, 7.00%, 5/15/31                                 386,703
--------------------------------------------------------------------------------
        1,952,393  GNMA, 5.50%, 11/15/32                              2,043,886
--------------------------------------------------------------------------------
TOTAL U.S GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $62,113,050)                                                   63,426,675
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 11.0%

BANKS -- 1.1%
--------------------------------------------------------------------------------
      $   600,000  Amsouth Bank N.A., 4.85%,
                   4/1/13                                          $    631,993
--------------------------------------------------------------------------------
          700,000  Bank One Corporation, 3.70%,
                   1/15/08                                              731,116
--------------------------------------------------------------------------------
          900,000  Bank One Corporation, 4.90%,
                   4/30/15                                              938,444
--------------------------------------------------------------------------------
        1,800,000  Citigroup Inc., 7.25%, 10/1/10                     2,202,402
--------------------------------------------------------------------------------
          350,000  Deutsche Bank Financial LLC,
                   5.375%, 3/2/15                                       377,085
--------------------------------------------------------------------------------
          800,000  US Bancorp, 2.75%, 3/30/06                           817,809
--------------------------------------------------------------------------------
                                                                      5,698,849
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Limited Brands, Ltd., 6.95%,
                   3/1/33                                               337,676
--------------------------------------------------------------------------------
DIVERSIFIED -- 2.7%
--------------------------------------------------------------------------------
           57,000  iShares GS $ InvesTop
                   Corporate Bond Fund(6)                             6,586,350
--------------------------------------------------------------------------------
        3,285,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.96%,
                   1/15/12 (Acquired 5/23/02-
                   1/3/03, Cost $3,470,165)(7)                        3,839,855
--------------------------------------------------------------------------------
        1,760,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.75%,
                   11/15/31 (Acquired 4/14/03,
                   Cost $2,032,360)(7)                                2,229,968
--------------------------------------------------------------------------------
        1,694,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,796,131)(7)                                     2,112,570
--------------------------------------------------------------------------------
                                                                     14,768,743
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          300,000  Constellation Energy Group
                   Inc., 7.00%, 4/1/12                                  355,185
--------------------------------------------------------------------------------
          600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      630,476
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   5.00%, 3/15/13                                       314,843
--------------------------------------------------------------------------------
          300,000  Virginia Electric and Power
                   Company, 4.75%, 3/1/13                               315,385
--------------------------------------------------------------------------------
                                                                      1,615,889
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.3%
--------------------------------------------------------------------------------
          400,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                       535,371
--------------------------------------------------------------------------------
          350,000  Burlington Resources Finance
                   Co., 6.50%, 12/1/11                                  413,441
--------------------------------------------------------------------------------
          600,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                       627,540
--------------------------------------------------------------------------------
                                                                      1,576,352
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          13

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
      $   500,000  Waste Management Inc.,
                   7.00%, 10/15/06                                 $    562,365
--------------------------------------------------------------------------------
          800,000  Waste Management Inc.,
                   6.375%, 11/15/12                                     914,712
--------------------------------------------------------------------------------
                                                                      1,477,077
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
--------------------------------------------------------------------------------
          700,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                             747,573
--------------------------------------------------------------------------------
        1,200,000  Boeing Capital Corp., VRN,
                   1.74%, 6/26/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with
                   no caps                                            1,200,271
--------------------------------------------------------------------------------
          400,000  Countrywide Home Loans Inc.,
                   4.25%, 12/19/07                                      423,333
--------------------------------------------------------------------------------
        1,000,000  Ford Motor Credit Co., 7.25%,
                   10/25/11                                           1,033,765
--------------------------------------------------------------------------------
        1,545,000  General Electric Capital Corp.,
                   6.75%, 9/11/03                                     1,567,863
--------------------------------------------------------------------------------
          600,000  General Electric Capital Corp.,
                   Series A, MTN, 6.00%,
                   6/15/12                                              683,871
--------------------------------------------------------------------------------
          800,000  General Electric Co., 5.00%,
                   2/1/13                                               856,056
--------------------------------------------------------------------------------
          450,000  General Motors Acceptance
                   Corp., 5.125%, 5/9/08                                448,906
--------------------------------------------------------------------------------
        1,000,000  General Motors Acceptance
                   Corp., VRN, 3.34%, 6/4/03,
                   resets quarterly off the
                   3-month LIBOR plus 2% with
                   no caps                                            1,001,709
--------------------------------------------------------------------------------
          300,000  Marsh & McLennan
                   Companies Inc., 4.85%,
                   2/15/13                                              317,116
--------------------------------------------------------------------------------
                                                                      8,280,463
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.1%
--------------------------------------------------------------------------------
          700,000  Diageo Capital plc, 3.375%,
                   3/20/08                                              720,729
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          350,000  Sempra Energy, 6.00%,
                   2/1/13                                               388,562
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.3%
--------------------------------------------------------------------------------
          800,000  Caterpillar Financial Services
                   Corp., 2.59%, 7/15/06                                810,231
--------------------------------------------------------------------------------
          750,000  John Deere Capital Corp.,
                   5.10%, 1/15/13                                       800,118
--------------------------------------------------------------------------------
                                                                      1,610,349
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Dial Corp., 7.00%, 8/15/06                           567,590
--------------------------------------------------------------------------------
        2,000,000  Newell Rubbermaid Inc.,
                   2.00%, 5/1/05                                      2,006,444
--------------------------------------------------------------------------------
                                                                      2,574,034
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.1%
--------------------------------------------------------------------------------
      $   400,000  Tyco International Group SA,
                   6.125%, 1/15/09                                 $    407,000
--------------------------------------------------------------------------------
INTERNET -- 0.1%
--------------------------------------------------------------------------------
          550,000  USA Interactive, 7.00%,
                   1/15/13                                              638,801
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          650,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $649,987)(7)                            677,736
--------------------------------------------------------------------------------
MEDIA -- 1.1%
--------------------------------------------------------------------------------
          500,000  AOL Time Warner Inc.,
                   7.625%, 4/15/31                                      580,410
--------------------------------------------------------------------------------
          450,000  Clear Channel
                   Communications Inc., 4.25%,
                   5/15/09                                              460,825
--------------------------------------------------------------------------------
          550,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               650,341
--------------------------------------------------------------------------------
          650,000  Comcast Cable
                   Communications, 5.50%,
                   3/15/11                                              695,659
--------------------------------------------------------------------------------
          600,000  Continental Cablevision, 8.30%,
                   5/15/06                                              687,125
--------------------------------------------------------------------------------
          300,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       349,731
--------------------------------------------------------------------------------
          300,000  News America Holdings,
                   7.75%, 1/20/24                                       359,521
--------------------------------------------------------------------------------
        1,700,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,853,819
--------------------------------------------------------------------------------
                                                                      5,637,431
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          400,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               468,465
--------------------------------------------------------------------------------
MINING & METALS -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  WMC Finance USA, 5.125%,
                   5/15/13 (Acquired 5/5/03,
                   Cost $998,820)(7)                                  1,049,487
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
          600,000  DaimlerChrysler N.A. Holding
                   Corp., 4.75%, 1/15/08                                632,071
--------------------------------------------------------------------------------
        1,000,000  DaimlerChrysler N.A. Holding
                   Corp., 4.05%, 6/4/08(5)                            1,002,260
--------------------------------------------------------------------------------
                                                                      1,634,331
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 0.2%
--------------------------------------------------------------------------------
          800,000  American International Group,
                   4.25%, 5/15/13 (Acquired
                   5/8/03, Cost $796,008)(7)                            815,382
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.6%
--------------------------------------------------------------------------------
          600,000  Credit Suisse First Boston
                   USA Inc., 5.75%, 4/15/07                             666,965
--------------------------------------------------------------------------------
          800,000  Goldman Sachs Group Inc.,
                   4.125%, 1/15/08                                      840,544
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Conservative - Schedule of Investments

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,000,000  Merrill Lynch & Co. Inc.,
                   3.70%, 4/21/08                                  $  1,031,692
--------------------------------------------------------------------------------
          750,000  Morgan Stanley, 4.25%,
                   5/15/10                                              778,748
--------------------------------------------------------------------------------
                                                                      3,317,949
--------------------------------------------------------------------------------
TELEPHONE -- 0.2%
--------------------------------------------------------------------------------
           79,000  AT&T Broadband Corp.,
                   8.375%, 3/15/13                                       99,544
--------------------------------------------------------------------------------
            8,000  AT&T Corp., 6.00%, 3/15/09                             8,331
--------------------------------------------------------------------------------
        1,000,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                     1,170,674
--------------------------------------------------------------------------------
                                                                      1,278,549
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.7%
--------------------------------------------------------------------------------
          300,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       356,425
--------------------------------------------------------------------------------
          450,000  AT&T Wireless Services Inc.,
                   8.75%, 3/1/31                                        582,668
--------------------------------------------------------------------------------
          600,000  Deutsche Telekom
                   International Finance BV,
                   8.75%, 6/15/30                                       779,026
--------------------------------------------------------------------------------
        1,700,000  Vodafone Group plc, 5.375%,
                   1/30/15                                            1,838,159
--------------------------------------------------------------------------------
                                                                      3,556,278
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $54,944,016)                                                   58,530,132
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 9.0%

        1,500,000  U.S. Treasury Bonds, 8.875%,
                   8/15/17                                            2,308,829
--------------------------------------------------------------------------------
        1,550,000  U.S. Treasury Bonds, 6.375%,
                   8/16/27                                            1,990,237
--------------------------------------------------------------------------------
        4,200,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            4,881,190
--------------------------------------------------------------------------------
       11,000,000  U.S. Treasury Notes, 2.125%,
                   8/31/04                                           11,134,497
--------------------------------------------------------------------------------
       10,000,000  U.S. Treasury Notes, 1.75%,
                   12/31/04                                          10,087,510
--------------------------------------------------------------------------------
       12,000,000  U.S. Treasury Notes, 1.625%,
                   3/31/05                                           12,081,563
--------------------------------------------------------------------------------
          300,000  U.S. Treasury Notes, 4.375%,
                   8/15/12                                              326,227
--------------------------------------------------------------------------------
        5,150,000  U.S. Treasury Notes, 3.625%,
                   5/15/13                                            5,269,501
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $47,154,869)                                                   48,079,554
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 6.6%

          500,000  Aegon Funding Corp., 1.26%,
                   6/26/03                                              499,526
--------------------------------------------------------------------------------
        1,500,000  American Family Financial
                   Services, Inc., 1.19%, 7/10/03                     1,497,864
--------------------------------------------------------------------------------
        1,600,000  Amstel Funding Corp., 1.28%,
                   6/5/03                                             1,599,659
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 2,100,000  Credit Suisse First Boston NY,
                   1.25%, 6/25/03                                  $  2,098,079
--------------------------------------------------------------------------------
        1,500,000  Crown Point Capital Co.,
                   1.25%, 9/10/03 (Acquired
                   3/6/03, Cost $1,490,417)(7)                        1,494,737
--------------------------------------------------------------------------------
        2,100,000  Dakota Notes of the Citibank,
                   1.25%, 7/3/03                                      2,097,507
--------------------------------------------------------------------------------
        1,000,000  Danske Corporation, 1.25%,
                   6/11/03                                              999,573
--------------------------------------------------------------------------------
        2,000,000  Falcon Asset Securities Corp.,
                   1.26%, 6/25/03                                     1,998,170
--------------------------------------------------------------------------------
        1,750,000  Falcon Asset Securities Corp.,
                   1.20%, 9/22/03                                     1,743,166
--------------------------------------------------------------------------------
        1,800,000  Govco Inc., 1.22%, 6/6/03                          1,799,552
--------------------------------------------------------------------------------
        1,500,000  Lexington Parker Capital,
                   1.21%, 7/25/03                                     1,497,119
--------------------------------------------------------------------------------
        1,500,000  Newcastle Certificates, 1.28%,
                   6/27/03                                            1,498,526
--------------------------------------------------------------------------------
        2,500,000  Old Line Funding Corp., 1.25%,
                   6/9/03                                             2,499,109
--------------------------------------------------------------------------------
        1,553,000  Paccar Financial Corp., 1.21%,
                   6/27/03                                            1,551,473
--------------------------------------------------------------------------------
        2,005,000  Rio Tinto America Inc., 1.23%,
                   6/5/03 (Acquired 4/10/03,
                   Cost $2,001,164)(7)                                2,004,573
--------------------------------------------------------------------------------
        2,700,000  Shell Finance, 1.23%, 8/28/03                      2,691,697
--------------------------------------------------------------------------------
        2,000,000  Shell Finance, 1.27%, 9/18/03                      1,992,452
--------------------------------------------------------------------------------
        2,300,000  Spintab-Swedmortgage AB,
                   1.24%, 7/24/03                                     2,295,657
--------------------------------------------------------------------------------
        1,600,000  Tannehill Capital Co. LLC,
                   1.22%, 9/18/03                                     1,593,962
--------------------------------------------------------------------------------
        1,500,000  Verizon Network Funding
                   Corp., 1.15%, 6/13/03                              1,499,253
--------------------------------------------------------------------------------
          500,000  Windmill Funding Corp.,
                   1.25%, 6/26/03                                       499,526
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $35,453,790)                                                   35,451,180
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 3.0%

          352,055  Chase Mortgage Finance
                   Corporation, Series 2001 S3,
                   Class A1 SEQ, 6.50%, 7/25/16                         360,724
--------------------------------------------------------------------------------
       10,868,120  Commercial Mortgage
                   Acceptance Corp. STRIPS --
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.20%, 6/1/03(9)                       522,018
--------------------------------------------------------------------------------
        1,600,000  Commercial Mortgage
                   Acceptance Corporation,
                   Series 1999 C1, Class A2 SEQ,
                   7.03%, 6/15/31                                     1,909,784
--------------------------------------------------------------------------------
          800,000  Commercial Mortgage Asset
                   Trust, Series 1999 C1,
                   Class A2 SEQ, 6.59%, 1/17/32                         922,554
--------------------------------------------------------------------------------
          982,704  FHLMC REMIC, Class HA,
                   4.50%, 4/15/32                                     1,004,949
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          15

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,400,000  FHLMC, Series 2561, Class UD,
                   4.00%, 4/15/15                                  $  1,431,499
--------------------------------------------------------------------------------
        1,874,315  FHLMC, Series 2580, Class JD
                   SEQ, 4.50%, 12/15/16                               1,935,583
--------------------------------------------------------------------------------
          584,943  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       619,562
--------------------------------------------------------------------------------
        1,005,788  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%,
                   6/25/31                                            1,033,525
--------------------------------------------------------------------------------
        1,226,200  FNMA, Series 2002-97,
                   Class EL SEQ, 5.00%,
                   7/25/22                                            1,273,104
--------------------------------------------------------------------------------
       10,956,413  GMAC Commercial Mortgage
                   Securities Inc. STRIPS --
                   INTEREST, Series 1999 C1,
                   Class X, VRN, 0.84%, 6/1/03(9)                       356,083
--------------------------------------------------------------------------------
          836,159  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             879,787
--------------------------------------------------------------------------------
          850,000  J.P. Morgan Chase Commercial
                   Mortgage Securities Corp.,
                   Series 2002 FL1A, Class A2,
                   VRN, 1.75%, 6/16/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with no
                   caps (Acquired 4/3/02, Cost
                   $850,000)(7)(9)                                      850,167
--------------------------------------------------------------------------------
          395,737  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                  424,276
--------------------------------------------------------------------------------
          451,387  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       485,464
--------------------------------------------------------------------------------
        1,600,000  Wachovia Bank Commercial
                   Mortgage Trust, Series 2003
                   C4, Class A2 SEQ, 4.57%,
                   4/15/35                                            1,690,053
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $15,491,903)                                                   15,699,132
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 1.6%

        2,000,000  FHLB, 1.25%, 4/28/04                               2,001,346
--------------------------------------------------------------------------------
        4,000,000  FHLMC, 5.25%, 2/15/04                              4,114,248
--------------------------------------------------------------------------------
        1,200,000  FHLMC, 5.125%, 7/15/12                             1,345,807
--------------------------------------------------------------------------------
        1,300,000  FHLMC STRIPS - COUPON,
                   1.25%, 11/15/03                                    1,291,463
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $8,556,830)                                                     8,752,864
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 1.5%

      $ 3,350,000  Bundesschatzanweisungen,
                   3.00%, 12/10/04                                 $  3,998,245
--------------------------------------------------------------------------------
        1,200,000  Province of Ontario, 3.50%,
                   9/17/07                                            1,257,726
--------------------------------------------------------------------------------
        1,800,000  Province of Ontario, 3.125%,
                   5/2/08                                             1,847,970
--------------------------------------------------------------------------------
          700,000  Province of Quebec, 7.50%,
                   9/15/29                                              960,511
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS  & AGENCIES
(Cost $7,418,211)                                                     8,064,452
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 0.6%

          331,065  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ, 7.02%,
                   12/12/05                                             338,060
--------------------------------------------------------------------------------
           12,134  Countrywide Asset-Backed
                   Certificates, Series 2001-1,
                   Class AF3, 6.10%, 8/25/26                             12,124
--------------------------------------------------------------------------------
        1,200,000  CPL Transition Funding LLC,
                   Series 2002-1, Class A4 SEQ,
                   5.96%, 7/15/15                                     1,383,021
--------------------------------------------------------------------------------
          450,000  Ford Credit Auto Owner Trust,
                   4.79%, 11/15/06                                      471,284
--------------------------------------------------------------------------------
          124,881  Long Beach Asset Holdings
                   Corporation, Series 2002-2,
                   Class SC, 8.50%, 7/25/32
                   (Acquired 6/6/02, Cost
                   $124,513)(7)                                         125,036
--------------------------------------------------------------------------------
          700,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                        785,205
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $2,874,615)                                                     3,114,730
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.5%

        1,400,000  Canadian Imperial Bank of
                   Commerce, 1.31%, 7/10/03                           1,400,120
--------------------------------------------------------------------------------
        1,200,000  UBS AG, 1.24%, 3/22/04                             1,200,856
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,599,879)                                                     2,600,976
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Conservative - Schedule of Investments

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.4%

      $   595,000  Connecticut Housing Finance
                   Auth. Rev., Series 2002 C3,
                   (Mortgage Financing Program),
                   VRDN, 1.30%, 6/5/03
                   (SBBPA: FHLB)                                   $    595,000
--------------------------------------------------------------------------------
        1,300,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,  1.47%,
                   6/4/03 (LOC: Keybank
                   N.A.)                                              1,300,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,895,000)                                                     1,895,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS --
SEGREGATED FOR FUTURES* -- 0.4%

Repurchase Agreement, Merrill Lynch & Co.,
Inc. (U.S. Treasury obligations), in a joint
trading account at 1.18%, dated 5/30/03,
due 6/2/03 (Delivery value $1,929,190)
(Cost $1,929,000)                                                     1,929,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 11.4%

Repurchase Agreement, Merrill Lynch & Co.,
Inc. (U.S. Treasury obligations), in a joint
trading account at 1.18%, dated 5/30/03,
due 6/2/03 (Delivery value $12,772,256)                            $ 12,771,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.
(U.S. Treasury obligations), in a joint
trading  account at 1.19%, dated 5/30/03, due
6/2/03 (Delivery value $24,102,390)(10)                              24,100,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated 5/30/03,
due 6/2/03 (Delivery value $24,102,410)(10)                          24,100,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $60,971,000)                                                   60,971,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $500,050,285)                                                $533,217,702
================================================================================

EQUITY FUTURES CONTRACTS*
                                            Underlying Face
         Purchased       Expiration Date    Amount at Value    Unrealized Gain
--------------------------------------------------------------------------------
   8   S&P 500 Futures      June 2003         $1,929,000            $67,037
                                            ====================================

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          17

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

ORD = Foreign Ordinary Share

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity, unless otherwise noted. Rate shown is effective May 31, 2003.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

(1)  Category is less than 0.05% of total investment securities.

(2)  Non-income producing.

(3)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(5)  When-issued security or forward commitment.

(6)  Security is an exchange-traded bond fund. Quantity indicated
     reflects the number of shares owned.

(7)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2003, was $15,199,511, which represented 3.1% of net assets.

(8)  The yield to maturity at purchase is indicated.

(9)  Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(10) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

See Notes to Financial Statements.

-----

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                              ----------------------
                                              AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                                   1 YEAR      5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                     -1.83%       3.45%       6.93%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                      -8.06%      -1.08%       7.45%(1)       --
--------------------------------------------------------------------------------
LEHMAN U.S. AGGREGATE INDEX        11.58%       7.77%       7.78%(1)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY BILL INDEX     1.35%       3.78%       4.20%(1)       --
--------------------------------------------------------------------------------
Institutional Class                -1.46%         --       -2.27%        8/1/00
--------------------------------------------------------------------------------
Advisor Class                      -1.89%       3.23%       6.38%        10/2/96
--------------------------------------------------------------------------------
C Class*                           -2.78%         --        1.02%        10/2/01
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

                                                                     (continued)

                                                                          -----
                                                                          19

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
----------------------------------------------------------------------------------------------------------------------
                                     1996*      1997       1998       1999      2000       2001      2002       2003
----------------------------------------------------------------------------------------------------------------------
Investor Class                       3.11%     10.92%     20.24%      5.76%    18.70%     -0.51%    -3.38%     -1.83%
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                        5.09%     29.41%     30.69%     21.03%    10.48%    -10.55%   -13.85%     -8.06%
----------------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Index         -1.45%      8.32%     10.91%      4.35%     2.11%     13.12%     8.10%     11.58%
----------------------------------------------------------------------------------------------------------------------
90-Day U.S. Treasury Bill Index      1.25%      5.17%      5.16%      4.62%     5.26%      5.45%     2.28%      1.35%
----------------------------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Strategic Allocation: Moderate - Portfolio Commentary

By Jeff Tyler and Brian Howell, portfolio managers

Strategic Allocation: Moderate returned 5.54% during the six months ended May
31.* The portfolio generally allocates holdings over the long term with the following neutral weightings: 63% stocks, 31% bonds, and 6% cash equivalents.
Those weightings drifted with the performance of stocks, bonds, and cash, but we rebalanced to reset the portfolio near its neutral asset mix.

ASSET ALLOCATION
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                              % OF FUND
                                                             INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks & Equity Futures                                    47.3%
--------------------------------------------------------------------------------
U.S. Bonds                                                      26.1%
--------------------------------------------------------------------------------
Foreign Stocks                                                  17.6%
--------------------------------------------------------------------------------
Money Market Securities                                          7.4%
--------------------------------------------------------------------------------
Foreign Bonds                                                    1.6%
--------------------------------------------------------------------------------

As shown in Strategic Allocation: Moderate's schedule of investments (starting on page 23), the portfolio was broadly diversified. At the end of the period, the portfolio's stock holdings were distributed across 57 different industries, while the bond portion of the portfolio held more than one hundred fixed-income securities, and cash holdings were invested in several different types of money market securities. Indeed, the portfolio held 888 different securities at the end of the period. In addition, the portfolio's top five stock holdings were spread across a diverse group of businesses. Because the portfolio maintains broad exposure to stocks (both domestic and international), bonds, and cash, a review of the financial markets helps explain the portfolio's return.

U.S. stocks, as measured by the S&P 500 Index, advanced during the period. The
S&P 500 rebounded after hitting a low point in March, and the subsequent rally was big enough to offset the earlier declines. As a result, the index was up
3.87% for the period. Other stock market indices also posted positive returns, with the S&P SmallCap 600 Index up 6.35% and the S&P MidCap 400 Index up 6.44%.
In that environment, many of Strategic Allocation: Moderate's stock holdings performed well.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND'S              % OF
                                        U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Citigroup Inc.                             1.9%                  0.9%
--------------------------------------------------------------------------------
Microsoft Corporation                      1.9%                  0.9%
--------------------------------------------------------------------------------
Standard & Poor's
Depositary Receipt                         1.8%                  0.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                          1.8%                  0.8%
--------------------------------------------------------------------------------
Pfizer, Inc.                               1.6%                  0.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

                                                                          -----
                                                                          21

Strategic Allocation: Moderate - Portfolio Commentary

International stocks, which can be measured by the MSCI EAFE(reg.tm) Index, returned 3.30%, performing in line with the S&P 500. Meanwhile, the MSCI EMF
Index(SM), an emerging markets index, performed better, advancing 6.22%.
Strategic Allocation: Moderate's international equity holdings, which accounted for 17.6% of the portfolio as of May 31, were invested primarily in Europe, with smaller positions in Asia, Latin America, and Africa.

U.S. bonds (as measured by the Lehman U.S. Aggregate Index) rallied, posting a
6.29% return. High-yield corporate bonds, as measured by the CSFB High Yield
Index II, performed even better, returning 15.37%. As bonds advanced, Strategic
Allocation: Moderate's bond holdings performed well. At the end of the period, the vast majority of the portfolio's bond holdings were invested in corporate,
U.S. Treasury, and mortgage-backed securities, while fixed-income securities made up 27.7% of the overall portfolio. Low interest rates meant  that short-term liquid investments (as measured by the 90-Day U.S. Treasury Bill
Index) returned only 0.57% during the period. Strategic Allocation: Moderate's money market holdings at the end of the period totaled 7.4% of the portfolio.

Summing up the period, Strategic Allocation Moderate's positive return can be attributed to gains in the portfolio's stock, bond, and cash holdings. Going forward, we will continue to maintain the portfolio's broad diversification.

FUND'S U.S. BONDS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND'S
                                                             U.S. BONDS
--------------------------------------------------------------------------------
Corporate Securities                                            40.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                        22.4%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                      21.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              8.3%
--------------------------------------------------------------------------------
Asset-Backed Securities                                          3.1%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                2.8%
--------------------------------------------------------------------------------
Municipal Securities                                             1.0%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND'S
                                          FOREIGN                % OF
                                          STOCKS                 FUND
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                        2.3%                  0.4%
--------------------------------------------------------------------------------
Novartis AG ORD                            1.7%                  0.3%
--------------------------------------------------------------------------------
France Telecom SA ORD                      1.7%                  0.3%
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                        1.6%                  0.3%
--------------------------------------------------------------------------------
Vodafone Group plc ORD                     1.6%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND'S
                                                               FOREIGN
                                                               STOCKS
--------------------------------------------------------------------------------
Europe                                                          51.1%
--------------------------------------------------------------------------------
Asia/Pacific                                                    31.9%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                       14.5%
--------------------------------------------------------------------------------
Africa                                                           2.5%
--------------------------------------------------------------------------------

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 63.6%

AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           10,000  Ryanair Holdings plc ADR(1)                   $      414,650
--------------------------------------------------------------------------------
           19,900  Southwest Airlines Co.                               319,793
--------------------------------------------------------------------------------
                                                                        734,443
--------------------------------------------------------------------------------
ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
           12,800  Anheuser-Busch Companies,
                   Inc.                                                 673,664
--------------------------------------------------------------------------------
            4,800  Constellation Brands, Inc.(1)                        132,336
--------------------------------------------------------------------------------
                                                                        806,000
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.3%
--------------------------------------------------------------------------------
           21,800  Jones Apparel Group, Inc.(1)                         640,048
--------------------------------------------------------------------------------
           18,600  Liz Claiborne, Inc.                                  630,354
--------------------------------------------------------------------------------
            8,269  Puma AG Rudolf Dassler
                   Sport ORD                                            886,082
--------------------------------------------------------------------------------
           20,700  VF Corp.                                             788,049
--------------------------------------------------------------------------------
                                                                      2,944,533
--------------------------------------------------------------------------------
BANKS -- 6.1%
--------------------------------------------------------------------------------
          239,600  ABSA Group Limited ORD                             1,023,381
--------------------------------------------------------------------------------
           37,722  Alliance & Leicester plc ORD                         515,537
--------------------------------------------------------------------------------
           89,147  Allied Irish Banks plc ORD                         1,331,084
--------------------------------------------------------------------------------
           42,400  Australia & New Zealand
                   Banking Group Ltd. ORD                               513,162
--------------------------------------------------------------------------------
       13,300,000  Banco de Chile ORD                                   444,922
--------------------------------------------------------------------------------
           50,900  Banco Popolare di Verona e
                   Novara Scrl ORD                                      763,601
--------------------------------------------------------------------------------
           16,800  Banco Popular Espanol SA
                   ORD                                                  890,228
--------------------------------------------------------------------------------
          207,600  Bank Hapoalim Ltd. ORD(1)                            444,014
--------------------------------------------------------------------------------
          185,900  Bank Leumi Le-Israel ORD(1)                          293,126
--------------------------------------------------------------------------------
           93,200  Bank of America Corp.(2)                           6,915,439
--------------------------------------------------------------------------------
          691,700  Bank of Ayudhya Public
                   Company Limited ORD(1)                               142,601
--------------------------------------------------------------------------------
           99,700  Bank of Ireland ORD                                1,206,890
--------------------------------------------------------------------------------
           36,600  Bank One Corp.                                     1,367,376
--------------------------------------------------------------------------------
           31,737  BNP Paribas SA ORD                                 1,573,357
--------------------------------------------------------------------------------
          224,333  Citigroup Inc.                                     9,202,139
--------------------------------------------------------------------------------
            2,980  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                    252,655
--------------------------------------------------------------------------------
      326,000,000  Finansbank AS ORD(1)                                 219,007
--------------------------------------------------------------------------------
           15,700  First Tennessee National
                   Corp.                                                734,132
--------------------------------------------------------------------------------
           12,700  First Virginia Banks, Inc.                           546,100
--------------------------------------------------------------------------------
           30,400  Fleet Boston Financial Corp.                         898,928
--------------------------------------------------------------------------------
           60,900  ForeningsSparbanken AB
                   ORD                                                  860,014
--------------------------------------------------------------------------------
           96,000  Grupo Financiero Banorte
                   SA de CV Cl O ORD                                    279,244
--------------------------------------------------------------------------------
          481,000  Grupo Financiero BBVA
                   Bancomer, SA de CV ORD(1)                            419,133
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

          215,899  HBOS plc ORD                                  $    2,519,011
--------------------------------------------------------------------------------
            7,139  HSBC Holdings plc ADR                                423,129
--------------------------------------------------------------------------------
          360,600  IntesaBci SpA ORD                                  1,154,979
--------------------------------------------------------------------------------
           29,200  KeyCorp                                              770,880
--------------------------------------------------------------------------------
           35,900  Marshall & Ilsley Corp.                            1,077,000
--------------------------------------------------------------------------------
           34,900  National City Corp.                                1,180,318
--------------------------------------------------------------------------------
           51,873  OTP Bank Rt. ORD                                     588,157
--------------------------------------------------------------------------------
           56,100  PNC Financial Services
                   Group                                              2,762,925
--------------------------------------------------------------------------------
           73,352  Royal Bank of Scotland
                   Group plc ORD                                      1,905,200
--------------------------------------------------------------------------------
            2,997  Sberbank RF ORD                                      795,704
--------------------------------------------------------------------------------
           31,000  Societe Generale Cl A ORD                          1,905,511
--------------------------------------------------------------------------------
           38,900  SunTrust Banks, Inc.                               2,306,770
--------------------------------------------------------------------------------
          105,547  U.S. Bancorp                                       2,501,464
--------------------------------------------------------------------------------
           15,100  UCBH Holdings Inc.                                   391,921
--------------------------------------------------------------------------------
           87,300  Unibanco-Uniao de Bancos
                   Brasileiros SA ADR                                 1,550,448
--------------------------------------------------------------------------------
          562,200  UniCredito Italiano ORD                            2,575,252
--------------------------------------------------------------------------------
           28,600  UnionBanCal Corporation                            1,208,350
--------------------------------------------------------------------------------
           42,655  W Holding Company, Inc.                              697,409
--------------------------------------------------------------------------------
          103,500  Wachovia Corp.                                     4,158,630
--------------------------------------------------------------------------------
           13,500  Wells Fargo & Co.                                    652,050
--------------------------------------------------------------------------------
           77,500  Westpac Banking
                   Corporation ORD                                      825,092
--------------------------------------------------------------------------------
                                                                     62,786,270
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.4%
--------------------------------------------------------------------------------
           27,176  Amgen Inc.(1)                                      1,760,324
--------------------------------------------------------------------------------
           15,700  Gilead Sciences, Inc.(1)                             828,097
--------------------------------------------------------------------------------
           98,700  QLT Inc.(1)                                        1,329,983
--------------------------------------------------------------------------------
                                                                      3,918,404
--------------------------------------------------------------------------------
CHEMICALS -- 1.0%
--------------------------------------------------------------------------------
           13,400  3M Co.                                             1,694,698
--------------------------------------------------------------------------------
           33,700  Air Products & Chemicals,
                   Inc.                                               1,468,983
--------------------------------------------------------------------------------
           30,400  Cytec Industries Inc.(1)                           1,006,240
--------------------------------------------------------------------------------
            6,400  Dow Chemical Co.                                     203,520
--------------------------------------------------------------------------------
           14,900  du Pont (E.I.) de Nemours &
                   Co.                                                  627,886
--------------------------------------------------------------------------------
            8,200  Ecolab Inc.                                          440,750
--------------------------------------------------------------------------------
           49,730  LG Petrochemical Co. Ltd.
                   ORD                                                  826,777
--------------------------------------------------------------------------------
           54,041  Makhteshim-Agan Industries
                   Ltd. ORD                                             149,397
--------------------------------------------------------------------------------
            7,100  Methanex Corp. ADR                                    72,846
--------------------------------------------------------------------------------
            5,200  Minerals Technologies Inc.                           261,040
--------------------------------------------------------------------------------
           15,600  PPG Industries, Inc.                                 758,628
--------------------------------------------------------------------------------
           20,800  Rohm and Haas Co.                                    674,544
--------------------------------------------------------------------------------
           41,806  Sherwin-Williams Co.                               1,144,648
--------------------------------------------------------------------------------
        1,090,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                     198,473
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          23

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

          130,600  Sociedad Quimica y Minera
                   de Chile SA ORD                               $      350,616
--------------------------------------------------------------------------------
          407,900  Unipetrol AS ORD(1)                                  769,391
--------------------------------------------------------------------------------
                                                                     10,648,437
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.3%
--------------------------------------------------------------------------------
          119,000  Gap, Inc. (The)                                    2,023,000
--------------------------------------------------------------------------------
           16,947  Hot Topic, Inc.(1)                                   451,892
--------------------------------------------------------------------------------
           49,700  Limited Brands                                       758,422
--------------------------------------------------------------------------------
                                                                      3,233,314
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.3%
--------------------------------------------------------------------------------
          242,300  Cisco Systems Inc.(1)                              3,943,432
--------------------------------------------------------------------------------
           58,600  Dell Computer Corp.(1)                             1,835,059
--------------------------------------------------------------------------------
          129,000  EMC Corporation(1)                                 1,395,780
--------------------------------------------------------------------------------
           95,794  Hewlett-Packard Co.                                1,867,983
--------------------------------------------------------------------------------
            5,500  Lexmark International, Inc.(1)                       409,200
--------------------------------------------------------------------------------
           38,400  Research In Motion Ltd.(1)                           729,408
--------------------------------------------------------------------------------
            4,760  Storage Technology Corp.(1)                          128,520
--------------------------------------------------------------------------------
           95,912  Sun Microsystems, Inc.(1)                            415,779
--------------------------------------------------------------------------------
          109,100  Western Digital Corp.(1)                           1,365,932
--------------------------------------------------------------------------------
          116,046  Xerox Corp.(1)                                     1,268,383
--------------------------------------------------------------------------------
                                                                     13,359,476
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 1.8%
--------------------------------------------------------------------------------
           95,700  Amdocs Ltd.(1)                                     1,867,106
--------------------------------------------------------------------------------
           12,700  Autodesk, Inc.                                       189,611
--------------------------------------------------------------------------------
           36,500  BMC Software Inc.(1)                                 619,040
--------------------------------------------------------------------------------
           20,900  Cadence Design Systems,
                   Inc.(1)                                              290,510
--------------------------------------------------------------------------------
           46,000  Computer Associates
                   International, Inc.                                  996,820
--------------------------------------------------------------------------------
            4,000  Electronic Arts Inc.(1)                              274,160
--------------------------------------------------------------------------------
              700  Intuit Inc.(1)                                        32,274
--------------------------------------------------------------------------------
            9,146  Kronos Inc.(1)                                       447,194
--------------------------------------------------------------------------------
          371,272  Microsoft Corporation                              9,135,147
--------------------------------------------------------------------------------
          110,100  Oracle Corp.(1)                                    1,432,401
--------------------------------------------------------------------------------
            9,800  SAP AG ORD                                         1,101,492
--------------------------------------------------------------------------------
           39,000  SAP AG ADR                                         1,110,720
--------------------------------------------------------------------------------
           52,000  Softbank SA ORD(1)                                   271,613
--------------------------------------------------------------------------------
            7,900  Synopsys, Inc.(1)                                    483,915
--------------------------------------------------------------------------------
           22,500  Take-Two Interactive
                   Software, Inc.(1)                                    567,900
--------------------------------------------------------------------------------
                                                                     18,819,903
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 1.1%
--------------------------------------------------------------------------------
           29,800  Cemex SA ADR                                         660,964
--------------------------------------------------------------------------------
           29,600  Centex Corp.                                       2,297,849
--------------------------------------------------------------------------------
          123,000  Consorcio ARA, SA de CV
                   ORD(1)                                               234,865
--------------------------------------------------------------------------------
          245,000  Corporacion GEO, SA de CV,
                   Series B ORD(1)                                      712,416
--------------------------------------------------------------------------------
           22,740  Daelim Industrial Co., Ltd.
                   ORD                                                  425,082
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

        1,076,497  Empresas ICA Sociedad
                   Controladora SA de CV ORD(1)                  $      253,551
--------------------------------------------------------------------------------
            7,900  Fluor Corp.                                          280,371
--------------------------------------------------------------------------------
           28,600  Grupo Dragados SA ORD                                574,882
--------------------------------------------------------------------------------
           30,946  Grupo Ferrovial SA ORD                               848,698
--------------------------------------------------------------------------------
           21,146  KB Home                                            1,321,625
--------------------------------------------------------------------------------
           66,500  Martin Marietta Materials,
                   Inc.                                               2,274,965
--------------------------------------------------------------------------------
           16,100  Masco Corp.                                          396,060
--------------------------------------------------------------------------------
              300  NVR, Inc.(1)                                         122,325
--------------------------------------------------------------------------------
           57,000  Orascom Construction
                   Industries ORD(1)                                    435,203
--------------------------------------------------------------------------------
                                                                     10,838,856
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.4%
--------------------------------------------------------------------------------
            1,100  Carlisle Companies, Inc.                              49,577
--------------------------------------------------------------------------------
            5,800  Harman International
                   Industries Inc.                                      430,360
--------------------------------------------------------------------------------
           17,800  Herman Miller, Inc.                                  344,341
--------------------------------------------------------------------------------
           40,702  Koninklijke Royal Philips
                   Electronics NV New York
                   Shares                                               800,201
--------------------------------------------------------------------------------
           47,000  Sharp Corp. ORD                                      517,738
--------------------------------------------------------------------------------
           32,500  Whirlpool Corp.                                    1,849,251
--------------------------------------------------------------------------------
                                                                      3,991,468
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.9%
--------------------------------------------------------------------------------
           26,500  Boeing Co.                                           812,755
--------------------------------------------------------------------------------
           14,200  Flir Systems Inc.(1)                                 405,268
--------------------------------------------------------------------------------
           80,300  Honeywell International Inc.                       2,103,860
--------------------------------------------------------------------------------
            8,200  L-3 Communications
                   Holdings, Inc.(1)                                    355,470
--------------------------------------------------------------------------------
           23,500  Lockheed Martin Corp.                              1,090,870
--------------------------------------------------------------------------------
           18,100  Northrop Grumman Corp.                             1,591,895
--------------------------------------------------------------------------------
            3,400  Precision Castparts Corp.                             99,450
--------------------------------------------------------------------------------
           51,200  Raytheon Company                                   1,640,448
--------------------------------------------------------------------------------
           54,500  Rockwell Collins                                   1,252,410
--------------------------------------------------------------------------------
                                                                      9,352,426
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.2%
-------------------------------------------------------------------------------
          161,200  Controladora Comercial
                   Mexicana SA de CV ORD                                107,810
--------------------------------------------------------------------------------
           14,100  Costco Companies, Inc.(1)                            522,335
--------------------------------------------------------------------------------
           91,000  Federated Department
                   Stores, Inc.(1)                                    2,957,500
--------------------------------------------------------------------------------
           76,092  J.C. Penney Company, Inc.                          1,317,913
--------------------------------------------------------------------------------
           75,175  Marks & Spencer Group plc
                   ORD                                                  352,321
--------------------------------------------------------------------------------
           47,200  May Department Stores Co.
                   (The)                                              1,023,768
--------------------------------------------------------------------------------
            9,517  Metro AG ORD                                         297,203
--------------------------------------------------------------------------------
            1,373  Saks Incorporated(1)                                  12,879
--------------------------------------------------------------------------------
           34,000  Sears, Roebuck & Co.                               1,019,320
--------------------------------------------------------------------------------
            9,600  Target Corp.                                         351,648
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
          348,022  Wal-Mart de Mexico SA de
                   CV Series V ORD                               $      988,710
--------------------------------------------------------------------------------
           68,300  Wal-Mart Stores, Inc.                              3,593,264
--------------------------------------------------------------------------------
                                                                     12,544,671
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.5%
--------------------------------------------------------------------------------
           17,100  iShares MSCI EAFE Index
                   Fund                                               1,816,191
--------------------------------------------------------------------------------
            9,000  iShares Russell 2000 Index
                   Fund                                                 792,000
--------------------------------------------------------------------------------
            7,400  iShares S&P 500 Index Fund                           717,134
--------------------------------------------------------------------------------
           50,000  Nasdaq 100-Index Tracking
                   Stock(1)                                           1,486,500
--------------------------------------------------------------------------------
           92,000  Standard and Poor's 500
                   Depositary Receipt                                 8,919,400
--------------------------------------------------------------------------------
           17,400  Standard and Poor's MidCap
                   400 Depositary Receipt                             1,516,062
--------------------------------------------------------------------------------
                                                                     15,247,287
--------------------------------------------------------------------------------
DRUGS -- 4.5%
--------------------------------------------------------------------------------
           51,300  Abbott Laboratories(2)                             2,285,415
--------------------------------------------------------------------------------
           45,900  Andrx Corp.(1)                                       882,657
--------------------------------------------------------------------------------
           27,800  AstraZeneca plc ORD                                1,126,596
--------------------------------------------------------------------------------
           13,300  Aventis SA ORD                                       695,054
--------------------------------------------------------------------------------
           35,523  Biovail Corporation(1)                             1,656,793
--------------------------------------------------------------------------------
           90,200  Bristol-Myers Squibb Co.                           2,309,120
--------------------------------------------------------------------------------
      103,266,600  Eczacibasi Ilac Sanayi ve
                   Ticaret AS ORD(1)                                    310,740
--------------------------------------------------------------------------------
           20,219  Elan Corp. plc ADR(1)                                123,740
--------------------------------------------------------------------------------
           12,700  Eli Lilly and Company                                759,079
--------------------------------------------------------------------------------
           45,100  Endo Pharmaceuticals
                   Holdings Inc.(1)                                     713,708
--------------------------------------------------------------------------------
           12,874  Gedeon Richter Rt. ORD                               960,973
--------------------------------------------------------------------------------
           45,734  GlaxoSmithKline plc ADR                            1,829,817
--------------------------------------------------------------------------------
           12,800  IDEXX Laboratories, Inc.(1)                          457,600
--------------------------------------------------------------------------------
          106,900  Johnson & Johnson                                  5,810,015
--------------------------------------------------------------------------------
          125,400  Merck & Co., Inc.                                  6,969,732
--------------------------------------------------------------------------------
           77,669  Novartis AG ORD                                    3,051,645
--------------------------------------------------------------------------------
           38,000  Olympus Optical Co., Ltd.
                   ORD                                                  719,414
--------------------------------------------------------------------------------
            2,200  Perrigo Co.                                           32,109
--------------------------------------------------------------------------------
          255,623  Pfizer, Inc.                                       7,929,424
--------------------------------------------------------------------------------
            4,900  Pharmaceutical Resources
                   Inc.(1)                                              201,096
--------------------------------------------------------------------------------
        3,191,500  PT Kalbe Farma Tbk ORD(1)                            211,230
--------------------------------------------------------------------------------
           27,767  Roche Holding AG ORD                               2,122,114
--------------------------------------------------------------------------------
           12,340  Sanofi-Synthelabo SA ORD                             789,758
--------------------------------------------------------------------------------
           28,200  Schering-Plough Corp.                                520,290
--------------------------------------------------------------------------------
            8,900  Sigma-Aldrich Corp.                                  465,515
--------------------------------------------------------------------------------
           55,300  Smith & Nephew plc ORD                               335,294
--------------------------------------------------------------------------------
           11,000  Takeda Chemical Industries,
                   Ltd. ORD                                             432,168
--------------------------------------------------------------------------------
           56,835  Teva Pharmaceutical
                   Industries Ltd. ADR                                2,880,398
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

            2,315  Watson Pharmaceuticals,
                   Inc.(1)                                       $       85,701
--------------------------------------------------------------------------------
           16,900  Wyeth                                                741,065
--------------------------------------------------------------------------------
                                                                     47,408,260
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
           16,100  ADTRAN, Inc.(1)                                      777,711
--------------------------------------------------------------------------------
           77,893  Alcatel SA ORD(1)                                    714,521
--------------------------------------------------------------------------------
            8,800  Amphenol Corp. Cl A(1)                               415,800
--------------------------------------------------------------------------------
            6,286  Anixter International Inc.(1)                        150,361
--------------------------------------------------------------------------------
           29,700  AVX Corporation                                      357,885
--------------------------------------------------------------------------------
          144,770  Bharat Heavy Electricals
                   Limited ORD                                          790,200
--------------------------------------------------------------------------------
           40,600  CIENA Corporation(1)                                 234,465
--------------------------------------------------------------------------------
           49,992  Dover Corp.                                        1,515,257
--------------------------------------------------------------------------------
           17,800  Garmin Ltd.(1)                                       858,761
--------------------------------------------------------------------------------
        7,104,000  Group Sense International
                   Ltd. ORD(1)                                          286,946
--------------------------------------------------------------------------------
           17,400  Jabil Circuit, Inc.(1)                               365,226
--------------------------------------------------------------------------------
           73,600  JDS Uniphase Corp.(1)                                285,200
--------------------------------------------------------------------------------
            4,000  Keyence Corp. ORD                                    705,005
--------------------------------------------------------------------------------
           41,510  Kodicom Co. Ltd. ORD                                 319,994
--------------------------------------------------------------------------------
           35,300  Kumho Electric Inc. ORD                              837,974
--------------------------------------------------------------------------------
           37,500  Littelfuse, Inc.(1)                                  807,375
--------------------------------------------------------------------------------
           11,900  Motorola, Inc.                                       101,388
--------------------------------------------------------------------------------
           60,553  Nokia Corp. Cl A ADR                               1,092,376
--------------------------------------------------------------------------------
           23,200  Plantronics, Inc.(1)                                 499,496
--------------------------------------------------------------------------------
           41,500  Sanmina-SCI Corp.(1)                                 237,588
--------------------------------------------------------------------------------
            4,500  Schneider SA ORD                                     205,971
--------------------------------------------------------------------------------
           51,800  Scientific-Atlanta, Inc.                           1,019,942
--------------------------------------------------------------------------------
          132,308  Taesan LCD Co. Ltd. ORD                              831,713
--------------------------------------------------------------------------------
          443,000  Telefonaktiebolaget LM
                   Ericsson Cl B ORD(1)                                 457,054
--------------------------------------------------------------------------------
           56,000  United Heavy Machinery
                   Uralmash-Izhora Group ORD(1)                         387,800
--------------------------------------------------------------------------------
           44,200  UTStarcom Inc.(1)                                  1,311,193
--------------------------------------------------------------------------------
                                                                     15,567,202
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 1.1%
--------------------------------------------------------------------------------
           48,200  Ameren Corp.                                       2,193,100
--------------------------------------------------------------------------------
           37,800  American Electric Power                            1,097,712
--------------------------------------------------------------------------------
           11,000  Cinergy Corp.                                        417,340
--------------------------------------------------------------------------------
           19,100  DTE Energy Company                                   827,603
--------------------------------------------------------------------------------
           73,000  Edison International(1)                            1,188,440
--------------------------------------------------------------------------------
           22,000  Entergy Corp.                                      1,137,180
--------------------------------------------------------------------------------
           60,400  Exelon Corporation                                 3,460,920
--------------------------------------------------------------------------------
            9,900  FPL Group, Inc.                                      658,053
--------------------------------------------------------------------------------
           16,000  Wisconsin Energy Corp.                               445,600
--------------------------------------------------------------------------------
                                                                     11,425,948
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.7%
--------------------------------------------------------------------------------
            9,400  Amerada Hess Corp.                                   460,600
--------------------------------------------------------------------------------
           14,620  Apache Corp.                                         963,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          25

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

           53,400  BP plc ADR                                    $    2,236,926
--------------------------------------------------------------------------------
           44,900  ChevronTexaco Corp.                                3,185,207
--------------------------------------------------------------------------------
           28,285  ConocoPhillips                                     1,526,541
--------------------------------------------------------------------------------
           23,600  EnCana Corp. ORD                                     864,677
--------------------------------------------------------------------------------
            9,400  Evergreen Resources, Inc.(1)                         500,644
--------------------------------------------------------------------------------
          237,500  Exxon Mobil Corp.                                  8,645,001
--------------------------------------------------------------------------------
           10,600  Newfield Exploration
                   Company(1)                                           397,076
--------------------------------------------------------------------------------
           32,800  Occidental Petroleum Corp.                         1,106,672
--------------------------------------------------------------------------------
           77,900  Petroleo Brasileiro SA -
                   Petrobras ADR                                      1,491,785
--------------------------------------------------------------------------------
           92,448  Royal Dutch Petroleum Co.
                   New York Shares                                    4,211,007
--------------------------------------------------------------------------------
           11,000  Stone Energy Corporation(1)                          449,900
--------------------------------------------------------------------------------
           16,428  Tom Brown, Inc.(1)                                   464,912
--------------------------------------------------------------------------------
           26,766  XTO Energy Inc.                                      574,398
--------------------------------------------------------------------------------
                                                                     27,079,096
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.3%
--------------------------------------------------------------------------------
           13,200  Regal Entertainment Group                            293,436
--------------------------------------------------------------------------------
           59,913  Viacom, Inc. Cl B(1)                               2,727,240
--------------------------------------------------------------------------------
                                                                      3,020,676
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
          101,100  Waste Management, Inc.                             2,575,017
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.2%
--------------------------------------------------------------------------------
           50,900  3i Group plc ORD                                     490,450
--------------------------------------------------------------------------------
           98,100  American Express Co.                               4,086,846
--------------------------------------------------------------------------------
           43,000  Block (H & R), Inc.                                1,760,420
--------------------------------------------------------------------------------
           37,100  Capital One Financial Corp.                        1,787,107
--------------------------------------------------------------------------------
          332,000  CIMB BHD ORD(1)                                      218,421
--------------------------------------------------------------------------------
           44,100  Credit Suisse Group ORD                            1,194,736
--------------------------------------------------------------------------------
           18,366  Deutsche Bank AG ORD(1)                            1,077,019
--------------------------------------------------------------------------------
           27,800  Deutsche Boerse AG ORD                             1,464,931
--------------------------------------------------------------------------------
           41,900  Fannie Mae                                         3,100,600
--------------------------------------------------------------------------------
          125,800  Freddie Mac                                        7,524,097
--------------------------------------------------------------------------------
            7,900  FTI Consulting, Inc.(1)                              290,009
--------------------------------------------------------------------------------
          169,200  General Electric Co.                               4,856,039
--------------------------------------------------------------------------------
      123,000,000  Global Menkul Degerler ORD(1)                         96,407
--------------------------------------------------------------------------------
           22,500  Hilb, Rogal & Hamilton Co.                           787,050
--------------------------------------------------------------------------------
           23,700  ICAP plc ORD                                         411,674
--------------------------------------------------------------------------------
           47,100  ING Groep N.V. ORD                                   759,838
--------------------------------------------------------------------------------
            3,800  MBIA Inc.                                            190,190
--------------------------------------------------------------------------------
           21,800  MGIC Investment Corp.                              1,177,636
--------------------------------------------------------------------------------
            3,300  SLM Corporation                                      396,000
--------------------------------------------------------------------------------
            1,700  Student Loan Corp. (The)                             202,470
--------------------------------------------------------------------------------
           14,110  UBS AG ORD                                           762,351
--------------------------------------------------------------------------------
                                                                     32,634,291
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.1%
--------------------------------------------------------------------------------
           78,000  Ajinomoto Co. Inc. ORD                               776,243
--------------------------------------------------------------------------------
           46,700  Altadis, SA ORD                                    1,327,497
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           35,700  British American Tobacco
                   Malaysia Berhad ORD                           $      368,743
--------------------------------------------------------------------------------
           49,600  Campbell Soup Company                              1,237,520
--------------------------------------------------------------------------------
           12,800  Coca-Cola Company (The)                              583,296
--------------------------------------------------------------------------------
           37,437  Coca-Cola Enterprises Inc.                           701,944
--------------------------------------------------------------------------------
           57,822  ConAgra Foods, Inc.                                1,403,340
--------------------------------------------------------------------------------
           35,200  Dean Foods Co.(1)                                  1,610,400
--------------------------------------------------------------------------------
           37,197  Gallaher Group plc ORD                               374,567
--------------------------------------------------------------------------------
            6,200  Groupe Danone ORD                                    853,465
--------------------------------------------------------------------------------
           28,500  H.J. Heinz Company                                   942,495
--------------------------------------------------------------------------------
           36,200  Hain Celestial Group, Inc.
                   (The)(1)                                             627,346
--------------------------------------------------------------------------------
           16,600  Interstate Bakeries Corp.                            215,468
--------------------------------------------------------------------------------
           10,700  Kellogg Co.                                          376,640
--------------------------------------------------------------------------------
           23,200  Kraft Foods Inc.                                     751,680
--------------------------------------------------------------------------------
           13,600  McCormick & Company,
                   Incorporated                                         365,840
--------------------------------------------------------------------------------
            4,874  Nestle SA ORD                                      1,024,091
--------------------------------------------------------------------------------
            6,600  Pepsi Bottling Group Inc.                            134,574
--------------------------------------------------------------------------------
           37,300  PepsiCo, Inc.                                      1,648,659
--------------------------------------------------------------------------------
           37,400  Performance Food Group
                   Co.(1)                                             1,352,010
--------------------------------------------------------------------------------
           13,970  Quilmes Industrial SA ADR(1)                         166,942
--------------------------------------------------------------------------------
           83,247  Reckitt Benckiser plc ORD                          1,621,996
--------------------------------------------------------------------------------
           27,600  Sara Lee Corp.                                       502,872
--------------------------------------------------------------------------------
           17,300  Souza Cruz SA ORD                                    118,422
--------------------------------------------------------------------------------
           10,200  Unilever N.V. New York
                   Shares                                               596,700
--------------------------------------------------------------------------------
           21,637  Unilever N.V. ORD                                  1,266,289
--------------------------------------------------------------------------------
           14,100  United Natural Foods Inc.(1)                         392,333
--------------------------------------------------------------------------------
            8,500  Wrigley (Wm.) Jr. Company                            480,250
--------------------------------------------------------------------------------
                                                                     21,821,622
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.2%
--------------------------------------------------------------------------------
           96,900  Apasco SA de CV ORD                                  680,750
--------------------------------------------------------------------------------
           34,100  CRH plc ORD                                          532,047
--------------------------------------------------------------------------------
           24,000  Empresas CMPC SA ORD                                 247,944
--------------------------------------------------------------------------------
          536,400  Tipco Asphalt Public
                   Company Limited ORD(1)                               267,461
--------------------------------------------------------------------------------
            4,900  United Stationers Inc.(1)                            149,475
--------------------------------------------------------------------------------
                                                                      1,877,677
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 1.0%
--------------------------------------------------------------------------------
           54,600  AGL Resources Inc.                                 1,426,697
--------------------------------------------------------------------------------
        1,264,000  Beijing Datang Power
                   Generation Company Ltd.
                   ORD                                                  551,077
--------------------------------------------------------------------------------
          822,000  China Gas Holdings Limited
                   ORD(1)                                                76,945
--------------------------------------------------------------------------------
       11,330,000  Companhia de Saneamento
                   Basico do Estado de Sao
                   Paulo ORD                                            407,235
--------------------------------------------------------------------------------
          166,900  Czeske Energeticke Zavody
                   AS ORD                                               710,771
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

           15,174  E.On AG ORD                                   $      782,446
--------------------------------------------------------------------------------
           34,800  Gas Natural SDG SA ORD                               710,162
--------------------------------------------------------------------------------
          742,000  Huaneng Power International,
                   Inc. ORD                                             770,682
--------------------------------------------------------------------------------
           29,100  NiSource Inc.                                        570,651
--------------------------------------------------------------------------------
           48,700  ONEOK, Inc.                                          992,019
--------------------------------------------------------------------------------
          196,604  Snam Rete Gas SpA ORD                                761,671
--------------------------------------------------------------------------------
          356,570  VolgaTelecom ORD(1)                                  662,329
--------------------------------------------------------------------------------
        4,580,000  Wah Sang Gas Holdings
                   Limited ORD                                          481,577
--------------------------------------------------------------------------------
           41,600  WGL Holdings Inc.                                  1,154,815
--------------------------------------------------------------------------------
                                                                     10,059,077
--------------------------------------------------------------------------------
GOLD -- 0.1%
--------------------------------------------------------------------------------
           18,904  Anglo American plc ORD                               292,742
--------------------------------------------------------------------------------
           80,400  Gold Fields Limited ORD                              896,099
--------------------------------------------------------------------------------
                                                                      1,188,841
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
           32,600  Kroger Co. (The)(1)                                  523,230
--------------------------------------------------------------------------------
            5,300  Whole Foods Market, Inc.(1)                          289,380
--------------------------------------------------------------------------------
          100,900  Winn-Dixie Stores, Inc.                            1,426,726
--------------------------------------------------------------------------------
                                                                      2,239,336
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
            4,600  Cooper Industries, Ltd.                              183,494
--------------------------------------------------------------------------------
            8,300  Crane Co.                                            173,304
--------------------------------------------------------------------------------
           47,100  Emerson Electric Co.                               2,463,330
--------------------------------------------------------------------------------
            2,527  United Technologies Corp.                            172,468
--------------------------------------------------------------------------------
                                                                      2,992,596
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.4%
--------------------------------------------------------------------------------
            8,000  Caterpillar Inc.                                     417,200
--------------------------------------------------------------------------------
           32,990  Daewoo Shipbuilding &
                   Marine Engineering Co. Ltd.
                   ORD(1)                                               286,514
--------------------------------------------------------------------------------
            6,400  Deere & Co.                                          279,488
--------------------------------------------------------------------------------
           21,400  Fanuc Ltd. ORD                                       968,042
--------------------------------------------------------------------------------
           90,100  Larsen & Toubro Ltd. ORD                             426,643
--------------------------------------------------------------------------------
          192,000  Samsung Heavy Industries
                   ORD                                                  822,630
--------------------------------------------------------------------------------
          187,000  Toshiba Corp. ORD                                    568,637
--------------------------------------------------------------------------------
                                                                      3,769,154
--------------------------------------------------------------------------------
HOME PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
            2,200  Clorox Company                                        98,252
--------------------------------------------------------------------------------
            9,700  Colgate-Palmolive Co.                                578,314
--------------------------------------------------------------------------------
           18,200  Estee Lauder Companies, Inc.
                   Cl A                                                 606,424
--------------------------------------------------------------------------------
            9,300  Gillette Company                                     312,573
--------------------------------------------------------------------------------
            6,100  International Flavors &
                   Fragrances Inc.                                      191,479
--------------------------------------------------------------------------------
           68,700  Kimberly-Clark Corp.                               3,567,591
--------------------------------------------------------------------------------
           58,500  Procter & Gamble Co. (The)                         5,371,470
--------------------------------------------------------------------------------
                                                                     10,726,103
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
HOTELS -- 0.2%
--------------------------------------------------------------------------------
           34,719  Accor SA ORD                                  $    1,306,632
--------------------------------------------------------------------------------
           14,300  Harrah's Entertainment, Inc.(1)                      573,287
--------------------------------------------------------------------------------
                                                                      1,879,919
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.9%
-------------------------------------------------------------------------------
           75,400  AAPICO Hitech Public
                   Company Limited ORD(1)                                75,915
--------------------------------------------------------------------------------
           15,900  Black & Decker Corporation                           688,629
--------------------------------------------------------------------------------
            9,700  Compagnie Generale des
                   Etablissements Michelin ORD                          354,089
--------------------------------------------------------------------------------
           48,500  Energizer Holdings, Inc.(1)                        1,541,330
--------------------------------------------------------------------------------
            9,200  Illinois Tool Works Inc.                             570,860
--------------------------------------------------------------------------------
           17,200  Ingersoll-Rand Company                               753,360
--------------------------------------------------------------------------------
           18,900  Lennox International Inc.                            270,837
--------------------------------------------------------------------------------
           26,765  Pall Corp.                                           581,336
--------------------------------------------------------------------------------
           13,500  Parker-Hannifin Corp.                                545,805
--------------------------------------------------------------------------------
           13,300  Snap-on Incorporated                                 404,453
--------------------------------------------------------------------------------
            4,889  Tenaris SA ADR(1)                                    113,914
--------------------------------------------------------------------------------
          126,884  Tyco International Ltd.                            2,245,847
--------------------------------------------------------------------------------
           37,909  York International Corp.                             981,464
--------------------------------------------------------------------------------
                                                                      9,127,839
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
           21,325  Adecco SA ORD                                        798,477
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.3%
--------------------------------------------------------------------------------
            8,400  ADVO, Inc.(1)                                        343,980
--------------------------------------------------------------------------------
           32,100  Apollo Group Inc. Cl A(1)                          1,872,392
--------------------------------------------------------------------------------
          104,800  BAA plc ORD                                          838,071
--------------------------------------------------------------------------------
           13,300  Career Education Corp.(1)                            816,953
--------------------------------------------------------------------------------
           16,649  Checkfree Corp.(1)                                   407,734
--------------------------------------------------------------------------------
           19,406  CJ Home Shopping ORD                               1,046,544
--------------------------------------------------------------------------------
           69,000  Computer Sciences Corp.(1)                         2,739,299
--------------------------------------------------------------------------------
           18,300  Corinthian Colleges, Inc.(1)                         860,832
--------------------------------------------------------------------------------
           58,800  Electronic Data Systems
                   Corp.                                              1,184,820
--------------------------------------------------------------------------------
           26,900  First Data Corporation                             1,114,198
--------------------------------------------------------------------------------
           61,800  International Business
                   Machines Corp.                                     5,440,871
--------------------------------------------------------------------------------
            6,524  NHN Corporation ORD                                  701,505
--------------------------------------------------------------------------------
           32,500  Paychex, Inc.                                        992,388
--------------------------------------------------------------------------------
            7,700  Publicis Groupe ORD                                  201,744
--------------------------------------------------------------------------------
          133,500  Ranhill Berhad ORD                                   154,579
--------------------------------------------------------------------------------
          103,347  Rentokil Initial plc ORD                             304,839
--------------------------------------------------------------------------------
           43,900  SINA.Com ADR(1)                                      708,546
--------------------------------------------------------------------------------
          109,284  T-Online International AG
                   ORD(1)                                             1,023,065
--------------------------------------------------------------------------------
           17,492  Valassis Communications,
                   Inc.(1)                                              468,786
--------------------------------------------------------------------------------
           51,616  Viad Corporation                                   1,045,740
--------------------------------------------------------------------------------
           99,855  Wanadoo ORD(1)                                       753,715
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          27

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

               46  Yahoo Japan Corporation
                   ORD(1)                                        $      562,597
--------------------------------------------------------------------------------
                                                                     23,583,198
--------------------------------------------------------------------------------
INTERNET -- 0.4%
--------------------------------------------------------------------------------
           12,500  eBay Inc.(1)                                       1,272,375
--------------------------------------------------------------------------------
           23,800  United Online, Inc.(1)                               511,938
--------------------------------------------------------------------------------
           35,500  USA Interactive(1)                                 1,366,573
--------------------------------------------------------------------------------
           28,800  Yahoo! Inc.(1)                                       859,248
--------------------------------------------------------------------------------
                                                                      4,010,134
--------------------------------------------------------------------------------
LEISURE -- 0.3%
--------------------------------------------------------------------------------
           43,900  Eastman Kodak Co.                                  1,345,096
--------------------------------------------------------------------------------
           34,455  GTECH Holdings Corp.(1)                            1,210,749
--------------------------------------------------------------------------------
           12,200  Marvel Enterprises, Inc.(1)                          272,670
--------------------------------------------------------------------------------
            7,600  Mattel, Inc.                                         163,476
--------------------------------------------------------------------------------
                                                                      2,991,991
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.7%
--------------------------------------------------------------------------------
           24,300  CIGNA Corp.                                        1,363,230
--------------------------------------------------------------------------------
           20,100  Lincoln National Corp.                               699,480
--------------------------------------------------------------------------------
           30,300  MetLife, Inc.                                        847,491
--------------------------------------------------------------------------------
           63,000  Principal Financial Group                          2,000,880
--------------------------------------------------------------------------------
           66,600  Protective Life Corp.                              1,836,828
--------------------------------------------------------------------------------
           20,200  Torchmark Corp.                                      780,124
--------------------------------------------------------------------------------
                                                                      7,528,033
--------------------------------------------------------------------------------
MEDIA -- 1.1%
--------------------------------------------------------------------------------
          120,469  AOL Time Warner Inc.(1)                            1,833,538
--------------------------------------------------------------------------------
           38,200  British Sky Broadcasting Plc
                   ORD(1)                                               415,027
--------------------------------------------------------------------------------
            5,400  Clear Channel
                   Communications, Inc.(1)                              219,780
--------------------------------------------------------------------------------
           42,238  Comcast Corporation(1)                             1,268,196
--------------------------------------------------------------------------------
           64,300  EchoStar Communications
                   Corp. Cl A(1)                                      2,159,515
--------------------------------------------------------------------------------
           34,100  Fox Entertainment Group,
                   Inc. Cl A(1)                                         958,551
--------------------------------------------------------------------------------
           11,800  Getty Images Inc.(1)                                 476,720
--------------------------------------------------------------------------------
            9,000  Grupo Televisa SA GDR(1)                             277,650
--------------------------------------------------------------------------------
           32,830  Hearst-Argyle Television, Inc.(1)                    815,826
--------------------------------------------------------------------------------
           59,133  News Corporation Limited
                   ORD                                                  448,796
--------------------------------------------------------------------------------
          203,800  TV Azteca SA de CV ADR                             1,249,294
--------------------------------------------------------------------------------
          127,907  WPP Group plc ORD                                  1,027,046
--------------------------------------------------------------------------------
           33,500  XM Satellite Radio Holdings
                   Inc.(1)                                              379,220
--------------------------------------------------------------------------------
                                                                     11,529,159
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
            9,600  Alcon, Inc.                                          408,000
--------------------------------------------------------------------------------
            3,500  Bard (C.R.), Inc.                                    245,525
--------------------------------------------------------------------------------
           57,600  Baxter International, Inc.                         1,459,584
--------------------------------------------------------------------------------
           38,200  Beckman Coulter Inc.                               1,552,830
--------------------------------------------------------------------------------
           49,600  Becton Dickinson & Co.                             1,984,000
--------------------------------------------------------------------------------
           56,000  Boston Scientific Corp.(1)                         2,917,599
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           54,201  Cooper Companies, Inc.
                   (The)                                         $    1,871,019
--------------------------------------------------------------------------------
           50,500  Fisher Scientific
                   International(1)                                   1,600,345
--------------------------------------------------------------------------------
            6,919  Gen-Probe Incorporated(1)                            267,385
--------------------------------------------------------------------------------
           12,800  Guidant Corporation(1)                               541,184
--------------------------------------------------------------------------------
           11,900  Hoya Corp. ORD                                       749,638
--------------------------------------------------------------------------------
           40,000  Inamed Corp.(1)                                    2,058,000
--------------------------------------------------------------------------------
            6,600  Invitrogen Corp.(1)                                  257,829
--------------------------------------------------------------------------------
           34,700  Medtronic, Inc.                                    1,690,931
--------------------------------------------------------------------------------
           12,500  Mettler-Toledo International,
                   Inc. ADR(1)                                          447,875
--------------------------------------------------------------------------------
           10,600  Patterson Dental Co.(1)                              465,870
--------------------------------------------------------------------------------
           11,300  St. Jude Medical, Inc.(1)                            633,930
--------------------------------------------------------------------------------
            1,300  Steris Corp.(1)                                       29,315
--------------------------------------------------------------------------------
            7,700  Varian Medical Systems, Inc.(1)                      429,275
--------------------------------------------------------------------------------
                                                                     19,610,134
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 2.1%
-------------------------------------------------------------------------------
           14,400  AdvancePCS(1)                                        478,368
--------------------------------------------------------------------------------
           59,000  AETNA Inc.                                         3,387,780
--------------------------------------------------------------------------------
           24,949  Anthem, Inc.(1)                                    1,830,009
--------------------------------------------------------------------------------
           18,000  Cardinal Health, Inc.                              1,038,780
--------------------------------------------------------------------------------
           44,000  Caremark Rx Inc.(1)                                  993,520
--------------------------------------------------------------------------------
          108,200  Coventry Health Care Inc.(1)                       4,724,012
--------------------------------------------------------------------------------
            8,600  Fresenius Medical Care AG
                   ORD                                                  416,622
--------------------------------------------------------------------------------
           20,500  HCA Inc.                                             676,500
--------------------------------------------------------------------------------
           32,300  Health Net Inc.(1)                                   977,721
--------------------------------------------------------------------------------
           32,000  Humana Inc.(1)                                       415,680
--------------------------------------------------------------------------------
            6,500  Laboratory Corporation of
                   America Holdings(1)                                  208,975
--------------------------------------------------------------------------------
           16,100  McKesson Corp.                                       488,152
--------------------------------------------------------------------------------
            8,603  Oxford Health Plans, Inc.(1)                         318,569
--------------------------------------------------------------------------------
           53,200  Tenet Healthcare Corp.(1)                            887,908
--------------------------------------------------------------------------------
           11,500  UnitedHealth Group
                   Incorporated                                       1,103,310
--------------------------------------------------------------------------------
           41,487  Wellpoint Health Networks
                   Inc.(1)                                            3,540,501
--------------------------------------------------------------------------------
                                                                     21,486,407
--------------------------------------------------------------------------------
MINING & METALS -- 0.7%
-------------------------------------------------------------------------------
           47,500  Alcoa Inc.                                         1,168,974
--------------------------------------------------------------------------------
           12,000  Anglo American Platinum
                   Corp. Limited ORD                                    404,211
--------------------------------------------------------------------------------
           14,900  Arch Coal Inc.                                       336,889
--------------------------------------------------------------------------------
            6,800  Ball Corp.                                           336,736
--------------------------------------------------------------------------------
            6,200  Cherepovets MK Severstal
                   ORD                                                  406,100
--------------------------------------------------------------------------------
            7,300  Compania de Minas
                   Buenaventura SAu ADR                                 214,985
--------------------------------------------------------------------------------
           21,448  Freeport-McMoRan Copper
                   & Gold, Inc. Cl B                                    470,784
--------------------------------------------------------------------------------
            9,000  Grupo Imsa SA de CV ADR                              113,400
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

          212,020  Kumba Resources Limited
                   ORD                                           $      850,181
--------------------------------------------------------------------------------
           18,186  Massey Energy Co.                                    254,968
--------------------------------------------------------------------------------
           14,700  Nucor Corp.                                          700,308
--------------------------------------------------------------------------------
            8,600  Peabody Energy Corp.                                 282,510
--------------------------------------------------------------------------------
            2,448  POSCO ORD ORD                                        217,667
--------------------------------------------------------------------------------
           91,500  PT International Nickel
                   Indonesia Tbk ORD                                     77,076
--------------------------------------------------------------------------------
           48,400  Rio Tinto plc ORD                                    948,584
--------------------------------------------------------------------------------
                                                                      6,783,373
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.0%
--------------------------------------------------------------------------------
            6,518  Bayerische Motoren Werke
                   (BMW) AG ORD                                         225,423
--------------------------------------------------------------------------------
          221,636  Delphi Corp.                                       1,954,829
--------------------------------------------------------------------------------
          160,900  Ford Motor Co.                                     1,689,450
--------------------------------------------------------------------------------
           27,400  General Motors Corp.                                 968,042
--------------------------------------------------------------------------------
           24,200  Honda Motor Co., Ltd. ORD                            873,734
--------------------------------------------------------------------------------
            1,519  Lear Corporation(1)                                   60,426
--------------------------------------------------------------------------------
          208,000  Nissan Motor Co., Ltd. ORD                         1,643,091
--------------------------------------------------------------------------------
           19,900  PSA Peugeot Citroen ORD(1)                           910,382
--------------------------------------------------------------------------------
        1,861,615  PT Astra International Tbk
                   ORD(1)                                               806,476
--------------------------------------------------------------------------------
           32,300  Toyota Motor Corp. ORD                               773,847
--------------------------------------------------------------------------------
                                                                      9,905,700
--------------------------------------------------------------------------------
MULTI-INDUSTRY(3)
--------------------------------------------------------------------------------
           45,600  Companhia de Petroleos de
                   Chile SA (COPEC) ORD                                 219,780
--------------------------------------------------------------------------------
          168,200  Murray & Roberts Holdings
                   ORD                                                  241,416
--------------------------------------------------------------------------------
                                                                        461,196
--------------------------------------------------------------------------------
OIL REFINING -- 0.4%
--------------------------------------------------------------------------------
            8,100  Kinder Morgan, Inc.                                  413,505
--------------------------------------------------------------------------------
           73,800  Marathon Oil Corp.                                 1,898,874
--------------------------------------------------------------------------------
           19,200  Sunoco, Inc.                                         707,328
--------------------------------------------------------------------------------
            7,200  Total SA Cl B ORD                                  1,055,556
--------------------------------------------------------------------------------
                                                                      4,075,263
--------------------------------------------------------------------------------
OIL SERVICES -- 1.9%
--------------------------------------------------------------------------------
          130,391  BHP Billiton Limited ORD                             732,418
--------------------------------------------------------------------------------
            7,300  BJ Services Co.(1)                                   297,183
--------------------------------------------------------------------------------
          332,000  CNOOC Ltd. ORD                                       464,035
--------------------------------------------------------------------------------
           36,800  Diamond Offshore Drilling,
                   Inc.                                                 836,832
--------------------------------------------------------------------------------
          114,800  ENI SpA ORD                                        1,854,707
--------------------------------------------------------------------------------
           15,200  ENSCO International Inc.                             456,000
--------------------------------------------------------------------------------
           34,567  Gazprom ADR(1)                                       623,934
--------------------------------------------------------------------------------
           33,150  Global SantaFe Corp.                                 824,772
--------------------------------------------------------------------------------
           34,000  Grant Prideco, Inc.(1)                               474,300
--------------------------------------------------------------------------------
            6,361  Lukoil Holding ADR                                   467,534
--------------------------------------------------------------------------------
           16,100  Nabors Industries Ltd.(1)                            725,788
--------------------------------------------------------------------------------
           82,800  Pride International Inc.(1)                        1,575,684
--------------------------------------------------------------------------------
           68,200  Repsol YPF SA ADR                                  1,073,468
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           65,300  Repsol YPF SA ORD                             $    1,033,456
--------------------------------------------------------------------------------
           13,000  Smith International, Inc.                            531,570
--------------------------------------------------------------------------------
           31,700  Surgutneftegaz ADR                                   653,020
--------------------------------------------------------------------------------
           96,515  Transocean Inc.(1)                                 2,255,555
--------------------------------------------------------------------------------
       78,923,500  Tupras Turkiye Petrol
                   Rafinerileri AS ORD                                  602,005
--------------------------------------------------------------------------------
           19,800  Varco International, Inc.(1)                         428,670
--------------------------------------------------------------------------------
           24,100  Weatherford International
                   Ltd.(1)                                            1,092,935
--------------------------------------------------------------------------------
        1,538,000  Xinao Gas Holdings Ltd.
                   ORD(1)                                               438,806
--------------------------------------------------------------------------------
           11,000  YPF Sociedad Anonima ADR                             271,150
--------------------------------------------------------------------------------
          106,400  YUKOS ORD                                          1,340,640
--------------------------------------------------------------------------------
                                                                     19,054,462
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 1.8%
-------------------------------------------------------------------------------
           80,300  Allstate Corporation                               2,889,996
--------------------------------------------------------------------------------
           36,550  American International
                   Group, Inc.                                        2,115,514
--------------------------------------------------------------------------------
            7,500  Chubb Corp. (The)                                    480,225
--------------------------------------------------------------------------------
            6,100  Everest Re Group, Ltd.                               445,300
--------------------------------------------------------------------------------
           80,550  Fidelity National Financial,
                   Inc.                                               2,502,689
--------------------------------------------------------------------------------
           73,700  First American Financial
                   Corp. (The)                                        1,995,796
--------------------------------------------------------------------------------
           24,800  Hartford Financial Services
                   Group, Inc. (The)                                  1,156,672
--------------------------------------------------------------------------------
           49,139  HCC Insurance Holdings, Inc.                       1,407,832
--------------------------------------------------------------------------------
           20,300  Horace Mann Educators Corp.                          307,545
--------------------------------------------------------------------------------
           48,800  Loews Corp.                                        2,347,280
--------------------------------------------------------------------------------
           67,012  Odyssey Re Holdings Corp.                          1,382,458
--------------------------------------------------------------------------------
            9,200  Old Republic International
                   Corp.                                                315,928
--------------------------------------------------------------------------------
           12,800  Radian Group Inc.                                    515,456
--------------------------------------------------------------------------------
           18,500  Renaissancere Holdings Ltd.
                   ADR                                                  826,950
--------------------------------------------------------------------------------
                                                                     18,689,641
--------------------------------------------------------------------------------
PUBLISHING -- 0.3%
-------------------------------------------------------------------------------
           18,100  Dow Jones & Co., Inc.                                824,455
--------------------------------------------------------------------------------
           14,300  Gannett Co., Inc.                                  1,129,700
--------------------------------------------------------------------------------
            3,700  McGraw-Hill Companies, Inc.
                   (The)                                                233,877
--------------------------------------------------------------------------------
           25,700  R.R. Donnelley & Sons
                   Company                                              641,215
--------------------------------------------------------------------------------
           17,219  VNU N.V. ORD                                         500,620
--------------------------------------------------------------------------------
                                                                      3,329,867
--------------------------------------------------------------------------------
RAILROADS -- 0.3%
--------------------------------------------------------------------------------
           36,890  Abertis Infraestructuras SA
                   ORD                                                  538,654
--------------------------------------------------------------------------------
           26,600  Burlington Northern Santa
                   Fe Corp.                                             784,966
--------------------------------------------------------------------------------
              127  East Japan Railway
                   Company ORD                                          611,728
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          29

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
           23,800  Union Pacific Corp.                           $    1,451,562
--------------------------------------------------------------------------------
                                                                      3,386,910
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
--------------------------------------------------------------------------------
            8,742  Chelsea Property Group Inc.                          363,318
--------------------------------------------------------------------------------
           19,900  Equity Residential                                   526,952
--------------------------------------------------------------------------------
           27,000  IRSA Inversiones y
                   Representaciones SA GDR                              237,870
--------------------------------------------------------------------------------
          258,200  Lalin Property Public
                   Company Limited ORD                                  204,257
--------------------------------------------------------------------------------
            8,864  Pan Pacific Retail Properties,
                   Inc.                                                 348,267
--------------------------------------------------------------------------------
                                                                      1,680,664
--------------------------------------------------------------------------------
RESTAURANTS -- 0.2%
--------------------------------------------------------------------------------
           94,361  McDonald's Corporation                             1,767,382
--------------------------------------------------------------------------------
           10,900  Wendy's International, Inc.                          328,199
--------------------------------------------------------------------------------
                                                                      2,095,581
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.3%
--------------------------------------------------------------------------------
           38,300  Bear Stearns Companies Inc.
                   (The)                                              2,959,441
--------------------------------------------------------------------------------
           53,100  Edwards (A.G.), Inc.                               1,746,990
--------------------------------------------------------------------------------
           11,000  Franklin Resources, Inc.                             411,070
--------------------------------------------------------------------------------
            6,500  Goldman Sachs Group, Inc.
                   (The)                                                529,750
--------------------------------------------------------------------------------
           61,000  John Hancock Financial
                   Services, Inc.                                     1,845,250
--------------------------------------------------------------------------------
           53,000  Merrill Lynch & Co., Inc.                          2,294,900
--------------------------------------------------------------------------------
           41,000  Morgan Stanley                                     1,875,750
--------------------------------------------------------------------------------
           19,000  Schwab (Charles) Corp.                               184,300
--------------------------------------------------------------------------------
           31,500  T. Rowe Price Group Inc.                           1,155,893
--------------------------------------------------------------------------------
                                                                     13,003,344
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 3.0%
--------------------------------------------------------------------------------
           17,551  Altera Corp.(1)                                      340,138
--------------------------------------------------------------------------------
           19,900  Amkor Technology, Inc.(1)                            221,885
--------------------------------------------------------------------------------
           39,200  Applied Materials, Inc.(1)                           610,344
--------------------------------------------------------------------------------
           56,600  Applied Micro Circuits Corp.(1)                      284,415
--------------------------------------------------------------------------------
           60,800  Arrow Electronics, Inc.(1)                         1,035,424
--------------------------------------------------------------------------------
           91,358  Avnet Inc.(1)                                      1,242,469
--------------------------------------------------------------------------------
           43,000  Canon, Inc. ORD                                    1,801,047
--------------------------------------------------------------------------------
          599,000  Compal Electronics Inc. ORD                          688,029
--------------------------------------------------------------------------------
           57,294  Fine DNC Co. Ltd. ORD                              1,042,571
--------------------------------------------------------------------------------
          167,000  Gigabyte Technology Co., Ltd.
                   ORD                                                  284,358
--------------------------------------------------------------------------------
          312,083  Intel Corporation                                  6,506,930
--------------------------------------------------------------------------------
           29,300  Linear Technology Corp.                            1,065,348
--------------------------------------------------------------------------------
           15,100  Marvell Technology Group
                   Ltd.(1)                                              478,217
--------------------------------------------------------------------------------
           24,800  Maxim Integrated Products,
                   Inc.                                                 973,648
--------------------------------------------------------------------------------
           72,000  MediaTek Inc. ORD                                    640,000
--------------------------------------------------------------------------------
           17,000  National Semiconductor
                   Corp.(1)                                             424,320
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           20,000  NVIDIA Corp.(1)                               $      523,700
--------------------------------------------------------------------------------
           40,100  OmniVision Technologies,
                   Inc.(1)                                            1,440,593
--------------------------------------------------------------------------------
           10,900  QUALCOMM Inc.                                        367,385
--------------------------------------------------------------------------------
          247,000  Quanta Computer Inc. ORD                             495,426
--------------------------------------------------------------------------------
            6,290  Samsung Electronics Co.,
                   Ltd. ORD                                           1,685,658
--------------------------------------------------------------------------------
          147,200  Samsung Techwin Co., Ltd.
                   ORD(1)                                               791,398
--------------------------------------------------------------------------------
           36,700  SanDisk Corp.(1)                                   1,334,779
--------------------------------------------------------------------------------
           11,700  Seagate Technology ADR                               177,255
--------------------------------------------------------------------------------
           57,724  STMicroelectronics N.V. New
                   York Shares                                        1,316,684
--------------------------------------------------------------------------------
        1,276,000  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD(1)                      1,970,158
--------------------------------------------------------------------------------
            6,700  Teradyne, Inc.(1)                                    114,905
--------------------------------------------------------------------------------
           47,000  Texas Instruments Inc.                               963,500
--------------------------------------------------------------------------------
          867,000  Via Technologies Inc. ORD                          1,068,424
--------------------------------------------------------------------------------
           34,700  Zoran Corporation(1)                                 711,177
--------------------------------------------------------------------------------
                                                                     30,600,185
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.7%
-------------------------------------------------------------------------------
            7,674  Advance Auto Parts(1)                                456,450
--------------------------------------------------------------------------------
           10,400  Autozone Inc.(1)                                     870,272
--------------------------------------------------------------------------------
           31,200  Barnes & Noble Inc.(1)                               742,560
--------------------------------------------------------------------------------
            5,100  Bed Bath & Beyond Inc.(1)                            213,410
--------------------------------------------------------------------------------
           47,400  Best Buy Co., Inc.(1)                              1,834,380
--------------------------------------------------------------------------------
           64,728  Blockbuster, Inc.                                  1,093,903
--------------------------------------------------------------------------------
           12,300  Claire's Stores Inc.                                 367,893
--------------------------------------------------------------------------------
           81,600  Foschini Limited ORD                                 138,442
--------------------------------------------------------------------------------
          121,482  Hollywood Entertainment
                   Corp.(1)                                           2,036,645
--------------------------------------------------------------------------------
           69,400  Home Depot, Inc.                                   2,254,805
--------------------------------------------------------------------------------
            7,800  Linens 'n Things, Inc.(1)                            179,556
--------------------------------------------------------------------------------
           12,675  Michaels Stores, Inc.(1)                             476,707
--------------------------------------------------------------------------------
           78,400  Movie Gallery, Inc.(1)                             1,462,552
--------------------------------------------------------------------------------
           14,400  O'Reilly Automotive, Inc.(1)                         439,416
--------------------------------------------------------------------------------
          220,900  Officemax Inc.(1)                                  1,217,159
--------------------------------------------------------------------------------
           27,400  Rent-A-Center Inc.(1)                              1,817,579
--------------------------------------------------------------------------------
           18,800  Sharper Image Corporation(1)                         428,264
--------------------------------------------------------------------------------
           14,300  Staples, Inc.(1)                                     277,063
--------------------------------------------------------------------------------
           26,088  Walgreen Co.                                         803,250
--------------------------------------------------------------------------------
                                                                     17,110,306
--------------------------------------------------------------------------------
TELEPHONE -- 1.9%
-------------------------------------------------------------------------------
           66,096  AT&T Corp.                                         1,288,211
--------------------------------------------------------------------------------
          138,300  BellSouth Corp.                                    3,666,333
--------------------------------------------------------------------------------
           15,200  CenturyTel Inc.                                      511,784
--------------------------------------------------------------------------------
            5,100  Commonwealth Telephone
                   Enterprise Inc.(1)                                   213,716
--------------------------------------------------------------------------------
        1,542,500  PT Telekomunikasi Indonesia
                   ORD(1)                                               867,772
--------------------------------------------------------------------------------
          176,966  SBC Communications Inc.                            4,505,553
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
          167,412  Sprint Corporation                            $    2,270,107
--------------------------------------------------------------------------------
          104,600  Tele Norte Leste
                   Participacoes SA ADR                               1,252,062
--------------------------------------------------------------------------------
           43,076  Telefonica SA ORD(1)                                 484,416
--------------------------------------------------------------------------------
          111,162  Verizon Communications                             4,207,482
--------------------------------------------------------------------------------
                                                                     19,267,436
--------------------------------------------------------------------------------
THRIFTS -- 0.2%
--------------------------------------------------------------------------------
           50,050  Washington Mutual, Inc.                            2,041,039
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
--------------------------------------------------------------------------------
           81,100  Altria Group Inc.                                  3,349,430
--------------------------------------------------------------------------------
           18,900  UST Inc.                                             667,359
--------------------------------------------------------------------------------
                                                                      4,016,789
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.4%
--------------------------------------------------------------------------------
           10,200  C.H. Robinson Worldwide,
                   Inc.                                                 379,440
--------------------------------------------------------------------------------
            2,100  FedEx Corp.                                          134,358
--------------------------------------------------------------------------------
           38,710  Heartland Express, Inc.(1)                           912,975
--------------------------------------------------------------------------------
           15,800  Knight Transportation Inc.(1)                        400,372
--------------------------------------------------------------------------------
           25,200  United Parcel Service, Inc.
                   Cl B                                               1,573,236
--------------------------------------------------------------------------------
            7,662  UTI Worldwide Inc.(1)                                244,878
--------------------------------------------------------------------------------
                                                                      3,645,259
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 2.4%
--------------------------------------------------------------------------------
          774,700  Advanced Info Service Public
                   Co. Limited ORD(1)                                   956,420
--------------------------------------------------------------------------------
           27,200  America Movil SA de CV
                   Series L ADR                                         496,672
--------------------------------------------------------------------------------
          139,172  Bharti Televentures ORD(1)                           113,362
--------------------------------------------------------------------------------
        4,038,083  China Telecom Corporation
                   Limited ORD                                          875,081
--------------------------------------------------------------------------------
           89,331  Deutsche Telekom ORD(1)                            1,339,091
--------------------------------------------------------------------------------
           26,500  Empresa Nacional de
                   Telecomunicaciones SA ORD                            139,121
--------------------------------------------------------------------------------
          121,029  France Telecom SA ORD(1)                           2,994,297
--------------------------------------------------------------------------------
              237  KDDI Corp. ORD                                       823,916
--------------------------------------------------------------------------------
          133,600  Koninklijke Royal KPN N.V.
                   ORD(1)                                               932,912
--------------------------------------------------------------------------------
        1,212,240  mmO2 plc ORD(1)                                    1,221,696
--------------------------------------------------------------------------------
           23,000  Mobile Telesystems ADR(1)                          1,237,400
--------------------------------------------------------------------------------
          216,600  Nextel Communications, Inc.(1)                     3,245,750
--------------------------------------------------------------------------------
          138,700  Nortel Networks Corp.(1)                             435,518
--------------------------------------------------------------------------------
              582  NTT DoCoMo, Inc. ORD                               1,223,724
--------------------------------------------------------------------------------
           54,549  Orange SA ORD(1)                                     517,085
--------------------------------------------------------------------------------
           25,600  SK Telecom Co. Ltd. ADR                              459,520
--------------------------------------------------------------------------------
           11,032  Tele2 AB ORD(1)                                      419,711
--------------------------------------------------------------------------------
           33,955  Telkom South Africa Limited
                   ORD(1)                                               138,763
--------------------------------------------------------------------------------
        1,027,400  Total Access Communication
                   Public Company Limited
                   ORD(1)                                               934,934
--------------------------------------------------------------------------------
        6,465,400  TT&T Public Company
                   Limited ORD(1)                                       530,065
--------------------------------------------------------------------------------

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------

       33,874,163  Uralsvyazinform ORD                           $      680,871
--------------------------------------------------------------------------------
           22,318  AO VimpelCom ADR(1)                                1,004,310
--------------------------------------------------------------------------------
           44,000  Vodafone Group plc ADR                               964,040
--------------------------------------------------------------------------------
        1,282,433  Vodafone Group plc ORD                             2,784,518
--------------------------------------------------------------------------------
                                                                     24,468,777
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $578,764,277)                                                 649,771,467
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.7%
APPAREL & TEXTILES -- 0.1%
--------------------------------------------------------------------------------
$         500,000  Supreme International Corp.,
                   12.25%, 4/1/06                                       531,250
--------------------------------------------------------------------------------
BANKS -- 0.8%
--------------------------------------------------------------------------------
          950,000  Amsouth Bank N.A., 4.85%,
                   4/1/13                                             1,000,655
--------------------------------------------------------------------------------
        1,200,000  Bank One Corporation,
                   3.70%, 1/15/08                                     1,253,342
--------------------------------------------------------------------------------
          700,000  Bank One Corporation,
                   4.90%, 4/30/15                                       729,901
--------------------------------------------------------------------------------
        2,200,000  Citigroup Inc., 7.25%,
                   10/1/10                                            2,691,824
--------------------------------------------------------------------------------
          500,000  Deutsche Bank Financial
                   LLC, 5.375%, 3/2/15                                  538,693
--------------------------------------------------------------------------------
        1,500,000  US Bancorp, 2.75%, 3/30/06                         1,533,392
--------------------------------------------------------------------------------
                                                                      7,747,807
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
          325,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      307,125
--------------------------------------------------------------------------------
          500,000  Huntsman ICI Chemicals,
                   13.17%, 12/31/09(4)                                  192,500
--------------------------------------------------------------------------------
          200,000  Rhodia SA, 8.875%, 6/1/11
                   (Acquired 5/20/03, Cost
                   $203,500)(5)                                         202,000
--------------------------------------------------------------------------------
          595,000  United Industries Corp.,
                   Series B, 9.875%, 4/1/09                             634,419
--------------------------------------------------------------------------------
                                                                      1,336,044
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Limited Brands, 6.95%,
                   3/1/33                                               562,793
--------------------------------------------------------------------------------
          275,000  Tommy Hilfiger USA Inc.,
                   6.50%, 6/1/03                                        275,000
--------------------------------------------------------------------------------
                                                                        837,793
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.4%
--------------------------------------------------------------------------------
          275,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       299,750
--------------------------------------------------------------------------------
          500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             533,750
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      137,813
--------------------------------------------------------------------------------
          225,000  Integrated Electric Services,
                   9.375%, 2/1/09                                       229,500
--------------------------------------------------------------------------------
          350,000  KB Home, 9.50%, 2/15/11                              386,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          31

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         250,000  Meritage Corporation,
                   9.75%, 6/1/11                                 $      277,500
--------------------------------------------------------------------------------
          250,000  Nortek Inc., 9.25%, 3/15/07                          258,750
--------------------------------------------------------------------------------
          250,000  Schuler Homes, 10.50%,
                   7/15/11                                              281,250
--------------------------------------------------------------------------------
          275,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       297,000
--------------------------------------------------------------------------------
          500,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     542,500
--------------------------------------------------------------------------------
          250,000  William Lyon Homes,
                   10.75%, 4/1/13                                       260,000
--------------------------------------------------------------------------------
                                                                      3,504,563
--------------------------------------------------------------------------------
CONSUMER DURABLES(3)
--------------------------------------------------------------------------------
          275,000  Sealy Mattress Co., Series B,
                   10.875%, 7/17/03                                     269,500
--------------------------------------------------------------------------------
DEPARTMENT STORES(3)
--------------------------------------------------------------------------------
           30,000  Saks Inc., 7.00%, 7/15/04                             31,275
--------------------------------------------------------------------------------
          400,000  Saks Inc., 8.25%, 11/15/08                           428,000
--------------------------------------------------------------------------------
                                                                        459,275
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.9%
--------------------------------------------------------------------------------
           66,000  iShares GS $ InvesTop
                   Corporate Bond Fund(6)                             7,626,300
--------------------------------------------------------------------------------
        4,905,600  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.961%,
                   1/15/12 (Acquired 5/23/02-
                   1/3/03, Cost $5,138,372)(5)                        5,734,185
--------------------------------------------------------------------------------
        1,892,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.754%,
                   11/15/31 (Acquired
                   4/14/03, Cost $2,184,787)(5)                       2,397,215
--------------------------------------------------------------------------------
        2,860,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $3,022,930)(5)                                     3,566,677
--------------------------------------------------------------------------------
                                                                     19,324,377
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT(3)
--------------------------------------------------------------------------------
          325,000  Flextronics International Ltd.,
                   9.875%, 7/1/10                                       359,125
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          375,000  Calpine Canada Energy
                   Finance, 8.50%, 5/1/08                               262,500
--------------------------------------------------------------------------------
          600,000  Constellation Energy Group
                   Inc., 7.00%, 4/1/12                                  710,370
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,155,872
--------------------------------------------------------------------------------
          550,000  Dominion Resources Inc.,
                   5.00%, 3/15/13                                       577,213
--------------------------------------------------------------------------------
          500,000  Virginia Electric and Power
                   Company, 4.75%, 3/1/13                               525,641
--------------------------------------------------------------------------------
                                                                      3,231,596
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.4%
--------------------------------------------------------------------------------
          325,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      351,813
--------------------------------------------------------------------------------
          500,000  Burlington Resources
                   Finance Co., 6.50%, 12/1/11                          590,630
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         350,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                          $      381,500
--------------------------------------------------------------------------------
          350,000  Nuevo Energy Co., 9.50%,
                   6/1/08                                               368,375
--------------------------------------------------------------------------------
        1,000,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                     1,045,900
--------------------------------------------------------------------------------
          250,000  Williams Cos Inc., 7.875%,
                   9/1/21                                               223,750
--------------------------------------------------------------------------------
          550,000  XTO Energy Inc., 6.25%,
                   4/15/13 (Acquired 5/15/03,
                   Cost $577,500)(5)                                    576,125
--------------------------------------------------------------------------------
                                                                      3,538,093
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.1%
--------------------------------------------------------------------------------
          275,000  Mohegan Tribal Gaming,
                   8.75%, 1/1/09                                        291,500
--------------------------------------------------------------------------------
          325,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                              296,563
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               263,656
--------------------------------------------------------------------------------
          300,000  Six Flags Inc., 9.75%,
                   4/15/13 (Acquired 4/9/03,
                   Cost $300,000)(5)                                    302,250
--------------------------------------------------------------------------------
                                                                      1,153,969
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
          300,000  Allied Waste North America,
                   Inc., Series B, 7.625%,
                   1/1/06                                               309,750
--------------------------------------------------------------------------------
          350,000  Allied Waste North America,
                   Inc., Series B, 10.00%,
                   8/1/09                                               369,688
--------------------------------------------------------------------------------
          325,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13 (Acquired
                   1/21/03, Cost $329,875)(5)                           342,875
--------------------------------------------------------------------------------
          500,000  Newpark Resources,
                   8.625%, 12/15/07                                     505,000
--------------------------------------------------------------------------------
        1,000,000  Waste Management Inc.,
                   7.00%, 10/15/06                                    1,124,729
--------------------------------------------------------------------------------
        1,600,000  Waste Management Inc.,
                   6.375%, 11/15/12                                   1,829,425
--------------------------------------------------------------------------------
                                                                      4,481,467
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
        1,000,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                           1,067,962
--------------------------------------------------------------------------------
        2,200,000  Boeing Capital Corp., VRN,
                   1.74%, 6/26/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with no
                   caps                                               2,200,497
--------------------------------------------------------------------------------
          650,000  Countrywide Home Loans
                   Inc., 4.25%, 12/19/07                                687,916
--------------------------------------------------------------------------------
        1,400,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                    1,447,271
--------------------------------------------------------------------------------
        1,000,000  General Electric Capital
                   Corp., Series A, MTN, 6.00%,
                   6/15/12                                            1,139,785
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
$       1,400,000  General Electric Co., 5.00%,
                   2/1/13                                        $    1,498,098
--------------------------------------------------------------------------------
          550,000  General Motors Acceptance
                   Corp., 5.125%, 5/9/08                                548,662
--------------------------------------------------------------------------------
        1,200,000  General Motors Acceptance
                   Corp., VRN, 3.34%, 6/4/03,
                   resets quarterly off the
                   3-month LIBOR plus 2%
                   with no caps                                       1,202,051
--------------------------------------------------------------------------------
          500,000  Marsh & McLennan
                   Companies Inc., 4.85%,
                   2/15/13                                              528,527
--------------------------------------------------------------------------------
        2,700,000  Susa Partnership L.P.,
                   7.125%, 11/1/03                                    2,760,029
--------------------------------------------------------------------------------
                                                                     13,080,798
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.1%
--------------------------------------------------------------------------------
        1,300,000  Diageo Capital plc, 3.375%,
                   3/20/08                                            1,338,497
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
--------------------------------------------------------------------------------
          700,000  Abitibi-Consolidated Finance
                   L.P., 7.875%, 8/1/09                                 777,000
--------------------------------------------------------------------------------
          275,000  Ainsworth Lumber Co. Ltd.,
                   12.50%, 7/15/07                                      306,625
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12                                       334,250
--------------------------------------------------------------------------------
                                                                      1,417,875
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          150,000  El Paso Corporation,
                   7.875%, 6/15/12 (Acquired
                   5/1/03, Cost $135,000)(5)                            132,000
--------------------------------------------------------------------------------
          700,000  Sempra Energy, 6.00%,
                   2/1/13                                               777,123
--------------------------------------------------------------------------------
                                                                        909,123
--------------------------------------------------------------------------------
GROCERY STORES(3)
--------------------------------------------------------------------------------
           75,000  Delhaize America Inc.,
                   8.125%, 4/15/11                                       82,875
--------------------------------------------------------------------------------
          175,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      185,500
--------------------------------------------------------------------------------
                                                                        268,375
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.3%
--------------------------------------------------------------------------------
        1,400,000  Caterpillar Financial
                   Services Corp., 2.59%,
                   7/15/06                                            1,417,905
--------------------------------------------------------------------------------
        1,300,000  John Deere Capital Corp.,
                   5.10%, 1/15/13                                     1,386,871
--------------------------------------------------------------------------------
                                                                      2,804,776
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          250,000  Central Garden and Pet Co.,
                   9.125%, 2/1/13                                       265,625
--------------------------------------------------------------------------------
        1,000,000  Dial Corp., 7.00%, 8/15/06                         1,135,179
--------------------------------------------------------------------------------
                                                                      1,400,804
--------------------------------------------------------------------------------
HOTELS -- 0.1%
--------------------------------------------------------------------------------
          700,000  MGM Mirage Inc., 6.75%,
                   2/1/08                                               742,000
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         275,000  Starwood Hotels & Resorts
                   Worldwide Inc., 6.75%,
                   11/15/03                                      $      279,813
--------------------------------------------------------------------------------
          275,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               292,875
--------------------------------------------------------------------------------
                                                                      1,314,688
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.1%
--------------------------------------------------------------------------------
        1,100,000  Tyco International Group SA,
                   6.125%, 1/15/09                                    1,119,250
--------------------------------------------------------------------------------
          225,000  Tyco International Group SA,
                   6.375%, 10/15/11                                     226,688
--------------------------------------------------------------------------------
                                                                      1,345,938
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co.,
                   Series B, 10.75%, 7/17/03                            512,500
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Pacifica Papers Inc., 10.00%,
                   3/15/09                                              527,500
--------------------------------------------------------------------------------
INTERNET -- 0.1%
--------------------------------------------------------------------------------
        1,000,000  USA Interactive, 7.00%,
                   1/15/13                                            1,161,457
--------------------------------------------------------------------------------
LEISURE -- 0.3%
--------------------------------------------------------------------------------
          250,000  Alliance Gaming Corp.,
                   10.00%, 8/1/07                                       260,625
--------------------------------------------------------------------------------
          275,000  Ameristar Casinos Inc.,
                   10.75%, 2/15/09                                      306,625
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 13.00%, 8/1/06                                166,250
--------------------------------------------------------------------------------
          275,000  Isle of Capri Casinos, 8.75%,
                   4/15/09                                              288,750
--------------------------------------------------------------------------------
          364,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                      402,220
--------------------------------------------------------------------------------
          475,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               517,750
--------------------------------------------------------------------------------
          250,000  Park Place Entertainment
                   Corporation, 7.00%, 4/15/13
                   (Acquired 4/8/03, Cost
                   $250,000)(5)                                         259,375
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      137,500
--------------------------------------------------------------------------------
          325,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      342,875
--------------------------------------------------------------------------------
          275,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      302,156
--------------------------------------------------------------------------------
                                                                      2,984,126
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
        1,100,000  Monumental Global Funding
                   II, 3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $1,099,978)(5)                        1,146,938
--------------------------------------------------------------------------------
MEDIA -- 1.1%
--------------------------------------------------------------------------------
        1,300,000  AOL Time Warner Inc.,
                   7.625%, 4/15/31                                    1,509,064
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          33

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         450,000  Charter Communications
                   Holdings Capital Corp.,
                   10.75%, 10/1/09                               $      330,750
--------------------------------------------------------------------------------
          550,000  Clear Channel
                   Communications Inc., 4.25%,
                   5/15/09                                              563,231
--------------------------------------------------------------------------------
          300,000  Comcast Cable
                   Communications, 8.125%,
                   5/1/04                                               316,099
--------------------------------------------------------------------------------
        1,100,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                             1,300,683
--------------------------------------------------------------------------------
          500,000  Comcast Cable
                   Communications, 5.50%,
                   3/15/11                                              535,122
--------------------------------------------------------------------------------
        1,400,000  Continental Cablevision,
                   8.30%, 5/15/06                                     1,603,290
--------------------------------------------------------------------------------
          700,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       816,040
--------------------------------------------------------------------------------
          400,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             413,000
--------------------------------------------------------------------------------
          375,000  Dex Media East LLC/Dex
                   Media East Finance Co.,
                   9.875%, 11/15/09                                     425,625
--------------------------------------------------------------------------------
          350,000  Echostar DBS Corp., 9.375%,
                   2/1/09                                               376,688
--------------------------------------------------------------------------------
          500,000  Imax Corp., 7.875%, 12/1/05                          480,000
--------------------------------------------------------------------------------
          300,000  Mediacom LLC, 8.50%,
                   4/15/08                                              303,750
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       599,201
--------------------------------------------------------------------------------
          200,000  Shaw Communications Inc.,
                   8.25%, 4/11/10                                       218,000
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company,
                   5.50%, 12/29/06                                    1,308,578
--------------------------------------------------------------------------------
                                                                     11,099,121
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                      1,171,163
--------------------------------------------------------------------------------
          325,000  Sybron Dental Specialties
                   Inc., 8.125%, 6/15/12                                339,625
--------------------------------------------------------------------------------
                                                                      1,510,788
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES(3)
--------------------------------------------------------------------------------
          350,000  Express Scripts Inc., 9.625%,
                   6/15/09                                              384,125
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  DaimlerChrysler N.A. Holding
                   Corp., 4.75%, 1/15/08                              1,053,451
--------------------------------------------------------------------------------
          900,000  DaimlerChrysler N.A. Holding
                   Corp., 4.05%, 6/4/08(7)                              902,034
--------------------------------------------------------------------------------
          275,000  TRW Automotive Inc.,
                   9.375%, 2/15/13 (Acquired
                   2/6/03, Cost $275,000)(5)                            288,063
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      284,625
--------------------------------------------------------------------------------
                                                                      2,528,173
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MULTI-INDUSTRY(3)
--------------------------------------------------------------------------------
$         425,000  Key Components, Inc.,
                   10.50%, 6/1/08                                $      431,375
--------------------------------------------------------------------------------
OIL REFINING(3)
--------------------------------------------------------------------------------
          200,000  Coastal Corp., 7.50%,
                   8/15/06                                              187,000
--------------------------------------------------------------------------------
OIL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          800,000  Pemex Project Funding
                   Master Trust, 7.375%,
                   12/15/14                                             886,000
--------------------------------------------------------------------------------
          375,000  Pride International Inc.,
                   9.375%, 5/1/07                                       390,000
--------------------------------------------------------------------------------
                                                                      1,276,000
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          850,000  American International
                   Group, 4.25%, 5/15/13
                   (Acquired 5/8/03, Cost
                   $845,759)(5)                                         866,343
--------------------------------------------------------------------------------
PUBLISHING(3)
--------------------------------------------------------------------------------
          275,000  Cadmus Communications
                   Corp., 9.75%, 6/1/09                                 291,500
--------------------------------------------------------------------------------
RESTAURANTS -- 0.2%
--------------------------------------------------------------------------------
          150,000  Friendly Ice Cream, 10.50%,
                   12/1/07                                              153,750
--------------------------------------------------------------------------------
        1,000,000  Tricon Global Restaurants,
                   Inc., 8.875%, 4/15/11                              1,150,000
--------------------------------------------------------------------------------
          275,000  Yum! Brands Inc., 7.65%,
                   5/15/08                                              303,188
--------------------------------------------------------------------------------
                                                                      1,606,938
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.4%
--------------------------------------------------------------------------------
        1,000,000  Credit Suisse First Boston
                   USA Inc., 5.75%, 4/15/07                           1,111,609
--------------------------------------------------------------------------------
          550,000  Goldman Sachs Group Inc.,
                   4.125%, 1/15/08                                      577,874
--------------------------------------------------------------------------------
        1,000,000  Merrill Lynch & Co. Inc.,
                   3.70%, 4/21/08                                     1,031,691
--------------------------------------------------------------------------------
        1,100,000  Morgan Stanley, 4.25%,
                   5/15/10                                            1,142,164
--------------------------------------------------------------------------------
                                                                      3,863,338
--------------------------------------------------------------------------------
SPECIALTY STORES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Autonation, Inc., 9.00%,
                   8/1/08                                               547,500
--------------------------------------------------------------------------------
          350,000  Sonic Automotive Inc.,
                   11.00%, 8/1/08                                       371,000
--------------------------------------------------------------------------------
          400,000  Tuesday Morning Corp.,
                   Series B, 11.00%, 12/15/07                           422,000
--------------------------------------------------------------------------------
                                                                      1,340,500
--------------------------------------------------------------------------------
TELEPHONE -- 0.2%
--------------------------------------------------------------------------------
          149,000  AT&T Broadband Corp.,
                   8.375%, 3/15/13                                      187,747
--------------------------------------------------------------------------------
           15,000  AT&T Corp., 6.00%, 3/15/09                            15,621
--------------------------------------------------------------------------------
           50,000  Qwest Capital Funding Inc.,
                   6.25%, 7/15/05                                        46,625
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         250,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                $      217,500
--------------------------------------------------------------------------------
        1,000,000  Verizon Pennsylvania Inc.,
                   Series A, 5.65%, 11/15/11                          1,113,324
--------------------------------------------------------------------------------
                                                                      1,580,817
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.5%
--------------------------------------------------------------------------------
          450,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                       534,638
--------------------------------------------------------------------------------
          550,000  AT&T Wireless Services Inc.,
                   8.75%, 3/1/31                                        712,150
--------------------------------------------------------------------------------
          650,000  Deutsche Telekom
                   International Finance BV,
                   8.75%, 6/15/30                                       843,944
--------------------------------------------------------------------------------
          150,000  Nextel Communications Inc.,
                   9.75%, 7/17/03                                       154,875
--------------------------------------------------------------------------------
          150,000  Nextel Partners Inc., 0.00%,
                   2/1/04(8)                                            152,625
--------------------------------------------------------------------------------
          250,000  Nextel Partners Inc., 11.00%,
                   3/15/10                                              270,000
--------------------------------------------------------------------------------
        2,000,000  Vodafone Group plc, 5.375%,
                   1/30/15                                            2,162,540
--------------------------------------------------------------------------------
                                                                      4,830,772
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $101,764,178)                                                 108,785,044
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 5.9%

        1,600,000  U.S. Treasury Bonds, 8.875%,
                   8/15/17                                            2,462,750
--------------------------------------------------------------------------------
        2,950,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            3,428,455
--------------------------------------------------------------------------------
       29,800,000  U.S. Treasury Notes, 2.125%,
                   8/31/04                                           30,164,365
--------------------------------------------------------------------------------
        7,200,000  U.S. Treasury Notes, 1.75%,
                   12/31/04                                           7,263,007
--------------------------------------------------------------------------------
        1,000,000  U.S. Treasury Notes, 1.625%,
                   3/31/05                                            1,006,797
--------------------------------------------------------------------------------
        4,500,000  U.S. Treasury Notes, 3.25%,
                   8/15/07                                            4,722,894
--------------------------------------------------------------------------------
        2,300,000  U.S. Treasury Notes, 4.375%,
                   8/15/12                                            2,501,071
--------------------------------------------------------------------------------
        8,100,000  U.S. Treasury Notes, 3.625%,
                   5/15/13                                            8,287,952
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $59,213,417)                                                   59,837,291
--------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(9) -- 5.6%

        4,000,000  FHLMC, 5.00%, settlement
                   date 6/17/03(7)                                    4,137,500
--------------------------------------------------------------------------------
           35,038  FHLMC, 6.50%, 12/1/12                                 36,746
--------------------------------------------------------------------------------
          262,811  FHLMC, 7.00%, 6/1/14                                 280,137
--------------------------------------------------------------------------------
        1,097,374  FHLMC, 6.50%, 6/1/16                               1,148,139
--------------------------------------------------------------------------------
        1,461,000  FHLMC, 6.50%, 6/1/16                               1,528,586
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$          11,011  FHLMC, 8.00%, 6/1/26                          $       11,944
--------------------------------------------------------------------------------
           11,159  FHLMC, 8.00%, 6/1/26                                  12,105
--------------------------------------------------------------------------------
           60,472  FHLMC, 8.00%, 6/1/26                                  65,596
--------------------------------------------------------------------------------
           26,805  FHLMC, 8.00%, 7/1/26                                  29,076
--------------------------------------------------------------------------------
           86,197  FHLMC, 7.00%, 8/1/29                                  90,490
--------------------------------------------------------------------------------
          388,673  FHLMC, 7.50%, 8/1/29                                 413,538
--------------------------------------------------------------------------------
          506,006  FHLMC, 8.00%, 7/1/30                                 544,664
--------------------------------------------------------------------------------
        2,288,687  FHLMC, 6.50%, 6/1/31                               2,381,660
--------------------------------------------------------------------------------
        1,500,000  FNMA, 5.50%, settlement
                   date 6/12/03(7)                                    1,555,782
--------------------------------------------------------------------------------
        6,000,000  FNMA, 6.00%, settlement
                   date 7/14/03(7)                                    6,215,629
--------------------------------------------------------------------------------
          206,690  FNMA, 6.50%, 3/1/12                                  217,643
--------------------------------------------------------------------------------
          218,100  FNMA, 6.50%, 4/1/12                                  229,658
--------------------------------------------------------------------------------
           35,587  FNMA, 6.50%, 4/1/12                                   37,472
--------------------------------------------------------------------------------
            7,598  FNMA, 6.50%, 4/1/12                                    8,001
--------------------------------------------------------------------------------
           99,776  FNMA, 6.50%, 4/1/12                                  105,064
--------------------------------------------------------------------------------
          332,285  FNMA, 6.00%, 12/1/13                                 347,097
--------------------------------------------------------------------------------
          883,999  FNMA, 6.00%, 4/1/14                                  923,404
--------------------------------------------------------------------------------
          437,354  FNMA, 7.50%, 6/1/15                                  469,165
--------------------------------------------------------------------------------
           39,090  FNMA, 7.00%, 5/1/26                                   41,306
--------------------------------------------------------------------------------
           60,356  FNMA, 7.00%, 6/1/26                                   63,777
--------------------------------------------------------------------------------
           91,576  FNMA, 7.50%, 3/1/27                                   97,611
--------------------------------------------------------------------------------
          333,248  FNMA, 6.50%, 4/1/29                                  347,549
--------------------------------------------------------------------------------
        1,655,267  FNMA, 6.00%, 5/1/29                                1,721,721
--------------------------------------------------------------------------------
          354,334  FNMA, 6.50%, 6/1/29                                  369,539
--------------------------------------------------------------------------------
          476,892  FNMA, 6.50%, 6/1/29                                  497,358
--------------------------------------------------------------------------------
          148,061  FNMA, 7.00%, 7/1/29                                  156,214
--------------------------------------------------------------------------------
          230,703  FNMA, 7.00%, 7/1/29                                  243,206
--------------------------------------------------------------------------------
          770,608  FNMA, 6.50%, 8/1/29                                  803,678
--------------------------------------------------------------------------------
          620,863  FNMA, 7.00%, 3/1/30                                  654,511
--------------------------------------------------------------------------------
          238,765  FNMA, 8.00%, 7/1/30                                  258,350
--------------------------------------------------------------------------------
          394,968  FNMA, 7.50%, 9/1/30                                  420,016
--------------------------------------------------------------------------------
        2,210,909  FNMA, 6.50%, 9/1/31                                2,305,653
--------------------------------------------------------------------------------
        2,370,008  FNMA, 7.00%, 9/1/31                                2,497,370
--------------------------------------------------------------------------------
        1,092,144  FNMA, 6.50%, 1/1/32                                1,138,583
--------------------------------------------------------------------------------
        1,624,770  FNMA, 6.00%, 6/1/32                                1,688,906
--------------------------------------------------------------------------------
        3,784,627  FNMA, 7.00%, 6/1/32                                3,988,013
--------------------------------------------------------------------------------
        4,963,287  FNMA, 6.50%, 10/1/32                               5,174,243
--------------------------------------------------------------------------------
        6,914,420  FNMA, 6.00%, 11/1/32                               7,187,638
--------------------------------------------------------------------------------
           27,133  GNMA, 8.75%, 3/15/25                                  30,019
--------------------------------------------------------------------------------
           22,215  GNMA, 9.00%, 4/20/25                                  24,593
--------------------------------------------------------------------------------
           43,931  GNMA, 7.50%, 10/15/25                                 46,938
--------------------------------------------------------------------------------
           42,125  GNMA, 7.50%, 11/15/25                                 45,008
--------------------------------------------------------------------------------
           15,784  GNMA, 6.00%, 4/15/26                                  16,629
--------------------------------------------------------------------------------
           13,513  GNMA, 6.00%, 4/15/26                                  14,237
--------------------------------------------------------------------------------
           68,468  GNMA, 7.50%, 6/15/26                                  73,051
--------------------------------------------------------------------------------
           37,640  GNMA, 7.50%, 11/15/27                                 40,102
--------------------------------------------------------------------------------
          384,017  GNMA, 7.00%, 12/15/27                                405,595
--------------------------------------------------------------------------------
          301,406  GNMA, 7.50%, 12/15/27                                321,124
--------------------------------------------------------------------------------
          130,377  GNMA, 6.50%, 1/15/28                                 136,924
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          35

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         299,604  GNMA, 6.50%, 3/15/28                          $      314,648
--------------------------------------------------------------------------------
          279,994  GNMA, 6.00%, 5/15/28                                 293,997
--------------------------------------------------------------------------------
          181,881  GNMA, 6.00%, 5/15/28                                 190,977
--------------------------------------------------------------------------------
           16,985  GNMA, 6.50%, 5/15/28                                  17,838
--------------------------------------------------------------------------------
           20,080  GNMA, 6.50%, 5/15/28                                  21,088
--------------------------------------------------------------------------------
           47,599  GNMA, 6.50%, 5/15/28                                  49,989
--------------------------------------------------------------------------------
          263,109  GNMA, 6.00%, 7/15/28                                 276,267
--------------------------------------------------------------------------------
          355,740  GNMA, 6.00%, 8/15/28                                 373,531
--------------------------------------------------------------------------------
        1,210,731  GNMA, 7.00%, 5/15/31                               1,276,122
--------------------------------------------------------------------------------
        2,928,590  GNMA, 5.50%, 11/15/32                              3,065,830
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $55,630,380)                                                   57,478,845
--------------------------------------------------------------------------------
COMMERCIAL PAPER(10) -- 3.7%

        2,000,000  Aegon Funding Corp., 1.23%,
                   6/20/03                                            1,998,516
--------------------------------------------------------------------------------
        2,100,000  American Family Financial
                   Services, Inc., 1.19%,
                   7/10/03                                            2,097,010
--------------------------------------------------------------------------------
        2,000,000  Amstel Funding Corp., 1.28%,
                   6/5/03                                             1,999,574
--------------------------------------------------------------------------------
        2,000,000  Amstel Funding Corp., 1.27%,
                   7/25/03                                            1,996,158
--------------------------------------------------------------------------------
        1,990,000  Archer-Daniels-Midland Co.,
                   1.22%, 6/3/03                                      1,989,717
--------------------------------------------------------------------------------
        2,000,000  Archer-Daniels-Midland Co.,
                   1.25%, 7/1/03                                      1,997,762
--------------------------------------------------------------------------------
          250,000  Crown Point Capital Co.,
                   1.27%, 6/27/03                                       249,754
--------------------------------------------------------------------------------
        2,100,000  Crown Point Capital Co.,
                   1.26%, 7/10/03                                     2,097,010
--------------------------------------------------------------------------------
        2,400,000  Dakota Notes of the Citibank,
                   1.25%, 7/3/03                                      2,397,151
--------------------------------------------------------------------------------
        1,500,000  Danske Corporation, 1.25%,
                   6/11/03                                            1,499,360
--------------------------------------------------------------------------------
        2,000,000  Falcon Asset Securitization
                   Corp., 1.25%, 7/15/03                              1,996,818
--------------------------------------------------------------------------------
        2,000,000  Lexington Parker Capital,
                   1.28%, 6/19/03                                     1,998,584
--------------------------------------------------------------------------------
        2,500,000  Newcastle Certificates,
                   1.28%, 6/27/03                                     2,497,543
--------------------------------------------------------------------------------
        3,000,000  Old Line Funding Corp.,
                   1.25%, 6/9/03                                      2,998,931
--------------------------------------------------------------------------------
        2,700,000  Spintab-Swedmortgage AB,
                   1.24%, 7/24/03                                     2,694,902
--------------------------------------------------------------------------------
        2,100,000  Tannehill Capital Co. LLC,
                   1.22%, 9/18/03                                     2,092,075
--------------------------------------------------------------------------------
        2,600,000  Thunder Bay Funding Inc.,
                   1.25%, 6/18/03                                     2,598,250
--------------------------------------------------------------------------------
        2,100,000  Verizon Network Funding
                   Corp., 1.15%, 6/13/03                              2,098,954
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $37,300,913)                                                   37,298,069
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(9) -- 2.2%

$         528,083  Chase Mortgage Finance
                   Corporation, Series 2001 S3,
                   Class A1 SEQ, 6.50%,
                   7/25/16                                       $      541,087
--------------------------------------------------------------------------------
       22,641,916  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.20%,
                   6/1/03(11)                                         1,087,537
--------------------------------------------------------------------------------
        1,900,000  Commercial Mortgage
                   Acceptance Corporation,
                   Series 1999 C1, Class A2
                   SEQ, 7.03%, 6/15/31                                2,267,869
--------------------------------------------------------------------------------
          950,000  Commercial Mortgage Asset
                   Trust, Series 1999 C1,
                   Class A2 SEQ, 6.59%,
                   1/17/32                                            1,095,532
--------------------------------------------------------------------------------
        2,161,949  FHLMC REMIC, Class HA,
                   4.50%, 4/15/32                                     2,210,887
--------------------------------------------------------------------------------
        1,316,121  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1
                   SEQ, 5.20%, 8/15/33                                1,394,015
--------------------------------------------------------------------------------
        2,250,000  First Union National Bank
                   Commercial Mortgage,
                   Series 2002 C1, Class A2
                   SEQ, 6.14%, 2/12/34                                2,602,421
--------------------------------------------------------------------------------
        1,920,141  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%,
                   6/25/31                                            1,973,092
--------------------------------------------------------------------------------
        2,169,431  FNMA, Series 2002-97,
                   Class EL SEQ, 5.00%,
                   7/25/22                                            2,252,414
--------------------------------------------------------------------------------
       21,912,826  GMAC Commercial Mortgage
                   Securities Inc. STRIPS -
                   INTEREST, Series 1999 C1,
                   Class X, VRN, 0.84%,
                   6/1/03(11)                                           712,167
--------------------------------------------------------------------------------
        1,760,335  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                    1,852,183
--------------------------------------------------------------------------------
        1,700,000  J.P. Morgan Chase
                   Commercial Mortgage
                   Securities Corp., Series
                   2002 FL1A,
                   Class A2, VRN,
                   1.75%, 6/16/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with no
                   caps (Acquired 4/3/02,
                   Cost
                   $1,700,000)(5)(11)                                 1,700,335
--------------------------------------------------------------------------------
          237,442  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                  254,565
--------------------------------------------------------------------------------
          257,935  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       277,408
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$       1,900,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2003 C4, Class A2 SEQ,
                   4.57%, 4/15/35                                $    2,006,938
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED  MORTGAGE OBLIGATIONS
(Cost $21,646,368)                                                   22,228,450
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 1.6%

        8,300,000  Bundesschatzanweisungen,
                   3.00%, 12/10/04                                    9,906,099
--------------------------------------------------------------------------------
        2,000,000  Province of Ontario, 3.50%,
                   9/17/07                                            2,096,210
--------------------------------------------------------------------------------
        2,000,000  Province of Ontario, 3.125%,
                   5/2/08                                             2,053,300
--------------------------------------------------------------------------------
        1,350,000  Province of Quebec, 7.50%,
                   9/15/29                                            1,852,415
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS  & AGENCIES
(Cost $14,471,923)                                                   15,908,024
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(9) -- 0.8%

          496,598  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ,
                   7.02%, 12/12/05                                      507,089
--------------------------------------------------------------------------------
           20,224  Countrywide Asset-Backed
                   Certificates, Series 2001-1,
                   Class AF3, 6.10%, 8/25/26                             20,207
--------------------------------------------------------------------------------
        2,600,000  CPL Transition Funding LLC,
                   Series 2002-1, Class A4 SEQ,
                   5.96%, 7/15/15                                     2,996,548
--------------------------------------------------------------------------------
          800,000  Ford Credit Auto Owner Trust,
                   4.79%, 11/15/06                                      837,838
--------------------------------------------------------------------------------
          260,168  Long Beach Asset Holdings
                   Corporation, Series 2002-2,
                   Class SC, 8.50%, 7/25/32
                   (Acquired 6/6/02, Cost
                   $259,401)(5)                                         260,491
--------------------------------------------------------------------------------
          213,142  Onyx Automobile Receivables,
                   Series 2002 A, 13.61%,
                   10/20/08                                             212,098
--------------------------------------------------------------------------------
        1,200,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                      1,346,090
--------------------------------------------------------------------------------
        2,000,000  Residential Funding
                   Mortgage Securities II,
                   Series 2002 HS2, Class A4
                   SEQ, 5.24%, 3/25/17                                2,036,604
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $7,687,715)                                                     8,216,965
--------------------------------------------------------------------------------

Principal Amount/Shares                                                 Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 0.7%

$       1,250,000  FHLB, 1.34%, 4/5/04                           $    1,235,363
--------------------------------------------------------------------------------
        2,595,000  FHLB, 1.25%, 4/28/04                               2,596,746
--------------------------------------------------------------------------------
        2,200,000  FHLMC, 5.125%, 7/15/12                             2,467,312
--------------------------------------------------------------------------------
        1,300,000  FHLMC STRIPS - COUPON,
                   1.25%, 11/15/03                                    1,291,462
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $7,428,364)                                                     7,590,883
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.4%

        2,300,000  Canadian Imperial Bank of
                   Commerce, 1.31%, 7/10/03                           2,300,198
--------------------------------------------------------------------------------
        2,000,000  UBS AG, 1.24%, 3/22/04                             2,001,426
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $4,299,798)                                                     4,301,624
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.4%

BANKS -- 0.1%
--------------------------------------------------------------------------------
        8,900,000  Banco Itau SA ORD                                    604,753
--------------------------------------------------------------------------------
CLOTHING STORES(3)
--------------------------------------------------------------------------------
        1,983,000  Companhia de Tecidos do
                   Norte de Minas - Coteminas
                   ORD                                                  134,744
--------------------------------------------------------------------------------
DEPARTMENT STORES(3)
--------------------------------------------------------------------------------
       31,100,000  Lojas Americanas SA ORD                              119,195
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.2%
--------------------------------------------------------------------------------
           52,300  Companhia de Bebidas das
                   Americas ADR                                       1,046,000
--------------------------------------------------------------------------------
          138,628  Embotelladora Andina SA
                   ORD                                                  187,059
--------------------------------------------------------------------------------
          911,000  Sadia SA ORD                                         417,764
--------------------------------------------------------------------------------
                                                                      1,650,823
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER(3)
--------------------------------------------------------------------------------
           18,500  Aracruz Celulose SA ADR                              367,780
--------------------------------------------------------------------------------
GAS & WATER UTILITIES(3)
--------------------------------------------------------------------------------
       14,000,000  Companhia de Gas de Sao
                   Paulo ORD(1)                                         283,140
--------------------------------------------------------------------------------
        8,000,000  Sibirtelecom ORD                                     150,400
--------------------------------------------------------------------------------
                                                                        433,540
--------------------------------------------------------------------------------
MINING & METALS -- 0.1%
--------------------------------------------------------------------------------
       18,200,000  Companhia Siderurgica de
                   Tubarao ORD                                          274,203
--------------------------------------------------------------------------------
          108,000  Usinas Siderurgicas de
                   Minas Gerais SA Cl A ORD(1)                          392,596
--------------------------------------------------------------------------------
                                                                        666,799
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          37

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS(3)
--------------------------------------------------------------------------------
      315,000,000  Tele Celular Sul
                   Participacoes SA ORD                        $        276,251
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $3,360,279)                                                     4,253,885
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.2%

$       2,600,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   1.47%, 6/4/03 (LOC:
                   Keybank N.A.)
(Cost $2,600,000)                                                     2,600,000
--------------------------------------------------------------------------------

                                                                         Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS --
SEGREGATED FOR FUTURES** -- 0.9%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated
5/30/03, due 6/2/03 (Delivery value
$9,404,815)
(Cost $9,403,875)                                                $    9,403,875
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.3%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated
5/30/03, due 6/2/03 (Delivery value
$33,599,485)(12)
(Cost $33,596,125)                                                   33,596,125
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $937,167,612)                                              $1,021,270,547
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

     Contracts to Sell      Settlement Date         Value       Unrealized Gain
--------------------------------------------------------------------------------
       5,289,410 ZAR            6/18/03            $651,766         $1,546
                                                ================================
(Value on Settlement Date $653,312)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

EQUITY FUTURES CONTRACTS**

                                            Underlying Face
      Purchased         Expiration Date     Amount at Value     Unrealized Gain
--------------------------------------------------------------------------------
  39  S&P 500 Futures      June 2003          $9,403,875            $753,126
                                         =======================================

**EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

ORD = Foreign Ordinary Share

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity, unless otherwise noted. Rate shown is effective May 31, 2003.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

ZAR = South African Rand

(1)  Non-income producing.

(2)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(3)  Category is less than 0.05% of total investment securities.

(4)  Security is a zero-coupon bond. The yield to maturity at purchase is indicated. Zero coupon securities are issued at a substantial discount from their value at maturity.

(5)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2003, was $17,774,872, which represented 1.8% of net assets.

(6)  Security is an exchange-traded bond fund. Quantity indicated
     reflects the number of shares owned.

(7)  When-issued security or forward commitment.

(8)  Step-coupon security. These securities become interest bearing at a predetermined rate and future date and  are issued at a substantial discount from their value  at maturity.

(9)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(10) The yield to maturity at purchase is indicated.

(11) Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(12) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

See Notes to Financial Statements.

                                                                          -----
                                                                          39

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                              ----------------------
                                              AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                                   1 YEAR      5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                     -5.19%       2.60%       6.78%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX                      -8.06%      -1.08%       7.45%(1)       --
--------------------------------------------------------------------------------
LEHMAN U.S. AGGREGATE INDEX        11.58%       7.77%       7.78%(1)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY BILL INDEX     1.35%       3.78%       4.20%(1)       --
--------------------------------------------------------------------------------
Institutional Class                -4.98%         --       -6.64%        8/1/00
--------------------------------------------------------------------------------
Advisor Class                      -5.43%       2.32%       6.03%        10/2/96
--------------------------------------------------------------------------------
C Class*                           -6.16%         --       -4.47%       11/27/01
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

                                                                     (continued)

-----

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made February 15, 1996*

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
----------------------------------------------------------------------------------------------------------------------
                                     1996*      1997       1998       1999      2000       2001      2002       2003
----------------------------------------------------------------------------------------------------------------------
Investor Class                       4.60%     10.55%     22.62%      5.32%    29.16%     -5.55%    -6.64%     -5.19%
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                        5.09%     29.41%     30.69%     21.03%    10.48%    -10.55%   -13.85%     -8.06%
----------------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Index         -1.45%      8.32%     10.91%      4.35%     2.11%     13.12%     8.10%     11.58%
----------------------------------------------------------------------------------------------------------------------
90-Day U.S. Treasury Bill Index      1.25%      5.17%      5.16%      4.62%     5.26%      5.45%     2.28%      1.35%
----------------------------------------------------------------------------------------------------------------------

*From 2/15/96, the Investor Class's inception date. Index data from 2/29/96, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          41

Strategic Allocation: Aggressive - Portfolio Commentary

By Jeff Tyler and Brian Howell, portfolio managers

Strategic Allocation: Aggressive returned 5.15% during the six months ended May
31.* The portfolio generally allocates holdings over the long term with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash equivalents.
Those weightings drifted with the performance of stocks, bonds, and cash, but we rebalanced to reset the portfolio near its neutral asset mix.

ASSET ALLOCATION
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                              % OF FUND
                                                             INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks & Equity Futures                                    54.2%
--------------------------------------------------------------------------------
Foreign Stocks                                                  23.0%
--------------------------------------------------------------------------------
U.S. Bonds                                                      17.0%
--------------------------------------------------------------------------------
Money Market Securities                                          4.6%
--------------------------------------------------------------------------------
Foreign Bonds                                                    1.2%
--------------------------------------------------------------------------------

         As shown in Strategic Allocation: Aggressive's schedule of investments
(starting on page 44), the portfolio was broadly diversified. At the end of the period, the portfolio's stock holdings were distributed across 57 different industries, while the bond portion of the portfolio held more than one hundred fixed-income securities, and cash holdings were invested in several different types of money market securities. Indeed, the portfolio held 854 different securities at the end of the period. In addition, the portfolio's top five stock holdings were spread across a diverse group of businesses. Because the portfolio maintains broad exposure to stocks (both domestic and international), bonds, and cash, a review of the financial markets helps explain the portfolio's return.

U.S. stocks, as measured by the S&P 500 Index, advanced during the period. The
S&P 500 rebounded after hitting a low point in March, and the subsequent rally was big enough to offset the earlier declines. As a result, the index was up
3.87% for the period. Other stock market indices also posted positive returns, with the S&P SmallCap 600 Index up 6.35% and the S&P MidCap 400 Index up 6.44%.
In that environment, many of Strategic Allocation: Aggressive's stock holdings performed well.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND'S              % OF
                                        U.S. STOCKS              FUND
--------------------------------------------------------------------------------
Microsoft Corporation                      2.1%                  1.1%
--------------------------------------------------------------------------------
Pfizer, Inc.                               1.8%                  1.0%
--------------------------------------------------------------------------------
Citigroup Inc.                             1.7%                  0.9%
--------------------------------------------------------------------------------
Coventry Health Care Inc.                  1.5%                  0.8%
--------------------------------------------------------------------------------
Intel Corporation                          1.4%                  0.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

-----

Strategic Allocation: Aggressive - Portfolio Commentary

International stocks, which can be measured by the MSCI EAFE(reg.tm) Index, returned 3.30%, performing in line with the S&P 500. Meanwhile, the MSCI EMF
Index(SM), an emerging markets index, performed better, advancing 6.22%.
Strategic Allocation: Aggressive's international equity holdings, which accounted for 23.0% of the portfolio as of May 31, were invested primarily in
Europe, with smaller positions in Asia, Latin America, and Africa.

U.S. bonds (as measured by the Lehman U.S. Aggregate Index) rallied, posting a
6.29% return. High-yield corporate bonds, as measured by the CSFB High Yield
Index II, performed even better, returning 15.37%. As bonds advanced, many of
Strategic Allocation: Aggressive's bond holdings performed well. At the end of the period, the vast majority of the portfolio's bond holdings were invested in corporate, mortgage-backed, and U.S. Treasury securities, while fixed-income securities made up 18.2% of the portfolio. Low interest rates meant that short-term liquid investments (as measured by the 90-Day U.S. Treasury Bill
Index) returned only 0.57% during the period. Strategic Allocation: Aggressive's money market holdings at the end of the period totaled 4.6% of the portfolio.
This was higher than the portfolio's neutral cash weight of 2% because we were holding some extra cash on May 31 to pay for other securities that we recently purchased.

Summing up the period, Strategic Allocation Aggressive's positive return can be attributed to gains in the portfolio's stock, bond, and cash holdings. Going forward, we will continue to maintain the portfolio's broad diversification.

FUND'S U.S. BONDS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND'S
                                                             U.S. BONDS
--------------------------------------------------------------------------------
Corporate Securities                                            50.1%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                      20.2%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                        16.4%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              5.7%
--------------------------------------------------------------------------------
Asset-Backed Securities                                          4.8%
--------------------------------------------------------------------------------
Other                                                            2.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                          FOREIGN                % OF
                                          STOCKS                 FUND
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                        1.9%                  0.4%
--------------------------------------------------------------------------------
Novartis AG ORD                            1.7%                  0.4%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                        1.6%                  0.4%
--------------------------------------------------------------------------------
France Telecom SA ORD                      1.6%                  0.4%
--------------------------------------------------------------------------------
Vodafone Group plc ORD                     1.5%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                                             % OF FUND'S
                                                               FOREIGN
                                                               STOCKS
--------------------------------------------------------------------------------
Europe                                                          48.6%
--------------------------------------------------------------------------------
Asia/Pacific                                                    32.5%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                       16.3%
--------------------------------------------------------------------------------
Africa                                                           2.6%
--------------------------------------------------------------------------------

                                                                          -----
                                                                          43

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 76.4%

AIRLINES -- 0.1%
--------------------------------------------------------------------------------
            6,000  Ryanair Holdings plc ADR(1)                     $    248,790
--------------------------------------------------------------------------------
            8,300  Southwest Airlines Co.                               133,381
--------------------------------------------------------------------------------
                                                                        382,171
--------------------------------------------------------------------------------
ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
           10,900  Anheuser-Busch Companies,
                   Inc.                                                 573,667
--------------------------------------------------------------------------------
            2,000  Constellation Brands, Inc.(1)                         55,140
--------------------------------------------------------------------------------
                                                                        628,807
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.3%
--------------------------------------------------------------------------------
            9,400  Jones Apparel Group, Inc.(1)                         275,984
--------------------------------------------------------------------------------
            7,900  Liz Claiborne, Inc.                                  267,731
--------------------------------------------------------------------------------
            6,923  Puma AG Rudolf Dassler Sport
                   ORD                                                  741,848
--------------------------------------------------------------------------------
            8,600  VF Corp.                                             327,402
--------------------------------------------------------------------------------
                                                                      1,612,965
--------------------------------------------------------------------------------
BANKS -- 6.8%
--------------------------------------------------------------------------------
          157,000  ABSA Group Limited ORD                               670,580
--------------------------------------------------------------------------------
           22,753  Alliance & Leicester plc ORD                         310,960
--------------------------------------------------------------------------------
           51,216  Allied Irish Banks plc ORD                           764,723
--------------------------------------------------------------------------------
           25,700  Australia & New Zealand
                   Banking Group Ltd. ORD                               311,044
--------------------------------------------------------------------------------
        9,300,000  Banco de Chile ORD                                   311,111
--------------------------------------------------------------------------------
           30,900  Banco Popolare di Verona e
                   Novara Scrl ORD                                      463,561
--------------------------------------------------------------------------------
           10,100  Banco Popular Espanol SA
                   ORD                                                  535,196
--------------------------------------------------------------------------------
          136,100  Bank Hapoalim Ltd. ORD(1)                            291,090
--------------------------------------------------------------------------------
          119,500  Bank Leumi Le-Israel ORD(1)                          188,427
--------------------------------------------------------------------------------
           41,500  Bank of America Corp.                              3,079,300
--------------------------------------------------------------------------------
          455,800  Bank of Ayudhya Public
                   Company Limited ORD(1)                                93,968
--------------------------------------------------------------------------------
           60,100  Bank of Ireland ORD                                  727,523
--------------------------------------------------------------------------------
           15,300  Bank One Corp.                                       571,608
--------------------------------------------------------------------------------
           19,274  BNP Paribas SA ORD                                   955,506
--------------------------------------------------------------------------------
          109,632  Citigroup Inc.                                     4,497,105
--------------------------------------------------------------------------------
            1,806  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                               153,119
--------------------------------------------------------------------------------
      231,000,000  Finansbank AS ORD(1)                                 155,186
--------------------------------------------------------------------------------
            7,100  First Tennessee National Corp.                       331,996
--------------------------------------------------------------------------------
            5,500  First Virginia Banks, Inc.                           236,500
--------------------------------------------------------------------------------
           12,800  Fleet Boston Financial Corp.                         378,496
--------------------------------------------------------------------------------
           35,200  ForeningsSparbanken AB ORD                           497,085
--------------------------------------------------------------------------------
           63,000  Grupo Financiero Banorte SA
                   de CV Cl O ORD                                       183,254
--------------------------------------------------------------------------------
          315,000  Grupo Financiero BBVA
                   Bancomer, SA de CV ORD(1)                            274,484
--------------------------------------------------------------------------------
          131,097  HBOS plc ORD                                       1,529,580
--------------------------------------------------------------------------------
            3,193  HSBC Holdings plc ADR                                189,249
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

          219,000  IntesaBci SpA ORD                               $    701,443
--------------------------------------------------------------------------------
           12,300  KeyCorp                                              324,720
--------------------------------------------------------------------------------
           15,300  Marshall & Ilsley Corp.                              459,000
--------------------------------------------------------------------------------
           14,700  National City Corp.                                  497,154
--------------------------------------------------------------------------------
           33,277  OTP Bank Rt. ORD                                     377,308
--------------------------------------------------------------------------------
           23,500  PNC Financial Services Group                       1,157,375
--------------------------------------------------------------------------------
           44,550  Royal Bank of Scotland Group
                   plc ORD                                            1,157,115
--------------------------------------------------------------------------------
            1,898  Sberbank RF ORD                                      503,919
--------------------------------------------------------------------------------
           18,800  Societe Generale Cl A ORD                          1,155,600
--------------------------------------------------------------------------------
           16,800  SunTrust Banks, Inc.                                 996,240
--------------------------------------------------------------------------------
           44,885  U.S. Bancorp                                       1,063,775
--------------------------------------------------------------------------------
           14,000  UCBH Holdings Inc.                                   363,370
--------------------------------------------------------------------------------
           57,100  Unibanco-Uniao de Bancos
                   Brasileiros SA ADR                                 1,014,096
--------------------------------------------------------------------------------
          339,100  UniCredito Italiano ORD                            1,553,305
--------------------------------------------------------------------------------
           12,100  UnionBanCal Corporation                              511,225
--------------------------------------------------------------------------------
           36,180  W Holding Company, Inc.                              591,543
--------------------------------------------------------------------------------
           44,100  Wachovia Corp.                                     1,771,938
--------------------------------------------------------------------------------
            5,700  Wells Fargo & Co.                                    275,310
--------------------------------------------------------------------------------
           46,600  Westpac Banking Corporation
                   ORD                                                  496,120
--------------------------------------------------------------------------------
                                                                     32,671,207
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.6%
--------------------------------------------------------------------------------
           16,916  Amgen Inc.(1)                                      1,095,734
--------------------------------------------------------------------------------
           13,300  Gilead Sciences, Inc.(1)                             701,509
--------------------------------------------------------------------------------
           84,000  QLT Inc.(1)                                        1,131,899
--------------------------------------------------------------------------------
                                                                      2,929,142
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
--------------------------------------------------------------------------------
            8,200  3M Co.                                             1,037,053
--------------------------------------------------------------------------------
           14,600  Air Products & Chemicals, Inc.                       636,414
--------------------------------------------------------------------------------
           12,800  Cytec Industries Inc.(1)                             423,680
--------------------------------------------------------------------------------
            2,800  Dow Chemical Co.                                      89,040
--------------------------------------------------------------------------------
            6,500  du Pont (E.I.) de Nemours &
                   Co.                                                  273,910
--------------------------------------------------------------------------------
            6,800  Ecolab Inc.                                          365,500
--------------------------------------------------------------------------------
           32,770  LG Petrochemical Co. Ltd. ORD                        544,811
--------------------------------------------------------------------------------
           35,416  Makhteshim-Agan Industries
                   Ltd. ORD                                              97,908
--------------------------------------------------------------------------------
            2,900  Methanex Corp. ADR                                    29,754
--------------------------------------------------------------------------------
            2,300  Minerals Technologies Inc.                           115,460
--------------------------------------------------------------------------------
            6,500  PPG Industries, Inc.                                 316,095
--------------------------------------------------------------------------------
            9,100  Rohm and Haas Co.                                    295,113
--------------------------------------------------------------------------------
           18,212  Sherwin-Williams Co.                                 498,645
--------------------------------------------------------------------------------
          652,000  Sinopec Shanghai
                   Petrochemical Company
                   Limited Cl H ORD                                     118,720
--------------------------------------------------------------------------------
           93,400  Sociedad Quimica y Minera de
                   Chile SA ORD                                         250,747
--------------------------------------------------------------------------------
          269,900  Unipetrol AS ORD(1)                                  509,092
--------------------------------------------------------------------------------
                                                                      5,601,942
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.4%
--------------------------------------------------------------------------------
           86,400  Gap, Inc. (The)                                 $  1,468,800
--------------------------------------------------------------------------------
           14,395  Hot Topic, Inc.(1)                                   383,843
--------------------------------------------------------------------------------
           20,800  Limited Brands                                       317,408
--------------------------------------------------------------------------------
                                                                      2,170,051
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.6%
--------------------------------------------------------------------------------
          157,500  Cisco Systems Inc.(1)                              2,563,312
--------------------------------------------------------------------------------
           38,900  Dell Computer Corp.(1)                             1,218,154
--------------------------------------------------------------------------------
          109,500  EMC Corporation(1)                                 1,184,790
--------------------------------------------------------------------------------
           40,268  Hewlett-Packard Co.                                  785,226
--------------------------------------------------------------------------------
            2,400  Lexmark International, Inc.(1)                       178,560
--------------------------------------------------------------------------------
           32,700  Research In Motion Ltd.(1)                           621,137
--------------------------------------------------------------------------------
            2,269  Storage Technology Corp.(1)                           61,263
--------------------------------------------------------------------------------
           40,630  Sun Microsystems, Inc.(1)                            176,131
--------------------------------------------------------------------------------
           46,900  Western Digital Corp.(1)                             587,188
--------------------------------------------------------------------------------
           49,700  Xerox Corp.(1)                                       543,221
--------------------------------------------------------------------------------
                                                                      7,918,982
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.4%
--------------------------------------------------------------------------------
           75,700  Amdocs Ltd.(1)                                     1,476,907
--------------------------------------------------------------------------------
           10,800  Autodesk, Inc.                                       161,244
--------------------------------------------------------------------------------
           15,300  BMC Software Inc.(1)                                 259,488
--------------------------------------------------------------------------------
           17,800  Cadence Design Systems, Inc.(1)                      247,420
--------------------------------------------------------------------------------
           19,400  Computer Associates
                   International, Inc.                                  420,398
--------------------------------------------------------------------------------
            1,700  Electronic Arts Inc.(1)                              116,518
--------------------------------------------------------------------------------
              400  Intuit Inc.(1)                                        18,442
--------------------------------------------------------------------------------
            7,646  Kronos Inc.(1)                                       373,851
--------------------------------------------------------------------------------
          224,988  Microsoft Corporation(2)                           5,535,830
--------------------------------------------------------------------------------
           73,800  Oracle Corp.(1)                                      960,138
--------------------------------------------------------------------------------
           33,100  SAP AG ADR                                           942,688
--------------------------------------------------------------------------------
            5,900  SAP AG ORD                                           663,143
--------------------------------------------------------------------------------
           34,000  Softbank SA ORD(1)                                   177,593
--------------------------------------------------------------------------------
            6,800  Synopsys, Inc.(1)                                    416,534
--------------------------------------------------------------------------------
            9,700  Take-Two Interactive Software,
                   Inc.(1)                                              244,828
--------------------------------------------------------------------------------
                                                                     12,015,022
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 1.1%
--------------------------------------------------------------------------------
           19,300  Cemex SA ADR                                         428,074
--------------------------------------------------------------------------------
           12,600  Centex Corp.                                         978,138
--------------------------------------------------------------------------------
           87,000  Consorcio ARA, SA de CV
                   ORD(1)                                               166,124
--------------------------------------------------------------------------------
          160,000  Corporacion GEO, SA de CV,
                   Series B ORD(1)                                      465,252
--------------------------------------------------------------------------------
           14,760  Daelim Industrial Co., Ltd. ORD                      275,911
--------------------------------------------------------------------------------
          702,602  Empresas ICA Sociedad
                   Controladora SA de CV ORD(1)                         165,486
--------------------------------------------------------------------------------
            3,300  Fluor Corp.                                          117,117
--------------------------------------------------------------------------------
           17,600  Grupo Dragados SA ORD                                353,774
--------------------------------------------------------------------------------
           17,599  Grupo Ferrovial SA ORD                               482,655
--------------------------------------------------------------------------------
            9,088  KB Home                                              568,000
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           28,900  Martin Marietta Materials, Inc.                 $    988,668
--------------------------------------------------------------------------------
            6,800  Masco Corp.                                          167,280
--------------------------------------------------------------------------------
              100  NVR, Inc.(1)                                          40,775
--------------------------------------------------------------------------------
           38,000  Orascom Construction
                   Industries ORD(1)                                    290,136
--------------------------------------------------------------------------------
                                                                      5,487,390
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.4%
--------------------------------------------------------------------------------
              500  Carlisle Companies, Inc.                              22,535
--------------------------------------------------------------------------------
            4,900  Harman International
                   Industries Inc.                                      363,580
--------------------------------------------------------------------------------
            7,700  Herman Miller, Inc.                                  148,957
--------------------------------------------------------------------------------
           24,529  Koninklijke Royal Philips
                   Electronics N.V. New York
                   Shares                                               482,240
--------------------------------------------------------------------------------
           28,000  Sharp Corp. ORD                                      308,440
--------------------------------------------------------------------------------
           13,700  Whirlpool Corp.                                      779,529
--------------------------------------------------------------------------------
                                                                      2,105,281
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 1.1%
--------------------------------------------------------------------------------
           11,100  Boeing Co.                                           340,437
--------------------------------------------------------------------------------
           12,000  Flir Systems Inc.(1)                                 342,480
--------------------------------------------------------------------------------
           33,900  Honeywell International Inc.                         888,180
--------------------------------------------------------------------------------
            6,800  L-3 Communications Holdings,
                    Inc.(1)                                             294,780
--------------------------------------------------------------------------------
           19,700  Lockheed Martin Corp.                                914,474
--------------------------------------------------------------------------------
           15,100  Northrop Grumman Corp.                             1,328,045
--------------------------------------------------------------------------------
            1,272  Precision Castparts Corp.                             37,206
--------------------------------------------------------------------------------
           21,400  Raytheon Company                                     685,656
--------------------------------------------------------------------------------
           23,600  Rockwell Collins                                     542,328
--------------------------------------------------------------------------------
                                                                      5,373,586
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.4%
--------------------------------------------------------------------------------
          106,200  Controladora Comercial
                   Mexicana SA de CV ORD                                 71,026
--------------------------------------------------------------------------------
           12,000  Costco Companies, Inc.(1)                            444,540
--------------------------------------------------------------------------------
           38,800  Federated Department Stores,
                   Inc.(1)                                            1,261,000
--------------------------------------------------------------------------------
           32,500  J.C. Penney Company, Inc.                            562,900
--------------------------------------------------------------------------------
           44,813  Marks & Spencer Group plc
                   ORD                                                  210,024
--------------------------------------------------------------------------------
           19,800  May Department Stores Co.
                   (The)                                                429,462
--------------------------------------------------------------------------------
            5,776  Metro AG ORD                                         180,377
--------------------------------------------------------------------------------
            1,027  Saks Incorporated(1)                                   9,633
--------------------------------------------------------------------------------
           14,100  Sears, Roebuck & Co.                                 422,718
--------------------------------------------------------------------------------
            4,100  Target Corp.                                         150,183
--------------------------------------------------------------------------------
          221,762  Wal-Mart de Mexico SA de CV
                   Series V ORD                                         630,013
--------------------------------------------------------------------------------
           47,700  Wal-Mart Stores, Inc.                              2,509,497
--------------------------------------------------------------------------------
                                                                      6,881,373
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.5%
--------------------------------------------------------------------------------
            7,600  iShares Russell 2000 Index
                   Fund                                                 668,800
--------------------------------------------------------------------------------
            6,600  iShares S&P 500 Index Fund                           639,606
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          45

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

           42,400  Nasdaq 100-Index Tracking
                   Stock(1)                                        $  1,260,552
--------------------------------------------------------------------------------
           36,300  Standard and Poor's 500
                   Depositary Receipt                                 3,519,285
--------------------------------------------------------------------------------
           14,800  Standard and Poor's MidCap
                   400 Depositary Receipt                             1,289,524
--------------------------------------------------------------------------------
                                                                      7,377,767
--------------------------------------------------------------------------------
DRUGS -- 5.9%
--------------------------------------------------------------------------------
           28,000  Abbott Laboratories                                1,247,400
--------------------------------------------------------------------------------
           39,000  Andrx Corp.(1)                                       749,970
--------------------------------------------------------------------------------
           16,800  AstraZeneca plc ORD                                  680,821
--------------------------------------------------------------------------------
            8,000  Aventis SA ORD                                       418,077
--------------------------------------------------------------------------------
           30,189  Biovail Corporation(1)                             1,408,015
--------------------------------------------------------------------------------
           40,800  Bristol-Myers Squibb Co.                           1,044,480
--------------------------------------------------------------------------------
       66,940,400  Eczacibasi Ilac Sanayi ve
                   Ticaret AS ORD(1)                                    201,430
--------------------------------------------------------------------------------
           17,192  Elan Corp. plc ADR(1)                                105,215
--------------------------------------------------------------------------------
           10,800  Eli Lilly and Company                                645,516
--------------------------------------------------------------------------------
           19,600  Endo Pharmaceuticals
                   Holdings Inc.(1)                                     310,170
--------------------------------------------------------------------------------
            8,325  Gedeon Richter Rt. ORD                               621,415
--------------------------------------------------------------------------------
           27,478  GlaxoSmithKline plc ADR                            1,099,395
--------------------------------------------------------------------------------
            5,400  IDEXX Laboratories, Inc.(1)                          193,050
--------------------------------------------------------------------------------
           66,600  Johnson & Johnson                                  3,619,710
--------------------------------------------------------------------------------
           56,400  Merck & Co., Inc.                                  3,134,712
--------------------------------------------------------------------------------
           49,879  Novartis AG ORD                                    1,959,765
--------------------------------------------------------------------------------
           23,000  Olympus Optical Co., Ltd. ORD                        435,435
--------------------------------------------------------------------------------
            1,500  Perrigo Co.                                           21,893
--------------------------------------------------------------------------------
          151,967  Pfizer, Inc.(2)                                    4,714,016
--------------------------------------------------------------------------------
            2,200  Pharmaceutical Resources Inc.(1)                      90,288
--------------------------------------------------------------------------------
        2,103,000  PT Kalbe Farma Tbk ORD(1)                            139,188
--------------------------------------------------------------------------------
           16,863  Roche Holding AG ORD                               1,288,768
--------------------------------------------------------------------------------
            7,493  Sanofi-Synthelabo SA ORD                             479,551
--------------------------------------------------------------------------------
           12,200  Schering-Plough Corp.                                225,090
--------------------------------------------------------------------------------
            3,900  Sigma-Aldrich Corp.                                  203,990
--------------------------------------------------------------------------------
           31,800  Smith & Nephew plc ORD                               192,809
--------------------------------------------------------------------------------
            6,000  Takeda Chemical Industries,
                   Ltd. ORD                                             235,728
--------------------------------------------------------------------------------
           43,301  Teva Pharmaceutical Industries
                   Ltd. ADR                                           2,194,495
--------------------------------------------------------------------------------
            1,031  Watson Pharmaceuticals, Inc.(1)                       38,168
--------------------------------------------------------------------------------
           14,100  Wyeth                                                618,285
--------------------------------------------------------------------------------
                                                                     28,316,845
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
            9,200  ADTRAN, Inc.(1)                                      444,406
--------------------------------------------------------------------------------
           46,557  Alcatel SA ORD(1)                                    427,073
--------------------------------------------------------------------------------
            7,300  Amphenol Corp. Cl A(1)                               344,925
--------------------------------------------------------------------------------
            2,720  Anixter International Inc.(1)                         65,062
--------------------------------------------------------------------------------
           12,800  AVX Corporation                                      154,240
--------------------------------------------------------------------------------
           94,723  Bharat Heavy Electricals
                   Limited ORD                                          517,028
--------------------------------------------------------------------------------
           34,500  CIENA Corporation(1)                                 199,238
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           21,354  Dover Corp.                                     $    647,240
--------------------------------------------------------------------------------
           15,200  Garmin Ltd.(1)                                       733,324
--------------------------------------------------------------------------------
        4,680,000  Group Sense International Ltd.
                   ORD(1)                                               189,035
--------------------------------------------------------------------------------
           14,700  Jabil Circuit, Inc.(1)                               308,553
--------------------------------------------------------------------------------
           62,500  JDS Uniphase Corp.(1)                                242,188
--------------------------------------------------------------------------------
            2,400  Keyence Corp. ORD                                    423,003
--------------------------------------------------------------------------------
           29,600  Kodicom Co. Ltd. ORD                                 228,182
--------------------------------------------------------------------------------
           23,100  Kumho Electric Inc. ORD                              548,362
--------------------------------------------------------------------------------
           16,000  Littelfuse, Inc.(1)                                  344,480
--------------------------------------------------------------------------------
            5,100  Motorola, Inc.                                        43,452
--------------------------------------------------------------------------------
           36,043  Nokia Corp. Cl A ADR                                 650,216
--------------------------------------------------------------------------------
           19,700  Plantronics, Inc.(1)                                 424,141
--------------------------------------------------------------------------------
           35,100  Sanmina-SCI Corp.(1)                                 200,948
--------------------------------------------------------------------------------
            2,700  Schneider SA ORD                                     123,583
--------------------------------------------------------------------------------
           45,200  Scientific-Atlanta, Inc.                             889,987
--------------------------------------------------------------------------------
           86,571  Taesan LCD Co. Ltd. ORD                              544,201
--------------------------------------------------------------------------------
          268,100  Telefonaktiebolaget LM
                   Ericsson CI B ORD(1)                                 276,606
--------------------------------------------------------------------------------
           41,000  United Heavy Machinery
                   Uralmash-Izhora Group ORD(1)                         283,925
--------------------------------------------------------------------------------
           37,900  UTStarcom Inc.(1)                                  1,124,303
--------------------------------------------------------------------------------
                                                                     10,377,701
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 1.1%
--------------------------------------------------------------------------------
           24,800  Ameren Corp.                                       1,128,400
--------------------------------------------------------------------------------
           15,900  American Electric Power                              461,736
--------------------------------------------------------------------------------
            9,400  Cinergy Corp.                                        356,636
--------------------------------------------------------------------------------
            7,900  DTE Energy Company                                   342,307
--------------------------------------------------------------------------------
           31,700  Edison International(1)                              516,076
--------------------------------------------------------------------------------
            9,600  Entergy Corp.                                        496,224
--------------------------------------------------------------------------------
           25,500  Exelon Corporation                                 1,461,150
--------------------------------------------------------------------------------
            4,300  FPL Group, Inc.                                      285,821
--------------------------------------------------------------------------------
            7,100  Wisconsin Energy Corp.                               197,735
--------------------------------------------------------------------------------
                                                                      5,246,085
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.7%
--------------------------------------------------------------------------------
            4,200  Amerada Hess Corp.                                   205,800
--------------------------------------------------------------------------------
           12,385  Apache Corp.                                         816,419
--------------------------------------------------------------------------------
           23,200  BP plc ADR                                           971,848
--------------------------------------------------------------------------------
           19,200  ChevronTexaco Corp.                                1,362,048
--------------------------------------------------------------------------------
           11,691  ConocoPhillips                                       630,963
--------------------------------------------------------------------------------
           14,200  EnCana Corp. ORD                                     520,272
--------------------------------------------------------------------------------
            7,900  Evergreen Resources, Inc.(1)                         420,754
--------------------------------------------------------------------------------
          101,195  Exxon Mobil Corp.                                  3,683,499
--------------------------------------------------------------------------------
            9,000  Newfield Exploration Company(1)                      337,140
--------------------------------------------------------------------------------
           13,600  Occidental Petroleum Corp.                           458,864
--------------------------------------------------------------------------------
           51,200  Petroleo Brasileiro SA -
                   Petrobras ADR                                        980,480
--------------------------------------------------------------------------------
           39,049  Royal Dutch Petroleum Co.
                   New York Shares                                    1,778,682
--------------------------------------------------------------------------------
            9,300  Stone Energy Corporation(1)                          380,370
--------------------------------------------------------------------------------
           13,730  Tom Brown, Inc.(1)                                   388,559
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

           22,266  XTO Energy Inc.                                 $    477,828
--------------------------------------------------------------------------------
                                                                     13,413,526
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.3%
--------------------------------------------------------------------------------
            6,000  Regal Entertainment Group                            133,380
--------------------------------------------------------------------------------
           34,122  Viacom, Inc. Cl B(1)                               1,553,233
--------------------------------------------------------------------------------
                                                                      1,686,613
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.2%
--------------------------------------------------------------------------------
           43,000  Waste Management, Inc.                             1,095,210
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.7%
--------------------------------------------------------------------------------
           30,900  3i Group plc ORD                                     297,739
--------------------------------------------------------------------------------
           54,800  American Express Co.                               2,282,968
--------------------------------------------------------------------------------
           18,600  Block (H & R), Inc.                                  761,484
--------------------------------------------------------------------------------
           15,900  Capital One Financial Corp.                          765,903
--------------------------------------------------------------------------------
          218,000  CIMB BHD ORD(1)                                      143,421
--------------------------------------------------------------------------------
           26,800  Credit Suisse Group ORD                              726,052
--------------------------------------------------------------------------------
           11,154  Deutsche Bank AG ORD(1)                              654,093
--------------------------------------------------------------------------------
           16,200  Deutsche Boerse AG ORD                               853,665
--------------------------------------------------------------------------------
           23,000  Fannie Mae                                         1,702,000
--------------------------------------------------------------------------------
           55,800  Freddie Mac                                        3,337,398
--------------------------------------------------------------------------------
            6,600  FTI Consulting, Inc.(1)                              242,286
--------------------------------------------------------------------------------
          116,305  General Electric Co.                               3,337,954
--------------------------------------------------------------------------------
      102,000,000  Global Menkul Degerler ORD(1)                         79,948
--------------------------------------------------------------------------------
           19,100  Hilb, Rogal & Hamilton Co.                           668,118
--------------------------------------------------------------------------------
           20,200  ICAP plc ORD                                         350,878
--------------------------------------------------------------------------------
           24,000  ING Groep N.V. ORD                                   387,178
--------------------------------------------------------------------------------
            1,600  MBIA Inc.                                             80,080
--------------------------------------------------------------------------------
            9,200  MGIC Investment Corp.                                496,984
--------------------------------------------------------------------------------
            2,800  SLM Corporation                                      336,000
--------------------------------------------------------------------------------
              700  Student Loan Corp. (The)                              83,370
--------------------------------------------------------------------------------
            8,447  UBS AG ORD                                           456,384
--------------------------------------------------------------------------------
                                                                     18,043,903
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.7%
--------------------------------------------------------------------------------
           46,000  Ajinomoto Co. Inc. ORD                               457,784
--------------------------------------------------------------------------------
           29,500  Altadis, SA ORD                                      838,569
--------------------------------------------------------------------------------
           23,100  British American Tobacco
                   Malaysia Berhad ORD                                  238,599
--------------------------------------------------------------------------------
           21,800  Campbell Soup Company                                543,910
--------------------------------------------------------------------------------
           10,800  Coca-Cola Company (The)                              492,156
--------------------------------------------------------------------------------
           16,197  Coca-Cola Enterprises Inc.                           303,694
--------------------------------------------------------------------------------
           24,364  ConAgra Foods, Inc.                                  591,314
--------------------------------------------------------------------------------
           15,300  Dean Foods Co.(1)                                    699,975
--------------------------------------------------------------------------------
           22,586  Gallaher Group plc ORD                               227,437
--------------------------------------------------------------------------------
            3,700  Groupe Danone ORD                                    509,326
--------------------------------------------------------------------------------
           12,000  H.J. Heinz Company                                   396,840
--------------------------------------------------------------------------------
           31,000  Hain Celestial Group, Inc. (The)(1)                  537,230
--------------------------------------------------------------------------------
            7,300  Interstate Bakeries Corp.                             94,754
--------------------------------------------------------------------------------
            8,800  Kellogg Co.                                          309,760
--------------------------------------------------------------------------------
           10,100  Kraft Foods Inc.                                     327,240
--------------------------------------------------------------------------------
           11,600  McCormick & Company,
                   Incorporated                                         312,040
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

            2,960  Nestle SA ORD                                   $    621,935
--------------------------------------------------------------------------------
            2,900  Pepsi Bottling Group Inc.                             59,131
--------------------------------------------------------------------------------
           28,800  PepsiCo, Inc.                                      1,272,959
--------------------------------------------------------------------------------
           31,500  Performance Food Group Co.(1)                      1,138,724
--------------------------------------------------------------------------------
            9,130  Quilmes Industrial SA ADR(1)                         109,104
--------------------------------------------------------------------------------
           50,272  Reckitt Benckiser plc ORD                            979,507
--------------------------------------------------------------------------------
           11,600  Sara Lee Corp.                                       211,352
--------------------------------------------------------------------------------
           12,500  Souza Cruz SA ORD                                     85,565
--------------------------------------------------------------------------------
           13,138  Unilever N.V. ORD                                    768,891
--------------------------------------------------------------------------------
            4,300  Unilever N.V. New York Shares                        251,550
--------------------------------------------------------------------------------
           11,700  United Natural Foods Inc.(1)                         325,553
--------------------------------------------------------------------------------
            7,200  Wrigley (Wm.) Jr. Company                            406,800
--------------------------------------------------------------------------------
                                                                     13,111,699
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.3%
--------------------------------------------------------------------------------
           63,500  Apasco SA de CV ORD                                  446,106
--------------------------------------------------------------------------------
           20,707  CRH plc ORD                                          323,082
--------------------------------------------------------------------------------
           16,000  Empresas CMPC SA ORD                                 165,296
--------------------------------------------------------------------------------
          351,200  Tipco Asphalt Public Company
                   Limited ORD(1)                                       175,116
--------------------------------------------------------------------------------
            2,200  United Stationers Inc.(1)                             67,111
--------------------------------------------------------------------------------
                                                                      1,176,711
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 1.2%
--------------------------------------------------------------------------------
           23,700  AGL Resources Inc.                                   619,280
--------------------------------------------------------------------------------
          834,000  Beijing Datang Power
                   Generation Company Ltd. ORD                          363,606
--------------------------------------------------------------------------------
          542,000  China Gas Holdings Limited
                   ORD(1)                                                50,735
--------------------------------------------------------------------------------
        7,460,000  Companhia de Saneamento
                   Basico do Estado de Sao
                   Paulo ORD                                            268,136
--------------------------------------------------------------------------------
          109,400  Czeske Energeticke Zavody AS
                   ORD                                                  465,898
--------------------------------------------------------------------------------
            9,215  E.On AG ORD                                          475,171
--------------------------------------------------------------------------------
           21,000  Gas Natural SDG SA ORD                               428,546
--------------------------------------------------------------------------------
          460,000  Huaneng Power International,
                   Inc. ORD                                             477,781
--------------------------------------------------------------------------------
           12,100  NiSource Inc.                                        237,281
--------------------------------------------------------------------------------
           21,300  ONEOK, Inc.                                          433,881
--------------------------------------------------------------------------------
          114,778  Snam Rete Gas SpA ORD                                444,666
--------------------------------------------------------------------------------
          235,973  VolgaTelecom ORD(1)                                  438,320
--------------------------------------------------------------------------------
        3,008,000  Wah Sang Gas Holdings
                   Limited ORD                                          316,284
--------------------------------------------------------------------------------
           18,100  WGL Holdings Inc.                                    502,456
--------------------------------------------------------------------------------
                                                                      5,522,041
--------------------------------------------------------------------------------
GOLD -- 0.2%
--------------------------------------------------------------------------------
           12,389  Anglo American plc ORD                               191,853
--------------------------------------------------------------------------------
           52,600  Gold Fields Limited ORD                              586,253
--------------------------------------------------------------------------------
                                                                        778,106
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
-------------------------------------------------------------------
           13,600  Kroger Co. (The)(1)                                  218,280
--------------------------------------------------------------------------------
            4,500  Whole Foods Market, Inc.(1)                          245,700
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          47

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

           42,800  Winn-Dixie Stores, Inc.                         $    605,192
--------------------------------------------------------------------------------
                                                                      1,069,172
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
            2,000  Cooper Industries, Ltd.                               79,780
--------------------------------------------------------------------------------
            3,600  Crane Co.                                             75,168
--------------------------------------------------------------------------------
           20,300  Emerson Electric Co.                               1,061,690
--------------------------------------------------------------------------------
            1,243  United Technologies Corp.                             84,835
--------------------------------------------------------------------------------
                                                                      1,301,473
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.5%
--------------------------------------------------------------------------------
            3,500  Caterpillar Inc.                                     182,525
--------------------------------------------------------------------------------
           21,580  Daewoo Shipbuilding & Marine
                   Engineering Co. Ltd. ORD(1)                          187,419
--------------------------------------------------------------------------------
            2,800  Deere & Co.                                          122,276
--------------------------------------------------------------------------------
           12,800  Fanuc Ltd. ORD                                       579,016
--------------------------------------------------------------------------------
           58,900  Larsen & Toubro Ltd. ORD                             278,904
--------------------------------------------------------------------------------
          127,000  Samsung Heavy Industries
                   ORD                                                  544,136
--------------------------------------------------------------------------------
          112,000  Toshiba Corp. ORD                                    340,574
--------------------------------------------------------------------------------
                                                                      2,234,850
--------------------------------------------------------------------------------
HOME PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
            1,200  Clorox Company                                        53,592
--------------------------------------------------------------------------------
            8,300  Colgate-Palmolive Co.                                494,846
--------------------------------------------------------------------------------
           15,500  Estee Lauder Companies, Inc.
                   Cl A                                                 516,460
--------------------------------------------------------------------------------
            7,700  Gillette Company                                     258,797
--------------------------------------------------------------------------------
            5,200  International Flavors &
                   Fragrances Inc.                                      163,228
--------------------------------------------------------------------------------
           29,500  Kimberly-Clark Corp.                               1,531,935
--------------------------------------------------------------------------------
           33,100  Procter & Gamble Co. (The)                         3,039,242
--------------------------------------------------------------------------------
                                                                      6,058,100
--------------------------------------------------------------------------------
HOTELS -- 0.2%
--------------------------------------------------------------------------------
           21,086  Accor SA ORD                                         793,561
--------------------------------------------------------------------------------
            5,900  Harrah's Entertainment, Inc.(1)                      236,531
--------------------------------------------------------------------------------
                                                                      1,030,092
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.9%
--------------------------------------------------------------------------------
           49,700  AAPICO Hitech Public
                   Company Limited ORD(1)                                50,040
--------------------------------------------------------------------------------
            6,700  Black & Decker Corporation                           290,177
--------------------------------------------------------------------------------
            5,800  Compagnie Generale des
                   Etablissements Michelin ORD                          211,723
--------------------------------------------------------------------------------
           21,000  Energizer Holdings, Inc.(1)                          667,380
--------------------------------------------------------------------------------
            7,600  Illinois Tool Works Inc.                             471,580
--------------------------------------------------------------------------------
            7,200  Ingersoll-Rand Company                               315,360
--------------------------------------------------------------------------------
            7,800  Lennox International Inc.                            111,774
--------------------------------------------------------------------------------
           22,165  Pall Corp.                                           481,424
--------------------------------------------------------------------------------
            5,600  Parker-Hannifin Corp.                                226,408
--------------------------------------------------------------------------------
            5,700  Snap-on Incorporated                                 173,337
--------------------------------------------------------------------------------
            3,238  Tenaris SA ADR(1)                                     75,445
--------------------------------------------------------------------------------
           53,847  Tyco International Ltd.                              953,092
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           16,415  York International Corp.                        $    424,984
--------------------------------------------------------------------------------
                                                                      4,452,724
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
           12,951  Adecco SA ORD                                        484,927
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 3.0%
--------------------------------------------------------------------------------
            3,600  ADVO, Inc.(1)                                        147,420
--------------------------------------------------------------------------------
           27,000  Apollo Group Inc. Cl A(1)                          1,574,910
--------------------------------------------------------------------------------
           63,600  BAA plc ORD                                          508,600
--------------------------------------------------------------------------------
           11,300  Career Education Corp.(1)                            694,103
--------------------------------------------------------------------------------
            7,200  Checkfree Corp.(1)                                   176,328
--------------------------------------------------------------------------------
           12,695  CJ Home Shopping ORD                                 684,627
--------------------------------------------------------------------------------
           43,800  Computer Sciences Corp.(1)                         1,738,860
--------------------------------------------------------------------------------
           15,200  Corinthian Colleges, Inc.(1)                         715,008
--------------------------------------------------------------------------------
           24,500  Electronic Data Systems Corp.                        493,675
--------------------------------------------------------------------------------
           15,500  First Data Corporation                               642,010
--------------------------------------------------------------------------------
           32,600  International Business
                   Machines Corp.                                     2,870,104
--------------------------------------------------------------------------------
            4,269  NHN Corporation ORD                                  459,032
--------------------------------------------------------------------------------
           27,500  Paychex, Inc.                                        839,713
--------------------------------------------------------------------------------
            4,700  Publicis Groupe ORD                                  123,142
--------------------------------------------------------------------------------
           95,000  Ranhill Berhad ORD                                   110,000
--------------------------------------------------------------------------------
           62,616  Rentokil Initial plc ORD                             184,696
--------------------------------------------------------------------------------
           28,700  SINA.Com ADR(1)                                      463,218
--------------------------------------------------------------------------------
           65,253  T-Online International AG ORD(1)                     610,867
--------------------------------------------------------------------------------
            7,836  Valassis Communications, Inc.(1)                     210,005
--------------------------------------------------------------------------------
           22,477  Viad Corporation                                     455,384
--------------------------------------------------------------------------------
           59,623  Wanadoo ORD(1)                                       450,040
--------------------------------------------------------------------------------
               28  Yahoo Japan Corporation ORD(1)                       342,450
--------------------------------------------------------------------------------
                                                                     14,494,192
--------------------------------------------------------------------------------
INTERNET -- 0.7%
--------------------------------------------------------------------------------
           10,400  eBay Inc.(1)                                       1,058,616
--------------------------------------------------------------------------------
           20,600  United Online, Inc.(1)                               443,106
--------------------------------------------------------------------------------
           30,000  USA Interactive(1)                                 1,154,850
--------------------------------------------------------------------------------
           19,400  Yahoo! Inc.(1)                                       578,799
--------------------------------------------------------------------------------
                                                                      3,235,371
--------------------------------------------------------------------------------
LEISURE -- 0.3%
--------------------------------------------------------------------------------
           18,500  Eastman Kodak Co.                                    566,840
--------------------------------------------------------------------------------
           14,940  GTECH Holdings Corp.(1)                              524,992
--------------------------------------------------------------------------------
            5,300  Marvel Enterprises, Inc.(1)                          118,455
--------------------------------------------------------------------------------
            3,300  Mattel, Inc.                                          70,983
--------------------------------------------------------------------------------
                                                                      1,281,270
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.7%
--------------------------------------------------------------------------------
           10,278  CIGNA Corp.                                          576,596
--------------------------------------------------------------------------------
           17,000  Lincoln National Corp.                               591,600
--------------------------------------------------------------------------------
           13,100  MetLife, Inc.                                        366,407
--------------------------------------------------------------------------------
           26,700  Principal Financial Group                            847,992
--------------------------------------------------------------------------------
           28,100  Protective Life Corp.                                774,998
--------------------------------------------------------------------------------
            8,500  Torchmark Corp.                                      328,270
--------------------------------------------------------------------------------
                                                                      3,485,863
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

MEDIA -- 1.5%
--------------------------------------------------------------------------------
           63,151  AOL Time Warner Inc.(1)                         $    961,158
--------------------------------------------------------------------------------
           23,200  British Sky Broadcasting plc
                   ORD(1)                                               252,058
--------------------------------------------------------------------------------
            4,600  Clear Channel
                   Communications, Inc.(1)                              187,220
--------------------------------------------------------------------------------
           32,009  Comcast Corporation(1)                               961,070
--------------------------------------------------------------------------------
           54,700  EchoStar Communications
                   Corp. Cl A(1)                                      1,837,100
--------------------------------------------------------------------------------
           14,400  Fox Entertainment Group, Inc.
                   Cl A(1)                                              404,784
--------------------------------------------------------------------------------
            9,800  Getty Images Inc.(1)                                 395,920
--------------------------------------------------------------------------------
            5,900  Grupo Televisa SA GDR(1)                             182,015
--------------------------------------------------------------------------------
           14,419  Hearst-Argyle Television, Inc.(1)                    358,312
--------------------------------------------------------------------------------
           34,961  News Corporation Limited ORD                         265,340
--------------------------------------------------------------------------------
          133,300  TV Azteca SA de CV ADR                               817,129
--------------------------------------------------------------------------------
           77,684  WPP Group plc ORD                                    623,774
--------------------------------------------------------------------------------
           28,400  XM Satellite Radio Holdings
                   Inc.(1)                                              321,488
--------------------------------------------------------------------------------
                                                                      7,567,368
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.7%
--------------------------------------------------------------------------------
            5,800  Alcon, Inc.                                          246,500
--------------------------------------------------------------------------------
            1,500  Bard (C.R.), Inc.                                    105,225
--------------------------------------------------------------------------------
           24,100  Baxter International, Inc.                           610,694
--------------------------------------------------------------------------------
           16,700  Beckman Coulter Inc.                                 678,855
--------------------------------------------------------------------------------
           28,200  Becton Dickinson & Co.                             1,128,000
--------------------------------------------------------------------------------
           46,500  Boston Scientific Corp.(1)                         2,422,651
--------------------------------------------------------------------------------
           45,124  Cooper Companies, Inc. (The)                       1,557,680
--------------------------------------------------------------------------------
           21,400  Fisher Scientific International(1)                   678,166
--------------------------------------------------------------------------------
            5,844  Gen-Probe Incorporated(1)                            225,841
--------------------------------------------------------------------------------
            5,453  Guidant Corporation(1)                               230,553
--------------------------------------------------------------------------------
            7,200  Hoya Corp. ORD                                       453,562
--------------------------------------------------------------------------------
           34,400  Inamed Corp.(1)                                    1,769,880
--------------------------------------------------------------------------------
            2,900  Invitrogen Corp.(1)                                  113,289
--------------------------------------------------------------------------------
           29,300  Medtronic, Inc.                                    1,427,789
--------------------------------------------------------------------------------
            5,300  Mettler-Toledo International,
                   Inc. ADR(1)                                          189,899
--------------------------------------------------------------------------------
            9,300  Patterson Dental Co.(1)                              408,735
--------------------------------------------------------------------------------
            9,500  St. Jude Medical, Inc.(1)                            532,950
--------------------------------------------------------------------------------
              700  Steris Corp.(1)                                       15,785
--------------------------------------------------------------------------------
            6,500  Varian Medical Systems, Inc.(1)                      362,375
--------------------------------------------------------------------------------
                                                                     13,158,429
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 3.2%
--------------------------------------------------------------------------------
           12,000  AdvancePCS(1)                                        398,640
--------------------------------------------------------------------------------
           50,000  AETNA Inc.                                         2,871,000
--------------------------------------------------------------------------------
           20,593  Anthem, Inc.(1)                                    1,510,497
--------------------------------------------------------------------------------
            7,600  Cardinal Health, Inc.                                438,596
--------------------------------------------------------------------------------
           36,700  Caremark Rx Inc.(1)                                  828,686
--------------------------------------------------------------------------------
           89,300  Coventry Health Care Inc.(1)                       3,898,837
--------------------------------------------------------------------------------
            5,200  Fresenius Medical Care AG
                   ORD                                                  251,911
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

            8,600  HCA Inc.                                        $    283,800
--------------------------------------------------------------------------------
           13,900  Health Net Inc.(1)                                   420,753
--------------------------------------------------------------------------------
           13,400  Humana Inc.(1)                                       174,066
--------------------------------------------------------------------------------
            5,500  Laboratory Corporation of
                   America Holdings(1)                                  176,825
--------------------------------------------------------------------------------
            6,800  McKesson Corp.                                       206,176
--------------------------------------------------------------------------------
            3,852  Oxford Health Plans, Inc.(1)                         142,640
--------------------------------------------------------------------------------
           22,400  Tenet Healthcare Corp.(1)                            373,856
--------------------------------------------------------------------------------
            9,700  UnitedHealth Group
                   Incorporated                                         930,618
--------------------------------------------------------------------------------
           35,380  Wellpoint Health Networks
                   Inc.(1)                                            3,019,329
--------------------------------------------------------------------------------
                                                                     15,926,230
--------------------------------------------------------------------------------
MINING & METALS -- 0.8%
--------------------------------------------------------------------------------
           20,000  Alcoa Inc.                                           492,200
--------------------------------------------------------------------------------
            7,900  Anglo American Platinum Corp.
                   Limited ORD                                          266,105
--------------------------------------------------------------------------------
           12,700  Arch Coal Inc.                                       287,147
--------------------------------------------------------------------------------
            2,900  Ball Corp.                                           143,608
--------------------------------------------------------------------------------
            4,100  Cherepovets MK Severstal                             268,550
--------------------------------------------------------------------------------
            4,800  Compania de Minas
                   Buenaventura SAu ADR                                 141,360
--------------------------------------------------------------------------------
            9,173  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                      201,347
--------------------------------------------------------------------------------
            5,800  Grupo Imsa SA de CV ADR                               73,080
--------------------------------------------------------------------------------
          138,882  Kumba Resources Limited ORD                          556,904
--------------------------------------------------------------------------------
           16,492  Massey Energy Co.                                    231,218
--------------------------------------------------------------------------------
            6,200  Nucor Corp.                                          295,368
--------------------------------------------------------------------------------
            7,800  Peabody Energy Corp.                                 256,230
--------------------------------------------------------------------------------
            1,449  POSCO ORD                                            128,840
--------------------------------------------------------------------------------
           60,300  PT International Nickel
                   Indonesia Tbk ORD                                     50,794
--------------------------------------------------------------------------------
           29,100  Rio Tinto plc ORD                                    570,327
--------------------------------------------------------------------------------
                                                                      3,963,078
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.0%
--------------------------------------------------------------------------------
            3,953  Bayerische Motoren Werke
                   (BMW) AG ORD                                         136,713
--------------------------------------------------------------------------------
           95,500  Delphi Corp.                                         842,310
--------------------------------------------------------------------------------
           70,100  Ford Motor Co.                                       736,050
--------------------------------------------------------------------------------
           11,600  General Motors Corp.                                 409,828
--------------------------------------------------------------------------------
           14,700  Honda Motor Co., Ltd. ORD                            530,739
--------------------------------------------------------------------------------
              645  Lear Corporation(1)                                   25,658
--------------------------------------------------------------------------------
          124,000  Nissan Motor Co., Ltd. ORD                           979,535
--------------------------------------------------------------------------------
           11,800  PSA Peugeot Citroen ORD(1)                           539,824
--------------------------------------------------------------------------------
        1,212,807  PT Astra International Tbk
                   ORD(1)                                               525,404
--------------------------------------------------------------------------------
           14,000  Toyota Motor Corp. ORD                               335,414
--------------------------------------------------------------------------------
                                                                      5,061,475
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
           30,000  Companhia de Petroleos de
                   Chile SA (COPEC) ORD                                 144,592
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          49

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

          108,700  Murray & Roberts Holdings
                   ORD                                             $    156,017
--------------------------------------------------------------------------------
                                                                        300,609
--------------------------------------------------------------------------------
OIL REFINING -- 0.4%
--------------------------------------------------------------------------------
            6,700  Kinder Morgan, Inc.                                  342,035
--------------------------------------------------------------------------------
           31,300  Marathon Oil Corp.                                   805,349
--------------------------------------------------------------------------------
            8,400  Sunoco, Inc.                                         309,456
--------------------------------------------------------------------------------
            4,400  Total SA Cl B ORD                                    645,062
--------------------------------------------------------------------------------
                                                                      2,101,902
--------------------------------------------------------------------------------
OIL SERVICES -- 2.5%
--------------------------------------------------------------------------------
           79,175  BHP Billiton Limited ORD                             444,733
--------------------------------------------------------------------------------
            6,200  BJ Services Co.(1)                                   252,402
--------------------------------------------------------------------------------
          202,000  CNOOC Ltd. ORD                                       282,335
--------------------------------------------------------------------------------
           15,900  Diamond Offshore Drilling, Inc.                      361,566
--------------------------------------------------------------------------------
           58,200  ENI SpA ORD                                          940,278
--------------------------------------------------------------------------------
           12,700  ENSCO International Inc.                             381,000
--------------------------------------------------------------------------------
           22,763  Gazprom ADR(1)                                       410,872
--------------------------------------------------------------------------------
           21,270  Global SantaFe Corp.                                 529,198
--------------------------------------------------------------------------------
           28,400  Grant Prideco, Inc.(1)                               396,180
--------------------------------------------------------------------------------
            3,847  Lukoil Holding ADR                                   282,755
--------------------------------------------------------------------------------
           10,000  Nabors Industries Ltd.(1)                            450,800
--------------------------------------------------------------------------------
           70,100  Pride International Inc.(1)                        1,334,003
--------------------------------------------------------------------------------
           45,100  Repsol YPF SA ADR                                    709,874
--------------------------------------------------------------------------------
           39,700  Repsol YPF SA ORD                                    628,303
--------------------------------------------------------------------------------
           11,000  Smith International, Inc.(1)                         449,790
--------------------------------------------------------------------------------
           19,500  Surgutneftegaz ADR                                   401,700
--------------------------------------------------------------------------------
           40,158  Transocean Inc.(1)                                   938,492
--------------------------------------------------------------------------------
       50,553,800  Tupras Turkiye Petrol
                   Rafinerileri AS ORD                                  385,609
--------------------------------------------------------------------------------
           16,700  Varco International, Inc.(1)                         361,555
--------------------------------------------------------------------------------
           19,800  Weatherford International Ltd.(1)                    897,930
--------------------------------------------------------------------------------
        1,008,000  Xinao Gas Holdings Ltd. ORD(1)                       287,592
--------------------------------------------------------------------------------
            7,200  YPF Sociedad Anonima ADR                             177,480
--------------------------------------------------------------------------------
           69,600  YUKOS ORD                                            876,960
--------------------------------------------------------------------------------
                                                                     12,181,407
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 2.0%
--------------------------------------------------------------------------------
           36,600  Allstate Corporation                               1,317,234
--------------------------------------------------------------------------------
           23,026  American International Group,
                   Inc.                                               1,332,745
--------------------------------------------------------------------------------
            3,200  Chubb Corp. (The)                                    204,896
--------------------------------------------------------------------------------
            5,100  Everest Re Group, Ltd.                               372,300
--------------------------------------------------------------------------------
           34,347  Fidelity National Financial, Inc.                  1,067,161
--------------------------------------------------------------------------------
           31,100  First American Financial Corp.
                   (The)                                                842,188
--------------------------------------------------------------------------------
           10,300  Hartford Financial Services
                   Group, Inc. (The)                                    480,392
--------------------------------------------------------------------------------
           41,261  HCC Insurance Holdings, Inc.                       1,182,128
--------------------------------------------------------------------------------
            8,800  Horace Mann Educators Corp.                          133,320
--------------------------------------------------------------------------------
           21,100  Loews Corp.                                        1,014,910
--------------------------------------------------------------------------------
           29,252  Odyssey Re Holdings Corp.                            603,469
--------------------------------------------------------------------------------

Shares                                                                    Value
--------------------------------------------------------------------------------

            4,330  Old Republic International Corp.                $    148,692
--------------------------------------------------------------------------------
           10,800  Radian Group Inc.                                    434,916
--------------------------------------------------------------------------------
           16,700  Renaissancere Holdings Ltd.
                   ADR                                                  746,490
--------------------------------------------------------------------------------
                                                                      9,880,841
--------------------------------------------------------------------------------
PUBLISHING -- 0.3%
--------------------------------------------------------------------------------
            7,800  Dow Jones & Co., Inc.                                355,290
--------------------------------------------------------------------------------
            6,000  Gannett Co., Inc.                                    474,000
--------------------------------------------------------------------------------
            1,700  McGraw-Hill Companies, Inc.
                    (The)                                               107,457
--------------------------------------------------------------------------------
           10,700  R.R. Donnelley & Sons
                   Company                                              266,965
--------------------------------------------------------------------------------
           10,285  VNU N.V. ORD                                         299,023
--------------------------------------------------------------------------------
                                                                      1,502,735
--------------------------------------------------------------------------------
RAILROADS -- 0.3%
--------------------------------------------------------------------------------
           22,065  Abertiscesa Infraestructuras
                   SA ORD                                               322,185
--------------------------------------------------------------------------------
           11,800  Burlington Northern Santa Fe
                   Corp.                                                348,218
--------------------------------------------------------------------------------
               77  East Japan Railway Company
                   ORD                                                  370,890
--------------------------------------------------------------------------------
           10,300  Union Pacific Corp.                                  628,197
--------------------------------------------------------------------------------
                                                                      1,669,490
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
--------------------------------------------------------------------------------
            7,397  Chelsea Property Group Inc.                          307,419
--------------------------------------------------------------------------------
            8,200  Equity Residential                                   217,136
--------------------------------------------------------------------------------
           17,600  IRSA Inversiones y
                   Representaciones SA GDR                              155,056
--------------------------------------------------------------------------------
          170,100  Lalin Property Public Company
                   Limited ORD                                          134,563
--------------------------------------------------------------------------------
            7,431  Pan Pacific Retail Properties,
                   Inc.                                                 291,964
--------------------------------------------------------------------------------
                                                                      1,106,138
--------------------------------------------------------------------------------
RESTAURANTS -- 0.2%
--------------------------------------------------------------------------------
           39,844  McDonald's Corporation                               746,278
--------------------------------------------------------------------------------
            4,700  Wendy's International, Inc.                          141,517
--------------------------------------------------------------------------------
                                                                        887,795
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.5%
--------------------------------------------------------------------------------
           28,800  Bear Stearns Companies Inc.
                   (The)                                              2,225,376
--------------------------------------------------------------------------------
           22,700  Edwards (A.G.), Inc.                                 746,830
--------------------------------------------------------------------------------
            9,300  Franklin Resources, Inc.                             347,541
--------------------------------------------------------------------------------
            5,400  Goldman Sachs Group, Inc.
                   (The)                                                440,100
--------------------------------------------------------------------------------
           27,000  John Hancock Financial
                   Services, Inc.                                       816,750
--------------------------------------------------------------------------------
           22,200  Merrill Lynch & Co., Inc.                            961,260
--------------------------------------------------------------------------------
           21,800  Morgan Stanley                                       997,350
--------------------------------------------------------------------------------
           16,100  Schwab (Charles) Corp.                               156,170
--------------------------------------------------------------------------------
           17,700  T. Rowe Price Group Inc.                             649,502
--------------------------------------------------------------------------------
                                                                      7,340,879
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 4.0%
--------------------------------------------------------------------------------
            7,497  Altera Corp.(1)                                 $    145,292
--------------------------------------------------------------------------------
            9,000  Amkor Technology, Inc.(1)                            100,350
--------------------------------------------------------------------------------
           33,400  Applied Materials, Inc.(1)                           520,038
--------------------------------------------------------------------------------
           48,200  Applied Micro Circuits Corp.(1)                      242,205
--------------------------------------------------------------------------------
           26,200  Arrow Electronics, Inc.(1)                           446,186
--------------------------------------------------------------------------------
           39,100  Avnet Inc.(1)                                        531,760
--------------------------------------------------------------------------------
           25,000  Canon, Inc. ORD                                    1,047,120
--------------------------------------------------------------------------------
          395,000  Compal Electronics Inc. ORD                          453,709
--------------------------------------------------------------------------------
           37,321  Fine DNC Co. Ltd. ORD                                679,125
--------------------------------------------------------------------------------
          109,000  Gigabyte Technology Co., Ltd.
                   ORD                                                  185,599
--------------------------------------------------------------------------------
          182,700  Intel Corporation                                  3,809,295
--------------------------------------------------------------------------------
           24,800  Linear Technology Corp.                              901,728
--------------------------------------------------------------------------------
           13,000  Marvell Technology Group Ltd.(1)                     411,710
--------------------------------------------------------------------------------
           20,900  Maxim Integrated Products, Inc.                      820,534
--------------------------------------------------------------------------------
           47,000  MediaTek Inc. ORD                                    417,778
--------------------------------------------------------------------------------
           14,400  National Semiconductor Corp.(1)                      359,424
--------------------------------------------------------------------------------
           17,000  NVIDIA Corp.(1)                                      445,145
--------------------------------------------------------------------------------
           34,400  OmniVision Technologies, Inc.(1)                   1,235,820
--------------------------------------------------------------------------------
            4,800  QUALCOMM Inc.                                        161,784
--------------------------------------------------------------------------------
          160,000  Quanta Computer Inc. ORD                             320,924
--------------------------------------------------------------------------------
            4,060  Samsung Electronics Co., Ltd.
                   ORD                                                1,088,040
--------------------------------------------------------------------------------
           97,000  Samsung Techwin Co., Ltd.
                   ORD(1)                                               521,505
--------------------------------------------------------------------------------
           31,800  SanDisk Corp.(1)                                   1,156,566
--------------------------------------------------------------------------------
           10,000  Seagate Technology ADR                               151,500
--------------------------------------------------------------------------------
           35,047  STMicroelectronics N.V. New
                   York Shares                                          799,422
--------------------------------------------------------------------------------
          804,000  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ORD(1)                      1,241,385
--------------------------------------------------------------------------------
            2,900  Teradyne, Inc.(1)                                     49,735
--------------------------------------------------------------------------------
           19,900  Texas Instruments Inc.                               407,950
--------------------------------------------------------------------------------
          558,000  Via Technologies Inc. ORD                            687,636
--------------------------------------------------------------------------------
           22,700  Zoran Corporation(1)                                 465,237
--------------------------------------------------------------------------------
                                                                     19,804,502
--------------------------------------------------------------------------------
SPECIALTY STORES -- 2.4%
--------------------------------------------------------------------------------
            3,405  Advance Auto Parts(1)                                202,529
--------------------------------------------------------------------------------
            4,500  Autozone Inc.(1)                                     376,560
--------------------------------------------------------------------------------
           13,200  Barnes & Noble Inc.(1)                               314,160
--------------------------------------------------------------------------------
            4,200  Bed Bath & Beyond Inc.(1)                            175,749
--------------------------------------------------------------------------------
           31,900  Best Buy Co., Inc.(1)                              1,234,530
--------------------------------------------------------------------------------
           45,488  Blockbuster, Inc.                                    768,747
--------------------------------------------------------------------------------
            5,100  Claire's Stores Inc.                                 152,541
--------------------------------------------------------------------------------
           53,200  Foschini Limited ORD                                  90,259
--------------------------------------------------------------------------------
          100,861  Hollywood Entertainment Corp.(1)                   1,690,935
--------------------------------------------------------------------------------
           58,900  Home Depot, Inc.                                   1,913,660
--------------------------------------------------------------------------------
            6,400  Linens 'n Things, Inc.(1)                            147,328
--------------------------------------------------------------------------------
           10,825  Michaels Stores, Inc.(1)                             407,128
--------------------------------------------------------------------------------
           65,300  Movie Gallery, Inc.(1)                             1,218,172
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

           12,000  O'Reilly Automotive, Inc.(1)                    $    366,180
--------------------------------------------------------------------------------
          187,000  Officemax Inc.(1)                                  1,030,370
--------------------------------------------------------------------------------
           11,800  Rent-A-Center Inc.(1)                                782,753
--------------------------------------------------------------------------------
           15,800  Sharper Image Corporation(1)                         359,924
--------------------------------------------------------------------------------
            6,100  Staples, Inc.(1)                                     118,188
--------------------------------------------------------------------------------
           21,849  Walgreen Co.                                         672,731
--------------------------------------------------------------------------------
                                                                     12,022,444
--------------------------------------------------------------------------------
TELEPHONE -- 1.8%
--------------------------------------------------------------------------------
           27,397  AT&T Corp.                                           533,968
--------------------------------------------------------------------------------
           59,800  BellSouth Corp.                                    1,585,298
--------------------------------------------------------------------------------
            6,600  CenturyTel Inc.                                      222,222
--------------------------------------------------------------------------------
            2,200  Commonwealth Telephone
                   Enterprise Inc.(1)                                    92,191
--------------------------------------------------------------------------------
        1,016,500  PT Telekomunikasi Indonesia
                   ORD(1)                                               571,858
--------------------------------------------------------------------------------
           82,674  SBC Communications Inc.                            2,104,879
--------------------------------------------------------------------------------
           70,745  Sprint Corporation                                   959,302
--------------------------------------------------------------------------------
           68,400  Tele Norte Leste Participacoes
                   SA ADR                                               818,748
--------------------------------------------------------------------------------
           26,106  Telefonica SA ORD(1)                                 293,578
--------------------------------------------------------------------------------
           47,076  Verizon Communications                             1,781,827
--------------------------------------------------------------------------------
                                                                      8,963,871
--------------------------------------------------------------------------------
THRIFTS -- 0.2%
--------------------------------------------------------------------------------
           21,750  Washington Mutual, Inc.                              886,965
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
--------------------------------------------------------------------------------
           34,100  Altria Group Inc.                                  1,408,330
--------------------------------------------------------------------------------
            8,000  UST Inc.                                             282,480
--------------------------------------------------------------------------------
                                                                      1,690,810
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.5%
--------------------------------------------------------------------------------
            8,500  C.H. Robinson Worldwide, Inc.                        316,200
--------------------------------------------------------------------------------
              900  FedEx Corp.                                           57,582
--------------------------------------------------------------------------------
           32,110  Heartland Express, Inc.(1)                           757,314
--------------------------------------------------------------------------------
           13,200  Knight Transportation Inc.(1)                        334,488
--------------------------------------------------------------------------------
           13,700  United Parcel Service, Inc. Cl B                     855,291
--------------------------------------------------------------------------------
            6,529  UTI Worldwide Inc.(1)                                208,667
--------------------------------------------------------------------------------
                                                                      2,529,542
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 3.1%
--------------------------------------------------------------------------------
          507,100  Advanced Info Service Public
                   Co. Limited ORD(1)                                   626,049
--------------------------------------------------------------------------------
           16,500  America Movil SA de CV
                   Series L ADR                                         301,290
--------------------------------------------------------------------------------
           91,047  Bharti Televentures ORD(1)                            74,162
--------------------------------------------------------------------------------
        2,413,314  China Telecom Corporation
                   Limited ORD                                          522,982
--------------------------------------------------------------------------------
           53,281  Deutsche Telekom ORD(1)                              798,693
--------------------------------------------------------------------------------
           17,400  Empresa Nacional de
                   Telecomunicaciones SA ORD                             91,347
--------------------------------------------------------------------------------
           71,554  France Telecom SA ORD(1)                           1,770,270
--------------------------------------------------------------------------------
              145  KDDI Corp. ORD                                       504,084
--------------------------------------------------------------------------------
           80,600  Koninklijke Royal KPN N.V.
                   ORD(1)                                               562,819
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          51

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------

          729,339  mmO2 plc ORD(1)                                 $    735,028
--------------------------------------------------------------------------------
           15,600  Mobile Telesystems ADR(1)                            839,280
--------------------------------------------------------------------------------
          125,200  Nextel Communications, Inc.(1)                     1,876,123
--------------------------------------------------------------------------------
           83,600  Nortel Networks Corp.(1)                             262,504
--------------------------------------------------------------------------------
              351  NTT DoCoMo, Inc. ORD                                 738,019
--------------------------------------------------------------------------------
           33,123  Orange SA ORD(1)                                     313,982
--------------------------------------------------------------------------------
           15,500  SK Telecom Co. Ltd. ADR                              278,225
--------------------------------------------------------------------------------
            6,641  Tele2 AB ORD(1)                                      252,656
--------------------------------------------------------------------------------
           22,208  Telkom South Africa Limited
                   ORD(1)                                                90,757
--------------------------------------------------------------------------------
          673,000  Total Access Communication
                   Public Company Limited(1)                            612,430
--------------------------------------------------------------------------------
        4,245,300  TT&T Public Company Limited
                   ORD(1)                                               348,050
--------------------------------------------------------------------------------
       22,417,453  Uralsvyazinform                                      450,591
--------------------------------------------------------------------------------
           16,331  AO VimpelCom ADR(1)                                  734,895
--------------------------------------------------------------------------------
           37,200  Vodafone Group plc ADR                               815,052
--------------------------------------------------------------------------------
          778,848  Vodafone Group plc ORD                             1,691,095
--------------------------------------------------------------------------------
                                                                     15,290,383
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $330,560,318)                                                 374,889,053
--------------------------------------------------------------------------------
CORPORATE BONDS -- 8.5%

APPAREL & TEXTILES -- 0.1%
--------------------------------------------------------------------------------
$         450,000  Supreme International Corp.,
                   12.25%, 4/1/06                                       478,125
--------------------------------------------------------------------------------
BANKS -- 0.4%
--------------------------------------------------------------------------------
          250,000  Amsouth Bank N.A., 4.85%,
                   4/1/13                                               263,330
--------------------------------------------------------------------------------
          375,000  Bank of America Corp., 6.50%,
                   8/15/03                                              378,836
--------------------------------------------------------------------------------
          300,000  Bank One Corporation, 3.70%,
                   1/15/08                                              313,336
--------------------------------------------------------------------------------
          100,000  Bank One Corporation, 4.90%,
                   4/30/15                                              104,272
--------------------------------------------------------------------------------
          500,000  Citigroup Inc., 7.25%, 10/1/10                       611,778
--------------------------------------------------------------------------------
          100,000  Deutsche Bank Financial LLC,
                   5.375%, 3/2/15                                       107,739
--------------------------------------------------------------------------------
          350,000  US Bancorp, 2.75%, 3/30/06                           357,791
--------------------------------------------------------------------------------
                                                                      2,137,082
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
          250,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      236,250
--------------------------------------------------------------------------------
          500,000  Huntsman ICI Chemicals,
                   13.17%, 12/31/09(3)                                  192,500
--------------------------------------------------------------------------------
          150,000  Rhodia SA, 8.875%, 6/1/11
                   (Acquired 5/20/03, Cost
                   $152,625)(4)                                         151,500
--------------------------------------------------------------------------------
          500,000  United Industries Corp.,
                   Series B, 9.875%, 4/1/09                             533,125
--------------------------------------------------------------------------------
                                                                      1,113,375
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

CLOTHING STORES -- 0.1%
--------------------------------------------------------------------------------
$         150,000  Limited Brands, 6.95%,
                   3/1/33                                          $    168,838
--------------------------------------------------------------------------------
          225,000  Tommy Hilfiger USA Inc.,
                   6.50%, 6/1/03                                        225,000
--------------------------------------------------------------------------------
                                                                        393,838
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.5%
--------------------------------------------------------------------------------
          225,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       245,250
--------------------------------------------------------------------------------
          500,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             533,749
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      137,813
--------------------------------------------------------------------------------
          175,000  Integrated Electric Services,
                   9.375%, 2/1/09                                       178,500
--------------------------------------------------------------------------------
          300,000  KB Home, 9.50%, 2/15/11                              331,500
--------------------------------------------------------------------------------
          250,000  Meritage Corporation, 9.75%,
                    6/1/11                                              277,500
--------------------------------------------------------------------------------
          250,000  Nortek Inc., 9.25%, 3/15/07                          258,750
--------------------------------------------------------------------------------
          200,000  Schuler Homes, 10.50%,
                   7/15/11                                              225,000
--------------------------------------------------------------------------------
          225,000  Standard Pacific Corp., 9.25%,
                   4/15/12                                              243,000
--------------------------------------------------------------------------------
          200,000  William Lyon Homes, 10.75%,
                   4/1/13                                               208,000
--------------------------------------------------------------------------------
                                                                      2,639,062
--------------------------------------------------------------------------------
CONSUMER DURABLES(5)
--------------------------------------------------------------------------------
          225,000  Sealy Mattress Co., Series B,
                   10.875%, 7/9/03                                      220,500
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.1%
-------------------------------------------------------------------------------
          600,000  Boeing Capital Corp., VRN,
                   1.74%, 6/26/03, resets
                   quarterly off the 3-month
                   LIBOR plus 0.45% with no
                   caps                                                 600,136
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 0.1%
--------------------------------------------------------------------------------
           25,000  Saks Inc., 7.00%, 7/15/04                             26,063
--------------------------------------------------------------------------------
          325,000  Saks Inc., 8.25%, 11/15/08                           347,750
--------------------------------------------------------------------------------
                                                                        373,813
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.9%
--------------------------------------------------------------------------------
           15,500  iShares GS $ InvesTop
                   Corporate Bond Fund(6)                             1,791,025
--------------------------------------------------------------------------------
        1,095,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.961%,
                   1/15/12 (Acquired 5/23/02-
                   8/14/02, Cost $1,138,579)(4)                       1,279,951
--------------------------------------------------------------------------------
          440,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.754%,
                   11/15/31 (Acquired 4/14/03,
                   Cost $508,090)(4)                                    557,492
--------------------------------------------------------------------------------
          814,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $860,282)(4)                                       1,015,131
--------------------------------------------------------------------------------
                                                                      4,643,599
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
$         275,000  Flextronics International Ltd.,
                   9.875%, 7/1/10                                  $    303,875
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          325,000  Calpine Canada Energy
                   Finance, 8.50%, 5/1/08                               227,500
--------------------------------------------------------------------------------
          200,000  Constellation Energy Group
                   Inc., 7.00%, 4/1/12                                  236,790
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      315,238
--------------------------------------------------------------------------------
          150,000  Dominion Resources Inc.,
                   5.00%, 3/15/13                                       157,422
--------------------------------------------------------------------------------
          150,000  Virginia Electric and Power
                   Company, 4.75%, 3/1/13                               157,692
--------------------------------------------------------------------------------
                                                                      1,094,642
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.3%
--------------------------------------------------------------------------------
          275,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      297,688
--------------------------------------------------------------------------------
          200,000  Burlington Resources Finance
                   Co., 6.50%, 12/1/11                                  236,252
--------------------------------------------------------------------------------
          300,000  Magnum Hunter Resources Inc.,
                   9.60%, 3/15/12                                       326,999
--------------------------------------------------------------------------------
          275,000  Nuevo Energy Co., 9.50%,
                   6/1/08                                               289,438
--------------------------------------------------------------------------------
          250,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                       261,475
--------------------------------------------------------------------------------
          150,000  XTO Energy Inc., 6.25%,
                   4/15/13 (Acquired 5/15/03,
                   Cost $157,500)(4)                                    157,125
--------------------------------------------------------------------------------
                                                                      1,568,977
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%
--------------------------------------------------------------------------------
          225,000  Mohegan Tribal Gaming,
                   8.75%, 1/1/09                                        238,500
--------------------------------------------------------------------------------
          275,000  Resorts International Hotel and
                   Casino Inc., 11.50%, 3/15/09                         250,937
--------------------------------------------------------------------------------
          225,000  Six Flags Inc., 8.875%, 2/1/10                       215,719
--------------------------------------------------------------------------------
          200,000  Six Flags Inc., 9.75%, 4/15/13
                   (Acquired 4/9/03, Cost
                   $200,000)(4)                                         201,500
--------------------------------------------------------------------------------
                                                                        906,656
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
          200,000  Allied Waste North America,
                   Inc., Series B, 7.625%, 1/1/06                       206,500
--------------------------------------------------------------------------------
          300,000  Allied Waste North America,
                   Inc., Series B, 10.00%, 8/1/09                       316,875
--------------------------------------------------------------------------------
          275,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13 (Acquired
                   1/21/03, Cost $279,125)(4)                           290,125
--------------------------------------------------------------------------------
          500,000  Newpark Resources, 8.625%,
                   12/15/07                                             505,000
--------------------------------------------------------------------------------
          300,000  Waste Management Inc.,
                   7.00%, 10/15/06                                      337,419
--------------------------------------------------------------------------------
          500,000  Waste Management Inc.,
                   6.375%, 11/15/12                                     571,695
--------------------------------------------------------------------------------
                                                                      2,227,614
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.5%
-------------------------------------------------------------------------------
$         300,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                        $    320,389
--------------------------------------------------------------------------------
          300,000  Countrywide Home Loans Inc.,
                   4.25%, 12/19/07                                      317,500
--------------------------------------------------------------------------------
          300,000  Ford Motor Credit Co., 7.25%,
                   10/25/11                                             310,130
--------------------------------------------------------------------------------
          300,000  General Electric Capital Corp.,
                   Series A, MTN, 6.00%, 6/15/12                        341,935
--------------------------------------------------------------------------------
          300,000  General Electric Co., 5.00%,
                   2/1/13                                               321,021
--------------------------------------------------------------------------------
          150,000  General Motors Acceptance
                   Corp., 5.125%, 5/9/08                                149,635
--------------------------------------------------------------------------------
          300,000  General Motors Acceptance
                   Corp., VRN, 3.34%, 6/4/03,
                   resets quarterly off the  3-month
                   LIBOR plus 2% with
                   no caps                                              300,513
--------------------------------------------------------------------------------
          150,000  Marsh & McLennan Companies
                   Inc., 4.85%, 2/15/13                                 158,558
--------------------------------------------------------------------------------
                                                                      2,219,681
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.1%
--------------------------------------------------------------------------------
          300,000  Diageo Capital plc, 3.375%,
                   3/20/08                                              308,884
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.2%
--------------------------------------------------------------------------------
          200,000  Abitibi-Consolidated Finance
                   L.P., 7.875%, 8/1/09                                 222,000
--------------------------------------------------------------------------------
          225,000  Ainsworth Lumber Co. Ltd.,
                   12.50%, 7/15/07                                      250,875
--------------------------------------------------------------------------------
          300,000  Tembec Industries Inc., 7.75%,
                   3/15/12                                              286,500
--------------------------------------------------------------------------------
                                                                        759,375
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          250,000  El Paso Corporation, 7.875%,
                   6/15/12 (Acquired 5/1/03,
                   Cost $225,000)(4)                                    220,000
--------------------------------------------------------------------------------
          150,000  Sempra Energy, 6.00%, 2/1/13                         166,526
--------------------------------------------------------------------------------
                                                                        386,526
--------------------------------------------------------------------------------
GROCERY STORES(5)
--------------------------------------------------------------------------------
           75,000  Delhaize America Inc., 8.125%,
                   4/15/11                                               82,875
--------------------------------------------------------------------------------
          225,000  Stater Brothers Holdings,
                   10.75%, 8/15/06                                      238,500
--------------------------------------------------------------------------------
                                                                        321,375
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.1%
--------------------------------------------------------------------------------
          350,000  Caterpillar Financial Services
                   Corp., 2.59%, 7/15/06                                354,476
--------------------------------------------------------------------------------
          300,000  John Deere Capital Corp.,
                   5.10%, 1/15/13                                       320,047
--------------------------------------------------------------------------------
                                                                        674,523
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          300,000  Dial Corp., 7.00%, 8/15/06                           340,554
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          53

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

HOTELS -- 0.1%
--------------------------------------------------------------------------------
$         200,000  MGM Mirage Inc., 6.75%,
                   2/1/08                                          $    212,000
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 6.75%,
                   11/15/03                                             228,938
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               239,625
--------------------------------------------------------------------------------
                                                                        680,563
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.1%
--------------------------------------------------------------------------------
          250,000  Tyco International Group SA,
                   6.125%, 1/15/09                                      254,375
--------------------------------------------------------------------------------
          175,000  Tyco International Group SA,
                   6.375%, 10/15/11                                     176,313
--------------------------------------------------------------------------------
                                                                        430,688
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co.,
                   Series B, 10.75%, 7/9/03                             512,500
--------------------------------------------------------------------------------
 INFORMATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Pacifica Papers Inc., 10.00%,
                   3/15/09                                              527,500
--------------------------------------------------------------------------------
INTERNET -- 0.1%
--------------------------------------------------------------------------------
          300,000  USA Interactive, 7.00%,
                   1/15/13                                              348,437
--------------------------------------------------------------------------------
LEISURE -- 0.5%
--------------------------------------------------------------------------------
          250,000  Alliance Gaming Corp., 10.00%,
                   8/1/07                                               260,625
--------------------------------------------------------------------------------
          225,000  Ameristar Casinos Inc., 10.75%,
                   2/15/09                                              250,875
--------------------------------------------------------------------------------
          250,000  Hollywood Casino Shreveport
                   Corp., 13.00%, 8/1/06                                166,250
--------------------------------------------------------------------------------
          225,000  Isle of Capri Casinos, 8.75%,
                   4/15/09                                              236,250
--------------------------------------------------------------------------------
          313,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                      345,865
--------------------------------------------------------------------------------
          375,000  Park Place Entertainment
                   Corp., 9.375%, 2/15/07                               408,750
--------------------------------------------------------------------------------
          125,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      137,500
--------------------------------------------------------------------------------
          275,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      290,125
--------------------------------------------------------------------------------
          225,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      247,219
--------------------------------------------------------------------------------
                                                                      2,343,459
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          300,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $299,994)(4)                            312,801
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
          250,000  AMFM Inc., 8.00%, 11/1/08                            293,125
--------------------------------------------------------------------------------
          250,000  AOL Time Warner Inc., 7.625%,
                   4/15/31                                              290,205
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         425,000  Charter Communications
                   Holdings Capital Corp., 10.75%,
                   10/1/09                                        $     312,375
--------------------------------------------------------------------------------
          150,000  Clear Channel Communications
                   Inc., 4.25%, 5/15/09                                 153,608
--------------------------------------------------------------------------------
          250,000  Comcast Cable
                   Communications, 8.125%,
                   5/1/04                                               263,416
--------------------------------------------------------------------------------
          300,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               354,732
--------------------------------------------------------------------------------
          350,000  Comcast Cable
                   Communications, 5.50%,
                   3/15/11                                              374,585
--------------------------------------------------------------------------------
          200,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       233,154
--------------------------------------------------------------------------------
          350,000  CSC Holdings Inc., 7.875%,
                   12/15/07                                             361,375
--------------------------------------------------------------------------------
          325,000  Dex Media East LLC/Dex
                   Media East Finance Co.,
                   9.875%, 11/15/09                                     368,875
--------------------------------------------------------------------------------
          300,000  Echostar DBS Corp., 9.375%,
                   2/1/09                                               322,875
--------------------------------------------------------------------------------
          500,000  Imax Corp., 7.875%, 12/1/05                          479,999
--------------------------------------------------------------------------------
          250,000  Mediacom LLC, 8.50%,
                   4/15/08                                              253,125
--------------------------------------------------------------------------------
          100,000  News America Holdings,
                   7.75%, 1/20/24                                       119,840
--------------------------------------------------------------------------------
          150,000  Shaw Communications Inc.,
                   8.25%, 4/11/10                                       163,500
--------------------------------------------------------------------------------
          300,000  Walt Disney Company, 5.50%,
                   12/29/06                                             327,145
--------------------------------------------------------------------------------
                                                                      4,671,934
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                               351,349
--------------------------------------------------------------------------------
          275,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                      287,375
--------------------------------------------------------------------------------
                                                                        638,724
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Express Scripts Inc., 9.625%,
                   6/15/09                                              329,250
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.2%
--------------------------------------------------------------------------------
          250,000  DaimlerChrysler N.A. Holding
                   Corp., 4.75%, 1/15/08                                263,362
--------------------------------------------------------------------------------
          200,000  DaimlerChrysler N.A. Holding
                   Corp., 4.05%, 6/4/08(7)                              200,452
--------------------------------------------------------------------------------
          225,000  TRW Automotive Inc., 9.375%,
                   2/15/13 (Acquired 2/6/03,
                   Cost $225,000)(4)                                    235,688
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      232,875
--------------------------------------------------------------------------------
                                                                        932,377
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
$         375,000  Key Components, Inc., 10.50%,
                   6/1/08                                          $    380,625
--------------------------------------------------------------------------------
OIL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          200,000  Pemex Project Funding Master
                   Trust, 7.375%, 12/15/14                              221,500
--------------------------------------------------------------------------------
          375,000  Pride International Inc.,
                   9.375%, 5/1/07                                       390,000
--------------------------------------------------------------------------------
                                                                        611,500
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          250,000  American International Group,
                   4.25%, 5/15/13 (Acquired
                   5/8/03, Cost $248,753)(4)                            254,807
--------------------------------------------------------------------------------
PUBLISHING(5)
--------------------------------------------------------------------------------
          225,000  Cadmus Communications Corp.,
                   9.75%, 6/1/09                                        238,500
--------------------------------------------------------------------------------
RESTAURANTS -- 0.1%
--------------------------------------------------------------------------------
          100,000  Friendly Ice Cream, 10.50%,
                   12/1/07                                              102,500
--------------------------------------------------------------------------------
          225,000  Yum! Brands Inc., 7.65%,
                   5/15/08                                              248,063
--------------------------------------------------------------------------------
                                                                        350,563
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.2%
--------------------------------------------------------------------------------
          300,000  Credit Suisse First Boston USA
                   Inc., 5.75%, 4/15/07                                 333,483
--------------------------------------------------------------------------------
          100,000  Goldman Sachs Group Inc.,
                   4.125%, 1/15/08                                      105,068
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co. Inc.,
                   3.70%, 4/21/08                                       309,507
--------------------------------------------------------------------------------
          300,000  Morgan Stanley, 4.25%,
                   5/15/10                                              311,499
--------------------------------------------------------------------------------
                                                                      1,059,557
--------------------------------------------------------------------------------
SPECIALTY STORES -- 0.2%
--------------------------------------------------------------------------------
          250,000  Autonation, Inc., 9.00%, 8/1/08                      273,750
--------------------------------------------------------------------------------
          300,000  Sonic Automotive Inc., 11.00%,
                   8/1/08                                               318,000
--------------------------------------------------------------------------------
          338,000  Tuesday Morning Corp.,
                   Series B, 11.00%, 12/15/07                           356,590
--------------------------------------------------------------------------------
                                                                        948,340
--------------------------------------------------------------------------------
TELEPHONE -- 0.2%
--------------------------------------------------------------------------------
           40,000  AT&T Broadband Corp.,
                   8.375%, 3/15/13                                       50,402
--------------------------------------------------------------------------------
            4,000  AT&T Corp., 6.00%, 3/15/09                             4,166
--------------------------------------------------------------------------------
           50,000  Qwest Capital Funding Inc.,
                   6.25%, 7/15/05                                        46,625
--------------------------------------------------------------------------------
          200,000  Qwest Capital Funding Inc.,
                   7.90%, 8/15/10                                       174,000
--------------------------------------------------------------------------------
          600,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                       702,404
--------------------------------------------------------------------------------
                                                                        977,597
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.3%
-------------------------------------------------------------------------------
$         100,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                 $     118,808
--------------------------------------------------------------------------------
          150,000  AT&T Wireless Services Inc.,
                   8.75%, 3/1/31                                        194,223
--------------------------------------------------------------------------------
          150,000  Deutsche Telekom International
                   Finance BV, 8.75%, 6/15/30                           194,756
--------------------------------------------------------------------------------
          100,000  Nextel Communications Inc.,
                   9.75%, 7/9/03                                        103,250
--------------------------------------------------------------------------------
          100,000  Nextel Partners Inc., 0.00%,
                   2/1/04(8)                                            101,750
--------------------------------------------------------------------------------
          250,000  Nextel Partners Inc., 11.00%,
                   3/15/10                                              270,000
--------------------------------------------------------------------------------
          400,000  Vodafone Group plc, 5.375%,
                   1/30/15                                              432,509
--------------------------------------------------------------------------------
                                                                      1,415,296
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $39,197,122)                                                   41,677,230
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(9) -- 3.4%

        1,000,000  FHLMC, 5.00%, settlement
                   date 6/17/03(7)                                    1,034,375
--------------------------------------------------------------------------------
           11,679  FHLMC, 6.50%, 12/1/12                                 12,249
--------------------------------------------------------------------------------
          164,257  FHLMC, 7.00%, 6/1/14                                 175,086
--------------------------------------------------------------------------------
           51,718  FHLMC, 7.00%, 8/1/29                                  54,294
--------------------------------------------------------------------------------
          334,155  FHLMC, 8.00%, 7/1/30                                 359,684
--------------------------------------------------------------------------------
          500,000  FNMA, 6.00%, settlement
                   date 7/14/03(7)                                      517,969
--------------------------------------------------------------------------------
          700,000  FNMA, 5.50%, settlement
                   date 6/12/03(7)                                      726,032
--------------------------------------------------------------------------------
           46,792  FNMA, 6.50%, 4/1/12                                   49,271
--------------------------------------------------------------------------------
          353,600  FNMA, 6.00%, 4/1/14                                  369,362
--------------------------------------------------------------------------------
          218,677  FNMA, 7.50%, 6/1/15                                  234,582
--------------------------------------------------------------------------------
          757,716  FNMA, 5.50%, 12/1/16                                 787,227
--------------------------------------------------------------------------------
           15,089  FNMA, 7.00%, 6/1/26                                   15,944
--------------------------------------------------------------------------------
           91,576  FNMA, 7.50%, 3/1/27                                   97,611
--------------------------------------------------------------------------------
           49,921  FNMA, 7.00%, 1/1/29                                   52,670
--------------------------------------------------------------------------------
          333,248  FNMA, 6.50%, 4/1/29                                  347,549
--------------------------------------------------------------------------------
          678,344  FNMA, 6.00%, 5/1/29                                  705,577
--------------------------------------------------------------------------------
          274,797  FNMA, 6.50%, 8/1/29                                  286,590
--------------------------------------------------------------------------------
          399,513  FNMA, 6.50%, 12/1/29                                 416,658
--------------------------------------------------------------------------------
          206,954  FNMA, 7.00%, 3/1/30                                  218,170
--------------------------------------------------------------------------------
           34,732  FNMA, 7.00%, 5/1/30                                   36,593
--------------------------------------------------------------------------------
           79,588  FNMA, 8.00%, 7/1/30                                   86,117
--------------------------------------------------------------------------------
          118,490  FNMA, 7.50%, 9/1/30                                  126,005
--------------------------------------------------------------------------------
          790,003  FNMA, 7.00%, 9/1/31                                  832,457
--------------------------------------------------------------------------------
          327,643  FNMA, 6.50%, 1/1/32                                  341,575
--------------------------------------------------------------------------------
          812,385  FNMA, 6.00%, 6/1/32                                  844,453
--------------------------------------------------------------------------------
          841,028  FNMA, 7.00%, 6/1/32                                  886,225
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          55

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         424,165  FNMA, 6.50%, 8/1/32                           $      442,201
--------------------------------------------------------------------------------
        1,810,919  FNMA, 6.00%, 11/1/32                               1,882,476
--------------------------------------------------------------------------------
        2,234,709  FNMA, 6.50%, 11/1/32                               2,329,690
--------------------------------------------------------------------------------
           10,853  GNMA, 8.75%, 3/15/25                                  12,008
--------------------------------------------------------------------------------
           21,966  GNMA, 7.50%, 10/15/25                                 23,469
--------------------------------------------------------------------------------
          160,372  GNMA, 6.00%, 3/15/26                                 168,963
--------------------------------------------------------------------------------
            2,013  GNMA, 7.50%, 4/15/26                                   2,148
--------------------------------------------------------------------------------
          115,205  GNMA, 7.00%, 12/15/27                                121,678
--------------------------------------------------------------------------------
          125,843  GNMA, 6.50%, 2/15/28                                 132,162
--------------------------------------------------------------------------------
          113,087  GNMA, 6.50%, 3/15/28                                 118,765
--------------------------------------------------------------------------------
          177,776  GNMA, 7.00%, 8/15/29                                 187,495
--------------------------------------------------------------------------------
           39,405  GNMA, 7.50%, 5/15/30                                  41,926
--------------------------------------------------------------------------------
          642,053  GNMA, 7.00%, 5/15/31                                 676,730
--------------------------------------------------------------------------------
          976,197  GNMA, 5.50%, 11/15/32                              1,021,943
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $16,177,332)                                                   16,775,979
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 2.8%

          500,000  U.S. Treasury Bonds, 8.875%,
                   8/15/17                                              769,610
--------------------------------------------------------------------------------
          250,000  U.S. Treasury Bonds, 6.375%,
                   8/16/27                                              321,006
--------------------------------------------------------------------------------
          900,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                            1,045,969
--------------------------------------------------------------------------------
        6,400,000  U.S. Treasury Notes, 2.125%,
                   8/31/04                                            6,478,252
--------------------------------------------------------------------------------
          700,000  U.S. Treasury Notes, 1.75%,
                   12/31/04                                             706,126
--------------------------------------------------------------------------------
        2,000,000  U.S. Treasury Notes, 1.625%,
                   3/31/05                                            2,013,594
--------------------------------------------------------------------------------
        1,000,000  U.S. Treasury Notes, 3.25%,
                   8/15/07                                            1,049,532
--------------------------------------------------------------------------------
        1,200,000  U.S. Treasury Notes, 3.625%,
                   5/15/13                                            1,227,845
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $13,429,657)                                                   13,611,934
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 1.2%

        3,850,000  Bundesschatzanw, 3.00%,
                   12/10/04                                           4,594,998
--------------------------------------------------------------------------------
          550,000  Province of Ontario, 3.50%,
                   9/17/07                                              576,457
--------------------------------------------------------------------------------
          500,000  Province of Ontario, 3.125%,
                   5/2/08                                               513,325
--------------------------------------------------------------------------------
          300,000  Province of Quebec, 7.50%,
                   9/15/29                                              411,648
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS  & AGENCIES
(Cost $5,501,119)                                                     6,096,428
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(10) -- 1.2%

$         400,000  American Family Financial
                   Services, Inc., 1.19%, 7/10/03                 $     399,430
--------------------------------------------------------------------------------
          400,000  Amstel Funding Corp., 1.28%,
                   6/5/03                                               399,915
--------------------------------------------------------------------------------
          250,000  Amstel Funding Corp., 1.27%,
                   7/16/03                                              249,594
--------------------------------------------------------------------------------
          400,000  Amstel Funding Corp., 1.28%,
                   8/4/03 (Acquired 2/4/03, Cost
                   $397,426)(4)                                         399,098
--------------------------------------------------------------------------------
          400,000  Credit Suisse First Boston NY,
                   1.25%, 6/25/03                                       399,634
--------------------------------------------------------------------------------
          400,000  Crown Point Capital Co.,
                   1.26%, 7/10/03                                       399,430
--------------------------------------------------------------------------------
          300,000  Danske Corporation, 1.24%,
                   8/11/03                                              299,252
--------------------------------------------------------------------------------
          400,000  Falcon Asset Securities Corp.,
                   1.26%, 6/25/03                                       399,634
--------------------------------------------------------------------------------
          400,000  Govco Inc., 1.25%, 7/2/03
                   (Acquired 5/30/03, Cost
                   $399,542)(4)                                         399,539
--------------------------------------------------------------------------------
          400,000  Lexington Parker Capital,
                   1.21%, 7/25/03                                       399,232
--------------------------------------------------------------------------------
          500,000  Old Line Funding Corp., 1.25%,
                   6/9/03                                               499,821
--------------------------------------------------------------------------------
          380,000  Shell Finance, 1.23%, 8/28/03                        378,832
--------------------------------------------------------------------------------
          300,000  Tannehill Capital Co. LLC,
                   1.22%, 9/18/03                                       298,868
--------------------------------------------------------------------------------
          400,000  Thunder Bay Funding Inc.,
                   1.25%, 6/18/03                                       399,731
--------------------------------------------------------------------------------
          400,000  Verizon Network Funding Corp.,
                   1.15%, 6/13/03                                       399,801
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $5,722,235)                                                     5,721,811
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(9) -- 1.0%

          176,028  Chase Mortgage Finance
                   Corporation, Series 2001 S3,
                   Class A1 SEQ, 6.50%, 7/25/16                         180,362
--------------------------------------------------------------------------------
        5,434,060  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.20%, 6/1/03(11)                      261,009
--------------------------------------------------------------------------------
          500,000  Commercial Mortgage
                   Acceptance Corporation,
                   Series 1999 C1, Class A2 SEQ,
                   7.03%, 6/15/31                                       596,807
--------------------------------------------------------------------------------
          250,000  Commercial Mortgage Asset
                   Trust, Series 1999 C1,
                   Class A2 SEQ, 6.59%, 1/17/32                         288,298
--------------------------------------------------------------------------------
          589,622  FHLMC REMIC, Class HA,
                   4.50%, 4/15/32                                       602,968
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

$         438,707  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                  $    464,672
--------------------------------------------------------------------------------
          548,612  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                         563,741
--------------------------------------------------------------------------------
        8,217,310  GMAC Commercial Mortgage
                   Securities Inc. STRIPS -
                   INTEREST, Series 1999 C1,
                   Class X, VRN, 0.84%, 6/1/03(11)                      267,063
--------------------------------------------------------------------------------
          396,075  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             416,741
--------------------------------------------------------------------------------
          450,000  J.P. Morgan Chase Commercial
                   Mortgage Securities Corp.,
                   Series 2002 FL1A, Class A2,
                   VRN, 1.75%, 6/16/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with no
                   caps (Acquired 4/3/02, Cost
                   $450,000)(4)(11)                                     450,089
--------------------------------------------------------------------------------
           79,147  Morgan Stanley Capital I,
                   Series 1998 WF1, Class A1
                   SEQ, 6.25%, 3/15/30                                   84,855
--------------------------------------------------------------------------------
           64,484  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                        69,352
--------------------------------------------------------------------------------
          500,000  Wachovia Bank Commercial
                   Mortgage Trust, Series 2003
                   C4, Class A2 SEQ, 4.57%,
                   4/15/35                                              528,178
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $4,726,529)                                                     4,774,135
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(9) -- 0.8%

          220,710  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ, 7.02%,
                   12/12/05                                             225,373
--------------------------------------------------------------------------------
          191,916  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         196,289
--------------------------------------------------------------------------------
            9,438  Countrywide Asset-Backed
                   Certificates, Series 2001-1,
                   Class AF3, 6.10%, 8/25/26                              9,430
--------------------------------------------------------------------------------
          700,000  CPL Transition Funding LLC,
                   Series 2002-1, Class A4 SEQ,
                   5.96%, 7/15/15                                       806,763
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   4.79%, 11/15/06                                      261,824
--------------------------------------------------------------------------------
           72,847  Long Beach Asset Holdings
                   Corporation, Series 2002-2,
                   Class SC, 8.50%, 7/25/32
                   (Acquired 6/6/02, Cost
                   $72,632)(4)                                           72,938
--------------------------------------------------------------------------------

Principal Amount/Shares                                                  Value
--------------------------------------------------------------------------------

$          53,286  Onyx Automobile Receivables,
                   Series 2002 A, 13.61%,
                   10/20/08                                        $     53,024
--------------------------------------------------------------------------------
          300,000  Peco Energy Transition Trust,
                   Series 1999 A, Class A6 SEQ,
                   6.05%, 3/1/09                                        336,523
--------------------------------------------------------------------------------
        2,000,000  Residential Funding Mortgage
                   Securities II, Series 2002 HS2,
                   Class A4 SEQ, 5.24%, 3/25/17                       2,036,779
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $3,821,980)                                                     3,998,943
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.5%

BANKS -- 0.1%
--------------------------------------------------------------------------------
        5,900,000  Banco Itau SA ORD                                    400,904
--------------------------------------------------------------------------------
CLOTHING STORES(5)
--------------------------------------------------------------------------------
        1,306,000  Companhia de Tecidos do
                   Norte de Minas - Coteminas
                   ORD                                                   88,742
--------------------------------------------------------------------------------
DEPARTMENT STORES(5)
--------------------------------------------------------------------------------
       22,300,000  Lojas Americanas SA ORD                               85,468
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.2%
--------------------------------------------------------------------------------
           34,600  Companhia de Bebidas das
                   Americas ADR                                         692,000
--------------------------------------------------------------------------------
           91,294  Embotelladora Andina SA ORD                          123,188
--------------------------------------------------------------------------------
          597,000  Sadia SA ORD                                         273,771
--------------------------------------------------------------------------------
                                                                      1,088,959
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER(5)
--------------------------------------------------------------------------------
           12,000  Aracruz Celulose SA ADR                              238,560
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
        9,200,000  Companhia de Gas de Sao
                   Paulo ORD(1)                                         186,063
--------------------------------------------------------------------------------
        5,000,000  Sibirtelecom ORD                                      94,000
--------------------------------------------------------------------------------
                                                                        280,063
--------------------------------------------------------------------------------
MINING & METALS -- 0.1%
--------------------------------------------------------------------------------
       11,900,000  Companhia Siderurgica de
                   Tubarao ORD                                          179,287
--------------------------------------------------------------------------------
           70,000  Usinas Siderurgicas de Minas
                   Gerais SA Cl A ORD(1)                                254,460
--------------------------------------------------------------------------------
                                                                        433,747
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS(5)
--------------------------------------------------------------------------------
      210,000,000  Tele Celular Sul Participacoes
                   SA ORD                                               184,167
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,207,331)                                                     2,800,610
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          57

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 0.2%

$         600,000  FHLMC, 5.125%, 7/15/12                          $    672,904
--------------------------------------------------------------------------------
          217,000  FHLMC STRIPS - COUPON,
                   1.33%, 1/15/04                                       215,088
--------------------------------------------------------------------------------
          300,000  Government Trust Certificate,
                   1.50%, 11/15/03(3)                                   297,869
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $1,142,149)                                                     1,185,861
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS -- 0.2%

          288,000  Israel Government Aid Bond,
                   1.65%, 11/15/03                                      286,019
--------------------------------------------------------------------------------
          490,000  TIGR, 1.45%, 11/15/03                                486,629
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $772,663)                                                         772,648
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.1%

          300,000  Canadian Imperial Bank of
                   Commerce, 1.31%, 7/10/03                             300,026
--------------------------------------------------------------------------------
          300,000  UBS AG, 1.24%, 3/22/04                               300,214
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $599,970)                                                         600,240
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.1%

$         400,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,  1.47%,
                   6/4/03 (LOC: Keybank  N.A.)
(Cost $400,000)                                                    $    400,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS --
SEGREGATED FOR FUTURES** -- 0.3%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated 5/30/03,
due 6/2/03 (Delivery value $1,446,895)
(Cost $1,446,750)                                                     1,446,750
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.3%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated 5/30/03,
due  6/2/03 (Delivery value $16,154,865)(12)
(Cost $16,153,250)                                                   16,153,250
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $441,858,405)                                                $490,904,872
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
    Contracts to Sell      Settlement Date       Value          Unrealized Gain
--------------------------------------------------------------------------------
      3,741,700  ZAR            6/18/03         $ 461,056          $ 1,094
                                             ===================================
(Value on Settlement Date $462,150)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

EQUITY FUTURES CONTRACTS**
                                             Underlying Face
       Purchased          Expiration Date    Amount at Value    Unrealized Gain
--------------------------------------------------------------------------------
   6   S&P 500 Futures       June 2003         $1,446,750            $48,422
                                             ===================================

**EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

See Notes to Financial Statements.                                  (continued)

-----

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

ORD = Foreign Ordinary Share

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TIGR = Treasury Investment Growth Receipts

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity, unless otherwise noted. Rate shown is effective May 31, 2003.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective May 31, 2003.

ZAR = South African Rand

(1)  Non-income producing.

(2)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(3)  Security is a zero-coupon bond. The yield to maturity at purchase is indicated. Zero coupon securities are issued at a substantial discount from their value at maturity.

(4)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2003, was $5,997,784, which represented 1.2% of net assets.

(5)  Category is less than 0.05% of total investment securities.

(6)  Security is an exchange-traded bond fund. Quantity indicated
     reflects the number of shares owned.

(7)  When-issued security or forward commitment.

(8)  Step-coupon security. These securities become interest bearing at a predetermined rate and future date and  are issued at a substantial discount from their value at maturity.

(9)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(10) The yield to maturity at purchase is indicated.

(11) Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(12) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

See Notes to Financial Statements.

                                                                          -----
                                                                          59

Statement of Assets and Liabilities

MAY 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------
                                              STRATEGIC          STRATEGIC          STRATEGIC
                                             CONSERVATIVE         MODERATE          AGGRESSIVE
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $437,150,285,
$894,167,612, and $424,258,405,
respectively)                               $470,317,702       $978,270,547       $473,304,872
------------------------------------------
Repurchase agreements, at value
(amortized cost and
cost for federal income
tax purposes)                                 62,900,000         43,000,000         17,600,000
------------------------------------------
Cash                                              --                 --                203,954
------------------------------------------
Foreign currency holdings, at value
(cost of $--, $412,486, and $275,064,
respectively)                                     --                411,264            274,267
------------------------------------------
Receivable for investments sold                4,488,522         11,168,424          5,759,527
------------------------------------------
Receivable for forward foreign
currency exchange contracts                       --                  1,546              1,094
------------------------------------------
Receivable for capital shares sold                52,886             17,309             18,192
------------------------------------------
Receivable for variation margin
on futures contracts                              30,586            149,170             22,951
------------------------------------------
Dividends and interest receivable              1,874,309          3,950,777          1,775,443
------------------------------------------------------------------------------------------------
                                             539,664,005      1,036,969,037        498,960,300
------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                            1,435,278         20,220,987               --
------------------------------------------
Payable for investments purchased             52,243,302         37,363,448         15,336,693
------------------------------------------
Accrued management fees                          365,338            836,225            445,235
------------------------------------------
Distribution fees payable                         12,134             37,584             23,736
------------------------------------------
Service fees payable                              12,134             37,149             23,035
------------------------------------------------------------------------------------------------
                                              54,068,186         58,495,393         15,828,699
------------------------------------------------------------------------------------------------
NET ASSETS                                  $485,595,819       $978,473,644       $483,131,601
================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)     $469,951,730     $1,007,526,702       $533,596,756
------------------------------------------
Undistributed net investment income            1,644,307          3,610,554          2,294,101
------------------------------------------
Accumulated net realized loss
on investment and foreign
currency transactions                        (19,239,522)      (117,536,883)      (101,867,740)
------------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities in
foreign currencies                            33,239,304         84,873,271         49,108,484
------------------------------------------------------------------------------------------------
                                            $485,595,819       $978,473,644       $483,131,601
================================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------
Net assets                                  $271,619,088       $601,346,749       $331,320,544
------------------------------------------
Shares outstanding                            52,888,389        106,338,166         55,192,876
------------------------------------------
Net asset value per share                          $5.14              $5.65              $6.00
------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------
Net assets                                  $155,023,130       $197,609,836        $38,920,629
------------------------------------------
Shares outstanding                            30,169,956         34,931,089          6,475,000
------------------------------------------
Net asset value per share                          $5.14              $5.66              $6.01
------------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------
Net assets                                   $58,953,601       $178,457,578       $111,221,508
------------------------------------------
Shares outstanding                            11,487,137         31,599,895         18,560,732
------------------------------------------
Net asset value per share                          $5.13              $5.65              $5.99
------------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------
Net assets                                           N/A         $1,059,481         $1,668,920
------------------------------------------
Shares outstanding                                   N/A            187,896            279,542
------------------------------------------
Net asset value per share                            N/A              $5.64              $5.97
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------
                                               STRATEGIC          STRATEGIC         STRATEGIC
                                             CONSERVATIVE         MODERATE          AGGRESSIVE
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
INCOME:
------------------------------------------
Interest                                      $3,570,744         $7,316,026         $2,732,754
------------------------------------------
Dividends (net of foreign taxes
withheld of $66,101, $234,236,
and $147,293, respectively)                    1,695,631          5,059,714          2,794,346
------------------------------------------------------------------------------------------------
                                               5,266,375         12,375,740          5,527,100
------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------------------
Management fees                                1,646,562          4,329,143          2,345,556
------------------------------------------
Distribution fees:
------------------------------------------
  Advisor Class                                   58,368            180,377            109,457
------------------------------------------
  C Class                                             --              2,439              4,788
------------------------------------------
Service fees:
------------------------------------------
  Advisor Class                                   58,368            180,377            109,457
------------------------------------------
  C Class                                             --                813              1,596
------------------------------------------
Directors' fees and expenses                       2,617              6,919              3,640
------------------------------------------
Other expenses                                     5,010             12,016              4,263
------------------------------------------------------------------------------------------------
                                               1,770,925          4,712,084          2,578,757
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          3,495,450          7,663,656          2,948,343
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------------
Investment transactions                       (2,423,877)       (12,540,395)       (10,425,593)
------------------------------------------
Foreign currency transactions
(net of foreign taxes withheld of
$0, $1,073, and $745, respectively)               34,945           (400,382)          (278,522)
------------------------------------------------------------------------------------------------
                                              (2,388,932)       (12,940,777)       (10,704,115)
------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION ON:
------------------------------------------
Investments                                   26,091,931         62,170,214         32,692,427
------------------------------------------
Translation of assets and liabilities
in foreign currencies                              2,467             97,153             67,652
------------------------------------------------------------------------------------------------
                                              26,094,398         62,267,367         32,760,079
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN              23,705,466         49,326,590         22,055,964
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    $27,200,916        $56,990,246        $25,004,307
================================================================================================

See Notes to Financial Statements.

                                                                         -----
                                                                         61

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2002
------------------------------------------------------------------------------------------------------------------
                                                 STRATEGIC CONSERVATIVE                  STRATEGIC MODERATE
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                          2003                2002             2003               2002
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                        $3,495,450          $6,679,350        $7,663,656        $15,407,944
------------------------------------------
Net realized loss                            (2,388,932)        (12,767,918)      (12,940,777)       (59,073,628)
------------------------------------------
Change in net unrealized
appreciation                                 26,094,398          (1,557,324)       62,267,367         (8,936,033)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                              27,200,916          (7,645,892)       56,990,246        (52,601,717)
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
From net  investment income:
------------------------------------------
  Investor Class                             (2,503,623)         (5,633,600)       (4,805,121)       (10,791,420)
------------------------------------------
  Institutional Class                          (174,637)           (405,503)       (1,010,431)        (2,237,764)
------------------------------------------
  Advisor Class                                (375,161)           (409,501)         (981,964)        (1,240,584)
------------------------------------------
  C Class                                          --                  --              (2,223)            (1,257)
------------------------------------------
From net realized gains:
------------------------------------------
  Investor Class                                   --              (869,726)              --                 --
------------------------------------------
  Institutional Class                              --               (62,113)              --                 --
------------------------------------------
  Advisor Class                                    --               (50,180)              --                 --
------------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                           (3,053,421)         (7,430,623)        (6,799,739)      (14,271,025)
------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net
assets from capital
share transactions                          173,520,702          70,601,880         143,193,810      133,444,971
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  197,668,197          55,525,365         193,384,317       66,572,229

NET ASSETS
------------------------------------------------------------------------------------------------------------------
Beginning of period                         287,927,622         232,402,257        785,089,327       718,517,098
------------------------------------------------------------------------------------------------------------------
End of period                              $485,595,819        $287,927,622       $978,473,644      $785,089,327
==================================================================================================================

Undistributed net
investment income                            $1,644,307          $1,202,278         $3,610,554        $2,747,710
==================================================================================================================

See Notes to Financial Statements.                                   (continued)

-----

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                              2003                2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $2,948,343         $5,386,387
------------------------------------------
Net realized loss                                (10,704,115)       (42,924,357)
------------------------------------------
Change in net unrealized appreciation             32,760,079           (281,775)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         25,004,307        (37,819,745)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                  (3,719,428)        (4,402,208)
------------------------------------------
  Institutional Class                               (395,761)          (526,504)
------------------------------------------
  Advisor Class                                     (799,079)          (503,990)
------------------------------------------
  C Class                                             (2,863)              (103)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                (4,917,131)        (5,432,805)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                   54,638,676         84,531,796
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        74,725,852         41,279,246

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              408,405,749        367,126,503
--------------------------------------------------------------------------------
End of period                                   $483,131,601       $408,405,749
================================================================================

Undistributed net investment income               $2,294,101         $4,263,632
================================================================================

See Notes to Financial Statements.

                                                                         -----
                                                                         63

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 the (1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's asset mix.
The funds seek to achieve their objectives by diversifying investments among three asset classes -- stocks, bonds and money market instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Strategic Conservative is authorized to issue the Investor
Class, the Institutional Class, and the Advisor Class. Strategic Moderate and
Strategic Aggressive are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss)  on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One  of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

                                                                     (continued)

-----

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE  CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

                                                                         -----
                                                                         65

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month.

The annual management fee schedule for each class of Strategic Conservative is as follows:

-------------------------------------------------------------------
                                 INVESTOR   INSTITUTIONAL   ADVISOR
                                   CLASS        CLASS        CLASS
-------------------------------------------------------------------
FUND AVERAGE NET ASSETS
-------------------------------------------------------------------
0 to $1 billion                    1.00%        0.80%        0.75%
-------------------------------------------------------------------
Over $1 billion                    0.90%        0.70%        0.65%
-------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR   INSTITUTIONAL   ADVISOR         C
                                   CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
0 to $1 billion                    1.10%        0.90%        0.85%        1.10%
--------------------------------------------------------------------------------
Over $1 billion                    1.00%        0.80%        0.75%        1.00%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR   INSTITUTIONAL   ADVISOR         C
                                   CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
0 to $1 billion                    1.20%        1.00%        0.95%        1.20%
--------------------------------------------------------------------------------
Over $1 billion                    1.10%        0.90%        0.85%        1.10%
--------------------------------------------------------------------------------

The effective annual management fees for the six months ended May 31, 2003, were as follows:
--------------------------------------------------------------------------------
                                 INVESTOR   INSTITUTIONAL   ADVISOR         C
                                   CLASS        CLASS        CLASS        CLASS
--------------------------------------------------------------------------------
Strategic Conservative             1.00%        0.80%        0.75%         N/A
--------------------------------------------------------------------------------
Strategic Moderate                 1.10%        0.90%        0.85%        1.10%
--------------------------------------------------------------------------------
Strategic Aggressive               1.20%        1.00%        0.95%        1.20%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of  Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services plan for the C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay
American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                            ADVISOR         C
--------------------------------------------------------------------------------
Distribution Fee                                             0.25%        0.75%
--------------------------------------------------------------------------------
Service Fee                                                  0.25%        0.25%
--------------------------------------------------------------------------------

                                                                     (continued)

-----

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended May 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended May 31, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                    STRATEGIC        STRATEGIC       STRATEGIC
                                  CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government
& Agency Obligations              $252,573,640     $604,551,507     $343,230,012
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations                $198,617,062     $165,288,057      $37,832,320
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government
& Agency Obligations              $138,936,895     $435,403,741     $285,801,997
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations                $161,438,428     $174,701,623      $42,059,224
--------------------------------------------------------------------------------

                                                                     (continued)

                                                                         -----
                                                                         67

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

---------------------------------------------------------------------------------------------------------
                                       STRATEGIC CONSERVATIVE                  STRATEGIC MODERATE
---------------------------------------------------------------------------------------------------------
                                     SHARES              AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                 200,000,000                            200,000,000
=========================================================================================================
Sold                               10,028,657          $48,351,741        20,715,047        $109,464,806
--------------------------------
Issued in reinvestment
of distributions                      506,403            2,439,396           914,796           4,759,123
--------------------------------
Redeemed                           (6,138,078)         (29,734,630)      (18,395,599)        (98,142,595)
---------------------------------------------------------------------------------------------------------
Net increase                        4,396,982          $21,056,507         3,234,244         $16,081,334
=========================================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                 200,000,000          200,000,000       200,000,000
=========================================================================================================
Sold                               22,688,199         $113,298,307        32,944,066        $185,807,127
--------------------------------
Issued in reinvestment
of distributions                    1,260,386            6,341,481         1,924,974          10,704,657
--------------------------------
Redeemed                          (14,585,444)         (72,487,745)      (27,878,008)       (153,774,575)
---------------------------------------------------------------------------------------------------------
Net increase                        9,363,141          $47,152,043         6,991,032         $42,737,209
=========================================================================================================

INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                  50,000,000                             50,000,000
=========================================================================================================
Sold                               32,726,768         $156,634,013        18,742,189         $97,170,077
--------------------------------
Issued in reinvestment
of distributions                       36,224              174,637           194,276           1,010,431
--------------------------------
Redeemed                           (5,598,049)         (27,008,702)       (3,695,051)        (19,375,518)
---------------------------------------------------------------------------------------------------------
Net increase                       27,164,943         $129,799,948        15,241,414         $78,804,990
=========================================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                  50,000,000                             50,000,000
=========================================================================================================
Sold                                2,153,069          $10,731,103         4,272,201         $23,762,147
--------------------------------
Issued in reinvestment
of distributions                       92,815              467,616           401,527           2,237,764
--------------------------------
Redeemed                           (2,077,325)         (10,335,665)       (4,348,739)        (24,303,755)
---------------------------------------------------------------------------------------------------------
Net increase                          168,559             $863,054           324,989          $1,696,156
=========================================================================================================

ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                  50,000,000                             50,000,000
=========================================================================================================
Sold                                5,562,684          $27,038,108        12,252,902         $64,215,892
--------------------------------
Issued in reinvestment
of distributions                       77,978              375,161           189,034             981,793
--------------------------------
Redeemed                             (978,397)          (4,749,022)       (3,306,941)        (17,396,130)
---------------------------------------------------------------------------------------------------------
Net increase                        4,662,265          $22,664,247         9,134,995         $47,801,555
=========================================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                  50,000,000                             50,000,000
=========================================================================================================
Sold                                5,590,549          $27,463,573        22,650,067        $127,142,333
--------------------------------
Issued in reinvestment
of distributions                       92,351              459,681            227,161          1,238,847
--------------------------------
Redeemed                           (1,084,196)          (5,336,471)        (7,256,364)       (39,856,083)
---------------------------------------------------------------------------------------------------------
Net increase                        4,598,704          $22,586,783        15,620,864         $88,525,097
=========================================================================================================

                                                                     (continued)

-----

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                        STRATEGIC MODERATE
--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                 50,000,000
================================================================================
Sold                                                 101,300         $530,198
---------------------------------------------
Issued in reinvestment of distributions                  428            2,223
---------------------------------------------
Redeemed                                              (5,068)         (26,490)
--------------------------------------------------------------------------------
Net increase                                          96,660         $505,931
================================================================================
YEAR ENDED NOVEMBER 30, 2002

Shares Authorized                                 50,000,000
================================================================================
Sold                                                  92,143         $493,791
---------------------------------------------
Issued in reinvestment of distributions                  238            1,257
---------------------------------------------
Redeemed                                              (1,590)          (8,539)
--------------------------------------------------------------------------------
Net increase                                          90,791         $486,509
================================================================================

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                     SHARES            AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                200,000,000
================================================================================
Sold                                              10,128,128      $56,093,949
---------------------------------------------
Issued in reinvestment of distributions              666,594        3,686,265
---------------------------------------------
Redeemed                                          (7,576,457)     (41,789,519)
--------------------------------------------------------------------------------
Net increase                                       3,218,265      $17,990,695
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED
================================================================================
Sold                                              17,695,821     $108,252,641
---------------------------------------------
Issued in reinvestment of distributions              687,385        4,364,895
---------------------------------------------
Redeemed                                         (11,988,085)     (72,189,244)
--------------------------------------------------------------------------------
Net increase                                       6,395,121      $40,428,292
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                 50,000,000
================================================================================
Sold                                               3,099,950      $17,025,951
---------------------------------------------
Issued in reinvestment of distributions               71,566          395,761
---------------------------------------------
Redeemed                                          (1,485,146)      (8,153,870)
--------------------------------------------------------------------------------
Net increase                                       1,686,370       $9,267,842
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                 50,000,000
================================================================================
Sold                                               1,378,001       $8,434,006
---------------------------------------------
Issued in reinvestment of distributions               82,914          526,504
---------------------------------------------
Redeemed                                          (1,472,741)      (8,929,425)
--------------------------------------------------------------------------------
Net increase (decrease)                              (11,826)         $31,085
================================================================================

                                                                     (continued)

                                                                         -----
                                                                         69

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                     SHARES            AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                7,029,930       $38,693,622
---------------------------------------------
Issued in reinvestment of distributions               144,757           799,061
---------------------------------------------
Redeemed                                           (2,307,293)      (12,651,535)
--------------------------------------------------------------------------------
Net increase                                        4,867,394       $26,841,148
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                9,616,315       $55,369,370
---------------------------------------------
Issued in reinvestment of distributions                79,365           503,959
---------------------------------------------
Redeemed                                           (2,200,909)      (12,864,093)
--------------------------------------------------------------------------------
Net increase                                        7,494,771       $43,009,236
================================================================================

C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                  118,952          $649,795
---------------------------------------------
Issued in reinvestment of distributions                   525             2,863
---------------------------------------------
Redeemed                                              (19,631)         (113,667)
--------------------------------------------------------------------------------
Net increase                                           99,846          $538,991
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                  182,252        $1,084,912
---------------------------------------------
Issued in reinvestment of distributions                    16               103
---------------------------------------------
Redeemed                                               (3,647)          (21,832)
--------------------------------------------------------------------------------
Net increase                                          178,621        $1,063,183
================================================================================

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended May 31, 2003.

                                                                     (continued)

-----

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of May 31, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                 STRATEGIC         STRATEGIC        STRATEGIC
                               CONSERVATIVE        MODERATE         AGGRESSIVE
--------------------------------------------------------------------------------
Federal tax cost
of investments                $506,761,391      $962,121,256      $455,894,174
================================================================================
Gross tax appreciation
of investments                 $31,367,962       $81,356,472       $46,968,129
------------------------------
Gross tax depreciation
of investments                  (4,911,651)      (22,207,181)      (11,957,431)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                 $26,456,311       $59,149,291       $35,010,698
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

Following are the capital loss carryovers and capital loss deferral amounts as of November 30, 2002:

--------------------------------------------------------------------------------
                                 STRATEGIC         STRATEGIC        STRATEGIC
                               CONSERVATIVE        MODERATE         AGGRESSIVE
--------------------------------------------------------------------------------
Accumulated capital losses     $(9,370,786)     $(74,981,618)     $(73,862,534)
--------------------------------------------------------------------------------
Capital loss deferral            $(749,873)      $(4,622,380)      $(3,259,896)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2010 for Strategic
Conservative and 2009 through 2010 for Strategic Moderate and Strategic
Aggressive.

The capital loss deferrals represent net capital and currency losses incurred in the one-month period ended November 30, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                         -----
                                                                         71

Strategic Allocation: Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                   2003(1)          2002           2001           2000        1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $4.94          $5.26          $5.69          $5.69       $5.59          $5.55
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)           0.05           0.13           0.16           0.19        0.17           0.18
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.20          (0.30)          0.02           0.19        0.28           0.31
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.25          (0.17)          0.18           0.38        0.45           0.49
----------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.05)         (0.13)         (0.15)         (0.19)      (0.16)         (0.19)
---------------------------------
  From Net Realized Gains             --           (0.02)         (0.46)         (0.19)      (0.19)         (0.26)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.05)         (0.15)         (0.61)         (0.38)      (0.35)         (0.45)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $5.14          $4.94          $5.26          $5.69       $5.69          $5.59
======================================================================================================================
  TOTAL RETURN(3)                    5.16%         (3.23)%         3.37%          6.74%       8.47%          9.43%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.00%(4)         1.00%          1.00%          1.00%       1.00%          1.00%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets               1.98%(4)         2.60%          3.06%          3.32%       3.01%          3.35%
---------------------------------
Portfolio Turnover Rate                 98%           111%           160%           149%        105%           113%
---------------------------------
Net Assets, End of Period
(in thousands)                     $271,619       $239,410       $205,778       $168,037    $167,083       $180,970
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4)  Annualized.

See Notes to Financial Statements.

-----

Strategic Allocation: Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
                                       2003(1)         2002           2001          2000(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $4.94          $5.26          $5.69          $5.68
--------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------------
  Net Investment Income(3)              0.05           0.14           0.17           0.07
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.21          (0.30)          0.02          (0.01)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations                 0.26          (0.16)          0.19           0.06
--------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income           (0.06)         (0.14)         (0.16)         (0.05)
------------------------------------
  From Net Realized Gains                --           (0.02)         (0.46)           --
--------------------------------------------------------------------------------------------
  Total Distributions                  (0.06)         (0.16)         (0.62)         (0.05)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $5.14          $4.94          $5.26          $5.69
============================================================================================
  TOTAL RETURN(4)                       5.25%         (3.03)%         3.57%          1.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.81%(5)         0.80%          0.80%        0.80%(5)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 2.17%(5)         2.80%          3.26%        3.70%(5)
------------------------------------
Portfolio Turnover Rate                   98%           111%           160%         149%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                       $155,023        $14,843        $14,922         $3,573
--------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  August 1, 2000 (commencement of sale) through November 30, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

                                                                         -----
                                                                         73

Strategic Allocation: Conservative - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                                                      ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000        1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $4.93          $5.26          $5.69          $5.69       $5.59          $5.56
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)           0.04           0.12           0.15           0.18        0.15           0.17
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.21          (0.31)          0.02           0.18        0.30           0.31
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.25          (0.19)          0.17           0.36        0.45           0.48
----------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.05)         (0.12)         (0.14)         (0.17)      (0.16)         (0.19)
---------------------------------
  From Net Realized Gains             --           (0.02)         (0.46)         (0.19)      (0.19)         (0.26)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.05)         (0.14)         (0.60)         (0.36)      (0.35)         (0.45)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $5.13          $4.93          $5.26          $5.69       $5.69          $5.59
======================================================================================================================
  TOTAL RETURN(3)                    5.04%         (3.66)%         3.11%          6.49%       8.32%          9.06%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.25%(4)         1.25%          1.25%          1.25%       1.25%          1.25%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.73%(4)         2.35%          2.81%          3.07%       2.76%          3.10%
---------------------------------
Portfolio Turnover Rate                98%           111%           160%           149%        105%           113%
---------------------------------
Net Assets, End of Period
(in thousands)                     $58,954        $33,675        $11,702        $11,737      $8,876         $6,596
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4)  Annualized.

See Notes to Financial Statements.

-----

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000        1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $5.40          $5.87          $6.92          $6.89       $6.22          $5.98
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)           0.05           0.11           0.13           0.16        0.12           0.15
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.25          (0.47)         (0.26)          0.20        0.88           0.45
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.30          (0.36)         (0.13)          0.36        1.00           0.60
----------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.05)         (0.11)         (0.12)         (0.15)      (0.12)         (0.16)
---------------------------------
  From Net Realized Gains             --             --           (0.80)         (0.18)      (0.21)         (0.20)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.05)         (0.11)         (0.92)         (0.33)      (0.33)         (0.36)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $5.65          $5.40          $5.87          $6.92       $6.89          $6.22
======================================================================================================================
  TOTAL RETURN(3)                    5.54%         (6.23)%        (2.37)%         5.20%      16.97%         10.32%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.10%(4)         1.10%          1.10%          1.10%       1.10%          1.10%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.83%(4)         2.01%          2.20%          2.24%       1.92%          2.38%
---------------------------------
Portfolio Turnover Rate                79%           147%           175%           153%        107%           127%
---------------------------------
Net Assets, End of Period
(in thousands)                    $601,347       $556,989       $564,586       $444,882    $375,592       $261,721
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                         -----
                                                                         75

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
                                       2003(1)         2002           2001          2000(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $5.40          $5.87          $6.93          $7.23
--------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------------
  Net Investment Income(3)              0.05           0.12           0.14           0.06
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.26          (0.47)         (0.27)         (0.31)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations                 0.31          (0.35)         (0.13)         (0.25)
--------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income           (0.05)         (0.12)         (0.13)         (0.05)
------------------------------------
  From Net Realized Gains                --             --           (0.80)           --
--------------------------------------------------------------------------------------------
  Total Distributions                  (0.05)         (0.12)         (0.93)         (0.05)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $5.66          $5.40          $5.87          $6.93
============================================================================================
  TOTAL RETURN(4)                       5.82%         (6.04)%        (2.30)%        (3.53)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.91%(5)         0.90%          0.90%        0.90%(5)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 2.02%(5)         2.21%          2.40%        2.67%(5)
------------------------------------
Portfolio Turnover Rate                   79%           147%           175%         153%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                       $197,610       $106,398       $113,763        $24,285
--------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  August 1, 2000 (commencement of sale) through November 30, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

-----

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                                                      ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000        1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $5.40          $5.87          $6.92          $6.89       $6.22          $5.98
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)           0.04           0.10           0.12           0.15        0.11           0.13
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.25          (0.48)         (0.27)          0.20        0.88           0.45
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.29          (0.38)         (0.15)          0.35        0.99           0.58
----------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.04)         (0.09)         (0.10)         (0.14)      (0.11)         (0.14)
---------------------------------
  From Net Realized Gains             --             --           (0.80)         (0.18)      (0.21)         (0.20)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.04)         (0.09)         (0.90)         (0.32)      (0.32)         (0.34)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $5.65          $5.40          $5.87          $6.92       $6.89          $6.22
======================================================================================================================
  TOTAL RETURN(3)                    5.42%         (6.45)%        (2.59)%         4.95%      16.66%         10.07%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.35%(4)         1.35%          1.35%          1.35%       1.35%          1.35%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.58%(4)         1.76%          1.95%          1.99%       1.67%          2.13%
---------------------------------
Portfolio Turnover Rate                79%           147%           175%           153%        107%           127%
---------------------------------
Net Assets, End of Period
(in thousands)                    $178,458       $121,210        $40,166        $21,605     $15,979        $13,251
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                         -----
                                                                         77

Strategic Allocation: Moderate - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                          2003(1)         2002          2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $5.39          $5.86          $5.62
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------------
  Net Investment Income(3)                 0.02           0.06           0.01
---------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.25          (0.48)          0.23
--------------------------------------------------------------------------------
  Total From
  Investment Operations                    0.27          (0.42)          0.24
--------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income              (0.02)         (0.05)           --
---------------------------------------
  From Net Realized Gains                   --             --             --
--------------------------------------------------------------------------------
  Total Distributions                     (0.02)         (0.05)           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $5.64          $5.39          $5.86
================================================================================
  TOTAL RETURN(4)                          5.07%         (7.16)%         4.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.10%(5)         2.10%        2.10%(5)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    0.83%(5)         1.01%        0.72%(5)
---------------------------------------
Portfolio Turnover Rate                      79%           147%         175%(6)
---------------------------------------
Net Assets, End of Period
(in thousands)                            $1,059           $492             $3
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  October 2, 2001 (commencement of sale) through November 30, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

-----

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000          1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $5.78          $6.49          $7.89          $7.91         $6.54          $6.25
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)           0.04           0.09           0.10           0.11          0.07           0.10
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.25          (0.70)         (0.59)          0.30          1.55           0.49
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.29          (0.61)         (0.49)          0.41          1.62           0.59
----------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.07)         (0.10)         (0.09)         (0.08)        (0.08)         (0.09)
---------------------------------
  From Net Realized Gains             --             --           (0.82)         (0.35)        (0.17)         (0.21)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.07)         (0.10)         (0.91)         (0.43)        (0.25)         (0.30)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $6.00          $5.78          $6.49          $7.89         $7.91          $6.54
======================================================================================================================
  TOTAL RETURN(3)                    5.15%         (9.59)%        (7.27)%         5.14%        25.69%          9.93%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.20%(4)         1.20%          1.20%          1.20%        1.20%          1.20%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.47%(4)         1.42%          1.53%          1.25%        1.02%          1.49%
---------------------------------
Portfolio Turnover Rate                83%           172%           184%           149%         115%           134%
---------------------------------
Net Assets, End of Period
(in thousands)                    $331,321       $300,644       $295,780       $311,193     $192,831       $145,125
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                         -----
                                                                         79

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
                                       2003(1)         2002           2001          2000(2)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $5.80          $6.50          $7.89          $8.50
--------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------------
  Net Investment Income(3)              0.05           0.10           0.11           0.05
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.24          (0.69)         (0.59)         (0.66)
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations                 0.29          (0.59)         (0.48)         (0.61)
--------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income           (0.08)         (0.11)         (0.09)           --
------------------------------------
  From Net Realized Gains                --             --           (0.82)           --
--------------------------------------------------------------------------------------------
  Total Distributions                  (0.08)         (0.11)         (0.91)           --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.01          $5.80          $6.50          $7.89
============================================================================================
  TOTAL RETURN(4)                       5.17%         (9.23)%        (7.06)%        (7.18)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.00%(5)         1.00%          1.00%        1.00%(5)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.67%(5)         1.62%          1.73%        1.70%(5)
------------------------------------
Portfolio Turnover Rate                   83%           172%           184%         149%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                        $38,921        $27,764        $31,219         $6,404
--------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  August 1, 2000 (commencement of sale) through November 30, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class  and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

-----

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                                                      ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000          1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $5.77          $6.47          $7.86          $7.89         $6.52          $6.23
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(2)           0.03           0.07           0.09           0.09          0.05           0.08
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.25          (0.69)         (0.59)          0.29          1.55           0.49
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.28          (0.62)         (0.50)          0.38          1.60           0.57
----------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income        (0.06)         (0.08)         (0.07)         (0.06)        (0.06)         (0.07)
---------------------------------
  From Net Realized Gains             --             --           (0.82)         (0.35)        (0.17)         (0.21)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (0.06)         (0.08)         (0.89)         (0.41)        (0.23)         (0.28)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $5.99          $5.77          $6.47          $7.86         $7.89          $6.52
======================================================================================================================
  TOTAL RETURN(3)                    4.89%         (9.68)%        (7.44)%         4.78%        25.46%          9.66%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.45%(4)         1.45%          1.45%          1.45%        1.45%          1.45%
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.22%(4)         1.17%          1.28%          1.00%        0.77%          1.24%
---------------------------------
Portfolio Turnover Rate                83%           172%           184%           149%         115%           134%
---------------------------------
Net Assets, End of Period
(in thousands)                    $111,222        $78,970        $40,120        $40,721      $13,417        $10,228
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                         -----
                                                                         81

Strategic Allocation: Aggressive - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                          2003(1)         2002          2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $5.72          $6.49          $6.51
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------------
  Net Investment Income(3)                 0.01           0.03           --(4)
---------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.26          (0.70)         (0.02)
--------------------------------------------------------------------------------
  Total From
  Investment Operations                    0.27          (0.67)         (0.02)
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income              (0.02)         (0.10)           --
---------------------------------------
  From Net Realized Gains                   --             --             --
--------------------------------------------------------------------------------
  Total Distributions                     (0.02)         (0.10)           --
-------------------------------------------------------------------------------
Net Asset Value, End of Period            $5.97          $5.72          $6.49
================================================================================
  TOTAL RETURN(5)                          4.66%        (10.54)%        (0.31)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.20%(6)         2.20%        2.20%(6)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    0.47%(6)         0.42%        1.87%(6)
---------------------------------------
Portfolio Turnover Rate                      83%           172%         184%(7)
---------------------------------------
Net Assets, End of Period
(in thousands)                            $1,669         $1,029             $7
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  November 27, 2001 (commencement of sale) through November 30, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

-----

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. (C Class is not available for
Strategic Conservative.) The total expense ratios of Advisor and C Class shares are higher than those of Investor Class shares; the total expense ratio of
Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                         -----
                                                                         83

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-----

Index Definitions

The following indices are used in the report to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EMF (Emerging Markets Free) INDEX(SM) represents the performance of stocks in global emerging market countries.

The 90-DAY U.S. TREASURY BILL INDEX  is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the  U.S. market.

                                                                         -----
                                                                         85

Notes

-----

Notes

                                                                         -----
                                                                         87

Notes

-----

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0307                                  American Century Investment Services, Inc.
SH-SAN-35031N                      (c)2003 American Century Services Corporation

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
     1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Strategic Asset Allocations, Inc.

By: /s/William M. Lyons
    Name:  William M. Lyons
    Title: President (principal executive officer)

Date:  July 30, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/William M. Lyons
     Name:  William M. Lyons
     Title: President (principal executive officer)

Date:  July 30, 2003

By: /s/Maryanne L. Roepke
    Name:  Maryanne L. Roepke
    Title: Sr. Vice President, Treasurer and
           Chief Accounting Officer (principal financial officer)

Date:  July 30, 2003